UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Active Growth ETF

Ticker: JGRO - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Growth ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Growth ETF	$47	0.44%
How did the Fund Perform?
The Fund returned 14.70% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Growth Index returned 17.71% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the technology and health care sectors detracted from relative performance.
  The Fund’s underweight allocations to Alphabet and Apple detracted from relative performance.
  The Fund’s security selection in the industrials and telecommunications sectors contributed to relative performance.
  The Fund’s underweight allocation to Microsoft and overweight allocation to Ciena contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Growth ETF - Net Asset Value	August 8, 2022	14.70%	19.27%
Russell 1000 Index		22.02	17.87
Russell 1000 Growth Index		17.71	20.45
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Growth ETF, the Russell 1000 Index and the Russell 1000 Growth Index from August 8, 2022 to June 30, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is an unmanaged index measuring the performance of the 1,000 largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$9,992,342,989
Total number of portfolio holdings	129
Portfolio turnover rate	68%
Total advisory fees paid	$36,036,489
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGRO-626
JPMorgan Active Growth ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Active Small Cap Value ETF
Ticker: JPSV - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Small Cap Value ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Small Cap Value ETF	$83	0.74%
How did the Fund Perform?
The Fund returned 24.10% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.82% and the Russell 2000 Value Index returned 43.01% for the twelve months ended June 30, 2026.
  The Fund's security selection in health care and financials detracted from performance.
  The Fund's security selection in industrials and utilities contributed to performance.
  The Fund's underweight allocation to TTM Technologies and not owning EchoStar detracted from performance.
  The Fund's overweight allocation to Sanmina and Radiant Corp. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Small Cap Value ETF - Net Asset Value	March 7, 2023	24.10%	11.39%
Russell 3000 Index		22.82	22.02
Russell 2000 Value Index		43.01	15.87
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Small Cap Value ETF, the Russell 3000 Index and the Russell 2000 Value Index from March 7, 2023 to June 30, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index measuring performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in  accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$26,883,007
Total number of portfolio holdings	107
Portfolio turnover rate	49%
Total advisory fees paid	$180,138
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective April 20, 2026, the Fund’s structure changed from a “non-transparent” or “semi-transparent” ETF, which does not publicly disclose its portfolio holdings on a daily basis, to a “transparent” ETF that discloses its portfolio holdings daily and operates in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPSV-626
JPMorgan Active Small Cap Value ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Active Value ETF
Ticker: JAVA - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Value ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Value ETF	$49	0.44%
How did the Fund Perform?
The Fund returned 22.85% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Value Index returned 27.12% for the twelve months ended June 30, 2026.
  The Fund's security selection in communication services and energy detracted from performance.
  The Fund's security selection in information technology and underweight allocation to consumer staples contributed to performance.
  The Fund's underweight allocation to Intel and not owning Caterpillar detracted from performance.
  The Fund's overweight allocation to Western Digital and Corning contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Value ETF - Net Asset Value	October 4, 2021	22.85%	12.14%
Russell 1000 Index		22.02	13.41
Russell 1000 Value Index		27.12	11.83
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Value ETF, the Russell 1000 Index and the Russell 1000 Value Index from October 4, 2021 to June 30, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is an unmanaged index measuring the performance of the 1,000 largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$6,697,804,784
Total number of portfolio holdings	161
Portfolio turnover rate	124%
Total advisory fees paid	$22,709,381
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “High Portfolio Turnover” risk disclosure to its prospectus as of November 1, 2025. As the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAVA-626
JPMorgan Active Value ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Equity Focus ETF
Ticker: JPEF - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Focus ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Focus ETF	$49	0.46%
How did the Fund Perform?
The Fund returned 15.34% for the twelve months ended June 30, 2026. The S&P 500 Index returned 22.32% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and consumer discretionary sectors detracted from relative performance.
  The Fund’s overweight allocation to Intuit and underweight allocation to Micron Technology detracted from relative performance.
  The Fund’s security selection in the financials and industrials sectors contributed to relative performance.
  The Fund’s overweight allocations to Analog Devices and United Rentals contributed to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Focus ETF - Net Asset Value	July 29, 2011*	15.34%	12.87%	16.32%
S&P 500 Index		22.32	13.41	15.51
*	Inception date for Class I Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Equity Focus ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Equity Focus Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 28, 2023 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is October 1, 2018. Returns for the Acquired Fund’s Class R6 Shares prior to their inception date are based on the performance of the Acquired Fund’s Class I Shares. The actual returns of the Acquired Fund’s Class R6 Shares would have been different than those shown because the Acquired Fund’s Class R6 Shares had different expenses than the Acquired Fund’s Class I Shares. Inception date for the Acquired Fund’s Class I Shares is July 29, 2011. Because performance for the Fund’s shares has not been adjusted to reflect the Fund’s different expenses, its performance may have been different from the performance of the Acquired Fund’s Class R6 Shares and Class I Shares. In addition, had the Acquired Fund been structured as an exchange-traded fund (“ETF”),  its performance may have differed. Performance for the Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 31, 2023, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the S&P 500 Index (“Index”) from June 30, 2016 to June 30, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Index does not reflect the deduction of expenses associated with an ETF and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in  accordance with accounting principles generally accepted in the United States of America.
The Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P ® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets	$1,979,763,545
Total number of portfolio holdings	41
Portfolio turnover rate	36%
Total advisory fees paid	$7,705,936
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2025, the Fund reduced its investment advisory fee from 0.50% of average daily net assets to 0.44% of daily average net assets.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPEF-626
JPMorgan Equity Focus ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Equity Premium Income ETF

Ticker: JEPI - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income ETF	$36	0.35%
How did the Fund Perform?
The Fund returned 7.77% for the twelve months ended June 30, 2026. The S&P 500 Index returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from relative performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 35% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to relative performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income ETF - Net Asset Value	May 20, 2020	7.77%	7.47%	11.03%
S&P 500 Index		22.32	13.41	18.07
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.90
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Equity Premium Income ETF, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from May 20, 2020 to June 30, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month, the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the balancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$44,801,086,561
Total number of portfolio holdings	131
Portfolio turnover rate	180%
Total advisory fees paid	$148,347,963
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPI-626
JPMorgan Equity Premium Income ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Fundamental Data Science Large Core ETF
Ticker: LCDS - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Core ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Fundamental Data Science Large Core ETF	$33	0.30%
How did the Fund Perform?
The Fund returned 21.06% for the twelve months ended June 30, 2026. The S&P 500 Index returned 21.88% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the financials and communication services sectors detracted from relative performance.
  Underweights in Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the information technology and health care sectors contributed to relative performance.
  Overweights in Micron Technology and Seagate Technology were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Fundamental Data Science Large Core ETF - Net Asset Value	August 7, 2024	21.06%	21.55%
S&P 500 Index		21.88	22.38
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Fundamental Data Science Large Core ETF and the S&P 500 Index from August 7, 2024 to June 30, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets	$15,988,358
Total number of portfolio holdings	113
Portfolio turnover rate	12%
Total advisory fees paid	$43,906
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
LCDS-626
JPMorgan Fundamental Data Science Large Core ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Fundamental Data Science Large Value ETF
Ticker: LVDS - The NASDAQ Stock Market® LLC (Prior to April 16, 2026, Cboe BZX Exchange, Inc.)
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Value ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Fundamental Data Science Large Value ETF	$36	0.32%
How did the Fund Perform?
The Fund returned 26.24% for the twelve months ended June 30, 2026. The Russell 1000 Index returned 22.02% and the Russell 1000 Value Index (the "Index") returned 27.12% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the communication services and industrials sectors detracted from relative performance.
  Overweights in Microsoft and Cognizant were among the top detractors.
  The Fund’s security selection in the information technology and financials sectors contributed to relative performance.
  An overweight in Seagate Technology and an underweight in Accenture were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Fundamental Data Science Large Value ETF - Net Asset Value	November 30, 2010*	26.24%	11.93%	12.49%
Russell 1000 Index		22.02	12.66	15.30
Russell 1000 Value Index		27.12	11.17	11.52
*	Inception date for Class R6 Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The Fund acquired the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 11, 2025 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is November 30, 2010. Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares' lower expenses than those of the Acquired Fund’s Class R6 Shares. In addition, had the Acquired Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 14, 2025, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares the Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$106,021,581
Total number of portfolio holdings	132
Portfolio turnover rate	24%
Total advisory fees paid	$282,842
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund acquired the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 11, 2025, is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is November 30, 2010.
The Fund is managed in a substantially similar manner as the Acquired Fund but, in order to meet the requirements of Rule 35d-1 under the 1940 Act, the Fund has a new 80% policy, according to which it invests at least 80% of its assets in large, well-established equity securities (companies with market capitalizations similar to those within the universe of the Russell 100 Value Index), while  the Acquired Fund invested at least 80% of its assets in securities of U.S. large and mid-capitalization companies.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
LVDS-626
JPMorgan Fundamental Data Science Large Value ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Fundamental Data Science Mid Core ETF

Ticker: MCDS - The NASDAQ Stock Market® LLC

ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Mid Core ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Fundamental Data Science Mid Core ETF	$38	0.35%
How did the Fund Perform?
The Fund returned 22.65% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.39% and the Russell Midcap Index returned 21.08% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the consumer discretionary and materials sectors contributed to relative performance.
  Overweights in Western Digital and Teradyne were among the top contributors.
  The Fund’s security selection in the information technology and industrials sectors detracted from relative performance.
  An underweight in Sandisk and an overweight in HubSpot were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Fundamental Data Science Mid Core ETF - Net Asset Value	August 7, 2024	22.65%	18.97%
Russell 3000 Index		22.39	22.54
Russell Midcap Index		21.08	19.58
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Fundamental Data Science Mid Core ETF, the Russell 3000 Index and the Russell Midcap Index from August 7, 2024 to June 30, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 3000 Index and the Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$8,154,452
Total number of portfolio holdings	205
Portfolio turnover rate	26%
Total advisory fees paid	$24,957
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
MCDS-626
JPMorgan Fundamental Data Science Mid Core ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Fundamental Data Science Small Core ETF
Ticker: SCDS - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Fundamental Data Science Small Core ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Fundamental Data Science Small Core ETF	$48	0.40%
How did the Fund Perform?
The Fund returned 44.35% for the twelve months ended June 30, 2026. The Russell 3000 Index returned 22.39% and the Russell 2000 Index returned 40.29% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the industrials and information technology sectors contributed to relative performance.
  Overweights in Vicor and Bloom Energy were among the top contributors.
  The Fund’s security selection in the health care and communication services sectors detracted from relative performance.
  Overweights in BlackLine and Exl Service were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Fundamental Data Science Small Core ETF - Net Asset Value	August 7, 2024	44.35%	26.63%
Russell 3000 Index		22.39	22.54
Russell 2000 Index		40.29	24.40
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Fundamental Data Science Small Core ETF, the Russell 3000 Index and the Russell 2000 Index from August 7, 2024 to June 30, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 3000 Index and the Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$9,211,157
Total number of portfolio holdings	277
Portfolio turnover rate	28%
Total advisory fees paid	$29,728
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
SCDS-626
JPMorgan Fundamental Data Science Small Core ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Nasdaq Equity Premium Income ETF
Ticker: JEPQ - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Nasdaq Equity Premium Income ETF	$39	0.35%
How did the Fund Perform?
The Fund returned 25.75% for the twelve months ended June 30, 2026. The S&P 500 Index returned 22.32%, the Nasdaq-100 Index (the "Index") returned 34.38%, and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 75% of the Index’s positive return with 51% of its volatility.
  The Fund’s security selection in the consumer discretionary and communication services sectors detracted from performance.
  Underweights in Intel and KLA were among the top detractors.
  The Fund’s security selection in the information technology and industrials sectors contributed to performance.
  Overweights in Seagate Technology and Micron Technology were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Nasdaq Equity Premium Income ETF - Net Asset Value	May 3, 2022	25.75%	17.16%
S&P 500 Index		22.32	16.82
Nasdaq-100 Index		34.38	23.33
ICE BofA 3-Month US Treasury Bill Index		3.84	4.24
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Nasdaq Equity Premium Income ETF, the S&P 500 Index, the Nasdaq-100 Index and the ICE BofA 3-Month US Treasury Bill Index from May 3, 2022 to June 30, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index, the Nasdaq-100 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Index levels are in total return USD. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications,retail/wholesale trade and biotechnology. It does not contain securities of financial companies, including investment companies. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the balancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Nasdaq®, Nasdaq-100 Index®, Nasdaq 100® and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by the adviser. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$40,819,064,229
Total number of portfolio holdings	112
Portfolio turnover rate	174%
Total advisory fees paid	$115,371,917
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the Nasdaq-100 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPQ-626
JPMorgan Nasdaq Equity Premium Income ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Small & Mid Cap Enhanced Equity ETF
Ticker: JMEE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small & Mid Cap Enhanced Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small & Mid Cap Enhanced Equity ETF	$28	0.24%
How did the Fund Perform?
The Fund returned 33.27% for the twelve months ended June 30, 2026. The S&P Composite 1500 Index returned 22.87% and the S&P 1000 Index returned 29.54% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the software and services and industrial cyclical sectors contributed to performance.
  Overweights in DigitalOcean and MaxLinear were among the top contributors.
  The Fund’s security selection in the consumer cyclical and health services and systems sectors detracted from performance.
  An underweight in Vicor and an overweight in Exelixis were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small & Mid Cap Enhanced Equity ETF - Net Asset Value	July 31, 1998*	33.27%	10.11%	11.86%
S&P Composite 1500 Index		22.87	13.01	15.18
S&P 1000 Index		29.54	8.59	11.63
*	Inception date for Class I Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Small & Mid Cap Enhanced Equity ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Market Expansion Enhanced Index Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on May 6, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to close of business on May 6, 2022 is the performance of the Acquired Fund’s Class R6 Shares. The inception date for the Acquired Fund’s Class R6 Shares was October 1, 2018. Returns for the Acquired Fund’s Class R6 Shares prior to their inception date are based on the performance of the Acquired Fund’s Class I Shares. The inception date for the Acquired Fund’s Class I Shares was July 31, 1998. Because performance for the Fund’s shares has not been adjusted to reflect the Fund’s different expenses than those of the Acquired Fund’s Class R6 Shares and Class I Shares. In addition, had the Acquired Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on May 9, 2022, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the S&P Composite 1500 Index and the S&P 1000 Index from June 30, 2016 to June 30, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P Composite 1500 Index and the the S&P 1000 Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P Composite 1500 Index is an unmanaged index generally representative of the performance of the U.S. equity market. The S&P Composite 1500 Index is a combination of the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index. The S&P 1000 Index is an unmanaged index generally representative of the performance of mid and small cap companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023.S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets	$2,883,386,971
Total number of portfolio holdings	660
Portfolio turnover rate	28%
Total advisory fees paid	$5,537,515
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMEE-626
JPMorgan Small & Mid Cap Enhanced Equity ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan U.S. Tech Leaders ETF
Ticker: JTEK - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Tech Leaders ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Tech Leaders ETF	$75	0.65%
How did the Fund Perform?
The Fund returned 32.02% for the twelve months ended June 30, 2026. The S&P 500 Index returned 22.32% and the Russell 1000 Equal Weight Technology Index returned 33.07% for the twelve months ended June 30, 2026.
  The Fund’s underweight allocations to computer hardware and production technology equipment within technology detracted from performance.
  The Fund’s underweight allocations to software and computer services within technology contributed to performance.
  The Fund’s underweight allocation to Sandisk and lack of exposure to Western Digital detracted from performance.
  The Fund’s overweight allocation to Ciena and Lam Research contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Tech Leaders ETF - Net Asset Value	October 4, 2023	32.02%	34.00%
S&P 500 Index		22.32	24.54
Russell 1000 Equal Weight Technology Index		33.07	25.94
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Tech Leaders ETF, the S&P 500 Index and the Russell 1000 Equal Weight Technology Index from October 4, 2023 to June 30, 2026. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index and the Russell 1000 Equal Weight Technology Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Index levels are in total return USD. The Russell 1000 Equal Weight Technology Index equally weights securities within the technology sector in the Russell 1000 Index. The index is re-weighted on a quarterly basis and captures the performance of an equal weight investment strategy for U.S. large cap technology stocks. Investors cannot invest directly in an Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$4,637,768,179
Total number of portfolio holdings	63
Portfolio turnover rate	72%
Total advisory fees paid	$20,117,333
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Communication Services Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JTEK-626
JPMorgan U.S. Tech Leaders ETF

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan U.S. Research Enhanced Large Cap ETF
Ticker: JUSA - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Large Cap ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Research Enhanced Large Cap ETF	$16	0.15%
How did the Fund Perform?
The Fund returned 20.83% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from performance.
  Underweights in Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to performance.
  Overweights in Micron Technology and Seagate Technology were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Research Enhanced Large Cap ETF - Net Asset Value	March 13, 2025	20.83%	26.70%
S&P 500 Index		21.88	27.69
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Research Enhanced Large Cap ETF and the S&P 500 Index from March 13, 2025 to June 30, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets	$424,402,290
Total number of portfolio holdings	251
Portfolio turnover rate	25%
Total advisory fees paid	$107,844
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective May 13, 2026, the Fund reduced its management fee from 0.20% of average daily net assets to 0.18% of daily average net assets and the Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.12% of the average daily net assets of the Fund. These contractual waivers are in effect through October 31, 2027, at which time the adviser expects to charge the full management fee of 0.18% of average daily net assets.
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
Effective June 4, 2026, the Fund changed from a diversified company to a non-diversified company and removed “Significant Holdings” risk disclosure from its prospectus and added “Non-Diversified Fund” risk disclosure to its prospectus. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JUSA-626
JPMorgan U.S. Research Enhanced Large Cap ETF

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Shaun Real, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2026 – $452,423

2025 – $400,019

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2026 – $67,189

2025 – $57,091

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2026 – $149,525

2025 – $126,451

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2026 and 2025, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2026 – $0

2025 – $0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2026 – 0.0%

2025 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2025 - $40.7 million

2024 - $40.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
June 30, 2026
Fund	Ticker	Listing Exchange
JPMorgan Equity Focus ETF	JPEF	The NASDAQ Stock Market® LLC

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.6%
Automobiles — 1.9%
Tesla, Inc. *	87,540	36,819,324
Banks — 2.6%
M&T Bank Corp.	218,128	51,916,645
Biotechnology — 3.2%
Gilead Sciences, Inc.	330,224	41,720,500
Neurocrine Biosciences, Inc. *	134,698	22,701,328
		64,421,828
Broadline Retail — 4.3%
Amazon.com, Inc. *	358,698	85,492,081
Capital Markets — 3.1%
Morgan Stanley	291,795	60,996,827
Chemicals — 2.3%
Ecolab, Inc.	160,493	44,714,955
Construction & Engineering — 3.9%
Comfort Systems USA, Inc.	21,202	42,021,304
Quanta Services, Inc.	50,107	36,079,044
		78,100,348
Consumer Finance — 2.4%
Capital One Financial Corp.	232,473	46,638,733
Diversified Telecommunication Services — 0.6%
Space Exploration Technologies Corp., Class A * (a)	65,599	11,208,245
Electric Utilities — 2.5%
NextEra Energy, Inc.	570,014	50,030,129
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	70,230	17,556,095
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B *	89,044	44,556,727
Ground Transportation — 2.0%
Canadian Pacific Kansas City Ltd. (Canada)	451,711	39,140,758
Health Care Providers & Services — 2.0%
HCA Healthcare, Inc.	99,782	38,904,004
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.	88,028	15,690,111
McDonald's Corp.	141,475	38,242,107
		53,932,218
Household Products — 1.6%
Procter & Gamble Co. (The)	223,041	32,706,732
INVESTMENTS	SHARES	VALUE($)

Insurance — 3.1%
Loews Corp.	537,497	60,850,035
Interactive Media & Services — 8.9%
Alphabet, Inc., Class C	371,546	131,278,348
Meta Platforms, Inc., Class A	81,005	45,629,307
		176,907,655
IT Services — 1.2%
Snowflake, Inc., Class A *	96,027	24,438,871
Oil, Gas & Consumable Fuels — 4.6%
Exxon Mobil Corp.	310,110	42,398,239
Kinder Morgan, Inc.	1,513,181	48,376,397
		90,774,636
Pharmaceuticals — 3.1%
Johnson & Johnson	240,978	61,201,183
Retail REITs — 0.8%
Regency Centers Corp.	192,598	15,357,765
Semiconductors & Semiconductor Equipment — 22.4%
Advanced Micro Devices, Inc. *	103,760	60,275,222
Analog Devices, Inc.	153,210	60,850,416
Broadcom, Inc.	197,103	74,455,658
Lam Research Corp.	61,189	26,515,029
Micron Technology, Inc.	42,922	49,544,435
NVIDIA Corp.	855,789	171,234,821
		442,875,581
Software — 5.4%
Microsoft Corp.	166,450	62,089,179
Palo Alto Networks, Inc. *	131,236	44,754,101
		106,843,280
Specialized REITs — 1.8%
Public Storage	112,814	35,909,824
Specialty Retail — 1.6%
Lowe's Cos., Inc.	143,695	31,683,311
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	310,355	89,804,323
Trading Companies & Distributors — 3.0%
United Rentals, Inc.	52,068	58,987,317
Total Common Stocks (Cost $1,519,921,424)		1,952,769,430
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.9%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $27,400,986)	27,398,635	27,398,635
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $10,281,706)	10,281,706	10,281,706
Total Short-Term Investments (Cost $37,682,692)		37,680,341
Total Investments — 100.5% (Cost $1,557,604,116)		1,990,449,771
Liabilities in Excess of Other Assets — (0.5)%		(10,686,226)
NET ASSETS — 100.0%		1,979,763,545

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $10,456,803 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	June 30, 2026

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2026

JPMorgan Equity Focus ETF
ASSETS:
Investments in non-affiliates, at value	$1,952,769,430
Investments in affiliates, at value	27,398,635
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	10,281,706
Receivables:
Dividends from non-affiliates	332,067
Dividends from affiliates	76,524
Securities lending income (See Note 2.C.)	751
Other assets	23,906
Total Assets	1,990,883,019
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	10,281,706
Accrued liabilities:
Investment advisory fees	549,768
Administration fees	119,691
Printing and mailing costs	10,349
Custodian and accounting fees	9,363
Other	148,597
Total Liabilities	11,119,474
Net Assets	$1,979,763,545
NET ASSETS:
Paid-in-Capital	$1,621,859,037
Total distributable earnings (loss)	357,904,508
Total Net Assets	$1,979,763,545
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	24,655,111
Net asset value, per share	$80.30
Cost of investments in non-affiliates	$1,519,921,424
Cost of investments in affiliates	27,400,986
Investment securities on loan, at value (See Note 2.C.)	10,456,803
Cost of investment of cash collateral (See Note 2.C.)	10,281,706
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026

JPMorgan Equity Focus ETF
INVESTMENT INCOME:
Interest income from affiliates	$1,017
Dividend income from non-affiliates	19,523,449
Dividend income from affiliates	765,870
Income from securities lending (net) (See Note 2.C.)	1,061
Total investment income	20,291,397
EXPENSES:
Investment advisory fees	7,727,723
Administration fees	1,262,509
Custodian and accounting fees	40,862
Professional fees	70,926
Trustees’ and Chief Compliance Officer’s fees	27,978
Printing and mailing costs	93,715
Registration and filing fees	2,967
Other	13,943
Total expenses	9,240,623
Less fees waived	(21,787)
Less expense reimbursements	(1,512,906)
Net expenses	7,705,930
Net investment income (loss)	12,585,467
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(40,384,830)
Investments in affiliates	22
In-kind redemptions of investments in non-affiliates (See Note 4)	128,649,109
Net realized gain (loss)	88,264,301
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	145,840,318
Investments in affiliates	(2,450)
Change in net unrealized appreciation/depreciation	145,837,868
Net realized/unrealized gains (losses)	234,102,169
Change in net assets resulting from operations	$246,687,636
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	June 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Equity Focus ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,585,467	$9,364,007
Net realized gain (loss)	88,264,301	(10,729,760)
Change in net unrealized appreciation/depreciation	145,837,868	141,896,859
Change in net assets resulting from operations	246,687,636	140,531,106
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(11,164,879)	(7,678,950)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	189,164,876	756,731,111
NET ASSETS:
Change in net assets	424,687,633	889,583,267
Beginning of period	1,555,075,912	665,492,645
End of period	$1,979,763,545	$1,555,075,912
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$516,807,243	$835,298,915
Cost of shares redeemed	(327,642,367)	(78,567,804)
Total change in net assets resulting from capital transactions	$189,164,876	$756,731,111
SHARE TRANSACTIONS:
Issued	6,925,000	12,675,000
Redeemed	(4,450,000)	(1,175,000)
Net increase in shares from share transactions	2,475,000	11,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	5

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Focus ETF (f)
Year Ended June 30, 2026	$70.11	$0.56	$10.15	$10.71	$(0.52)	$—	$(0.52)
Year Ended June 30, 2025	62.31	0.57	7.71	8.28	(0.39)	(0.09)	(0.48)
Year Ended June 30, 2024	48.33	0.56	13.62	14.18	(0.20)	—	(0.20)
Year Ended June 30, 2023	41.37	0.26	7.41	7.67	(0.21)	(0.50)	(0.71)
Year Ended June 30, 2022	50.79	0.23	(3.91)	(3.68)	(0.16)	(5.58)	(5.74)

(a)	Per share amounts reflect the conversion of the JPMorgan Equity Focus Fund ("Acquired Fund") into the JPMorgan Equity Focus ETF (the "Fund") as of the close of business on July 28, 2023.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 28, 2023. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on July 31, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period July 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	June 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(c)	Market price total return(d)	Net assets, end of period	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$80.30	$80.33	15.34%	15.33%	$1,979,763,545	0.46%	0.75%	0.55%	36%
70.11	70.14	13.30	13.26	1,555,075,912	0.50	0.87	0.61	24
62.31	62.36	29.43	29.54	665,492,645	0.50	1.01	0.64	41
48.33	48.33	18.85	18.85	73,543,793	0.60	0.60	0.68	41
41.37	41.37	(8.87)	(8.87)	35,124,561	0.60	0.47	0.69	29
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	7

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Equity Focus ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek long term capital appreciation.
Shares of the Fund are listed and traded at market price on The NASDAQ Stock Market® LLC. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board, which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

8	J.P. Morgan Exchange-Traded Funds	June 30, 2026

The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,990,449,771	$—	$—	$1,990,449,771

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of June 30, 2026, the Fund had no investments in restricted securities including securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of June 30, 2026.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$10,456,803	$(10,281,706)	$175,097

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$14,550,239	$227,143,982	$214,293,158	$22	$(2,450)	$27,398,635	27,398,635	$765,870	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	50,866,333	40,584,627	—	—	10,281,706	10,281,706	25,283 (c)	—
Total	$14,550,239	$278,010,315	$254,877,785	$22	$(2,450)	$37,680,341		$791,153	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Fund did not pay any significant foreign, federal or state and local income taxes.
G. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$127,204,720	$—	$(127,204,720)

10	J.P. Morgan Exchange-Traded Funds	June 30, 2026

The reclassifications for the Fund relate primarily to redemptions in-kind.
H. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
I. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund's net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.44% of the Fund's average daily net assets. Prior to November 1, 2025, the investment advisory fee was 0.50%.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended June 30, 2026, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.44% of the Fund's average daily net assets. Prior to November 1, 2025, the contractual expense limitation was 0.50%.
The expense limitation agreement was in effect for the year ended June 30, 2026, and the contractual expense limitation is in place until at least October 31, 2026.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
For the year ended June 30, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
$1,512,906
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/ or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended June 30, 2026 was $21,787.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2026, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Fund used related party broker-dealers during the year ended June 30, 2026, and incurred brokerage commissions with broker-dealers affiliated with the Adviser in the amount of $2,654.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$655,263,309	$600,398,427
During the year ended June 30, 2026, there were no purchases or sales of U.S. Government securities.
For the year ended June 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$441,415,417	$315,359,392
During the year ended June 30, 2026, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.

12	J.P. Morgan Exchange-Traded Funds	June 30, 2026

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,561,121,350	$440,513,477	$11,185,056	$429,328,421
The difference between book and tax basis appreciation (depreciation) is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
Ordinary Income*	Total Distributions Paid
$11,164,879	$11,164,879

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$6,237,369	$1,441,581	$7,678,950

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$7,010,740	$(35,355,565)	$429,328,421

The cumulative timing differences primarily consist of post-October capital loss deferrals and wash sale loss deferrals.
As of June 30, 2026, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$32,817,461	$2,538,104
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2026, the Fund deferred to July 1, 2026 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$21,797,302	$21,229,828

June 30, 2026	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

14	J.P. Morgan Exchange-Traded Funds	June 30, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan Equity Focus ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Equity Focus ETF (one of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent, and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	15

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 100.00%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026.
Qualified Dividend Income (QDI)
The Fund had $11,164,879, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026.

16	J.P. Morgan Exchange-Traded Funds	June 30, 2026

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-CONV-ETF-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
June 30, 2026
Fund	Ticker	Listing Exchange
JPMorgan Fundamental Data Science Large Value ETF	LVDS	The NASDAQ Stock Market® LLC

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Aerospace & Defense — 3.2%
General Dynamics Corp.	1,999	708,126
Honeywell Aerospace, Inc. *	1,467	324,324
Northrop Grumman Corp.	900	458,379
RTX Corp.	7,690	1,459,024
TransDigm Group, Inc.	315	419,592
		3,369,445
Automobile Components — 0.3%
Lear Corp.	2,721	364,777
Banks — 6.7%
Bank of America Corp.	36,650	2,088,317
Citigroup, Inc.	6,536	914,779
Citizens Financial Group, Inc.	11,695	819,469
M&T Bank Corp.	3,736	889,205
PNC Financial Services Group, Inc. (The)	2,999	738,414
Wells Fargo & Co.	20,554	1,698,582
		7,148,766
Beverages — 1.3%
Coca-Cola Co. (The)	8,275	672,509
PepsiCo, Inc.	5,536	749,575
		1,422,084
Biotechnology — 3.2%
AbbVie, Inc.	8,021	2,018,404
Regeneron Pharmaceuticals, Inc.	865	539,362
Vertex Pharmaceuticals, Inc. *	1,708	848,415
		3,406,181
Broadline Retail — 6.3%
Amazon.com, Inc. *	27,859	6,639,914
Building Products — 1.0%
Fortune Brands Innovations, Inc.	6,330	347,517
Trane Technologies plc	1,438	706,288
		1,053,805
Capital Markets — 5.0%
Ameriprise Financial, Inc.	692	317,462
Blackrock, Inc.	966	928,867
Charles Schwab Corp. (The)	9,785	902,862
CME Group, Inc.	2,851	629,587
Goldman Sachs Group, Inc. (The)	427	431,855
Morgan Stanley	7,333	1,532,890
State Street Corp.	3,477	589,699
		5,333,222
INVESTMENTS	SHARES	VALUE($)

Chemicals — 1.7%
Axalta Coating Systems Ltd. *	15,844	542,182
DuPont de Nemours, Inc.	1,652	224,077
Linde plc	1,989	1,032,172
		1,798,431
Communications Equipment — 0.3%
Cisco Systems, Inc.	2,779	326,421
Construction Materials — 0.5%
Vulcan Materials Co.	1,770	522,168
Consumer Finance — 0.9%
Ally Financial, Inc.	7,615	349,909
Capital One Financial Corp.	2,907	583,203
		933,112
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	8,372	113,273
Walmart, Inc.	10,181	1,153,100
		1,266,373
Containers & Packaging — 0.8%
Amcor plc	10,362	449,193
Ball Corp.	5,925	369,720
		818,913
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	12,646	261,772
Comcast Corp., Class A	25,610	628,726
Verizon Communications, Inc.	16,145	683,579
		1,574,077
Electric Utilities — 3.2%
Entergy Corp.	6,197	711,787
NextEra Energy, Inc.	15,127	1,327,697
Southern Co. (The)	6,784	649,297
Xcel Energy, Inc.	9,216	740,045
		3,428,826
Electrical Equipment — 1.1%
Eaton Corp. plc	2,782	1,185,466
Electronic Equipment, Instruments & Components — 1.2%
TD SYNNEX Corp.	1,983	530,135
Teledyne Technologies, Inc. *	1,076	717,585
		1,247,720
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Fundamental Data Science Large Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	1,590	397,468
Walt Disney Co. (The)	5,542	533,418
		930,886
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B *	3,762	1,882,467
Corpay, Inc. *	1,205	401,590
Fidelity National Information Services, Inc.	6,444	250,543
Mastercard, Inc., Class A	1,191	611,698
MGIC Investment Corp.	8,342	235,244
		3,381,542
Food Products — 1.0%
Mondelez International, Inc., Class A	13,700	792,408
Tyson Foods, Inc., Class A	5,061	289,742
		1,082,150
Ground Transportation — 2.0%
CSX Corp.	24,510	1,164,960
Norfolk Southern Corp.	3,124	982,779
		2,147,739
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	3,100	281,294
Boston Scientific Corp. *	7,562	322,746
Medtronic plc	8,427	659,244
Zimmer Biomet Holdings, Inc.	2,971	255,774
		1,519,058
Health Care Providers & Services — 2.7%
Cigna Group (The)	2,238	616,972
Humana, Inc.	1,295	514,400
Quest Diagnostics, Inc.	1,748	370,488
UnitedHealth Group, Inc.	3,336	1,386,542
		2,888,402
Health Care REITs — 0.9%
Ventas, Inc.	10,630	943,944
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	27,398	649,607
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp. Ltd.	7,834	223,817
Expedia Group, Inc.	1,048	268,162
McDonald's Corp.	3,503	946,896
Travel + Leisure Co.	4,744	362,584
		1,801,459
INVESTMENTS	SHARES	VALUE($)

Household Durables — 0.2%
Lennar Corp., Class A	2,008	181,704
Household Products — 1.0%
Church & Dwight Co., Inc.	2,158	209,067
Procter & Gamble Co. (The)	5,437	797,282
		1,006,349
Industrial Conglomerates — 1.0%
3M Co.	4,620	748,024
Honeywell International, Inc.	1,467	328,461
		1,076,485
Industrial REITs — 0.8%
Prologis, Inc.	6,064	821,490
Insurance — 3.2%
Arch Capital Group Ltd. *	5,038	488,988
Loews Corp.	9,548	1,080,929
MetLife, Inc.	6,455	546,158
Travelers Cos., Inc. (The)	3,807	1,256,767
		3,372,842
Interactive Media & Services — 1.0%
Meta Platforms, Inc., Class A	1,922	1,082,643
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	7,646	296,130
International Business Machines Corp.	1,021	287,115
		583,245
Life Sciences Tools & Services — 0.9%
Danaher Corp.	3,890	740,967
Thermo Fisher Scientific, Inc.	331	165,950
		906,917
Machinery — 3.0%
Deere & Co.	2,003	1,270,563
Dover Corp.	4,627	1,037,744
Parker-Hannifin Corp.	904	884,220
		3,192,527
Metals & Mining — 0.5%
Steel Dynamics, Inc.	2,253	516,973
Multi-Utilities — 1.4%
CMS Energy Corp.	10,188	779,382
Public Service Enterprise Group, Inc.	8,375	679,715
		1,459,097
Oil, Gas & Consumable Fuels — 5.8%
Cheniere Energy, Inc.	2,925	699,104
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Chevron Corp.	2,400	397,824
ConocoPhillips	9,561	993,962
Diamondback Energy, Inc.	2,290	402,536
EOG Resources, Inc.	6,404	830,791
Exxon Mobil Corp.	16,241	2,220,470
Phillips 66	3,585	606,044
		6,150,731
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	2,738	256,441
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	17,723	1,021,199
Jazz Pharmaceuticals plc *	2,880	693,994
Johnson & Johnson	6,062	1,539,566
Merck & Co., Inc.	3,285	422,122
		3,676,881
Professional Services — 0.3%
SS&C Technologies Holdings, Inc.	5,803	360,076
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	4,715	635,063
Residential REITs — 0.3%
American Homes 4 Rent, Class A	8,661	290,317
Retail REITs — 0.4%
Regency Centers Corp.	4,940	393,916
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc. *	1,098	637,839
Analog Devices, Inc.	3,378	1,341,640
Intel Corp. *	5,650	788,909
Lam Research Corp.	941	407,764
Micron Technology, Inc.	485	559,831
NXP Semiconductors NV (Netherlands)	1,796	504,730
Qnity Electronics, Inc.	2,477	404,519
Texas Instruments, Inc.	2,081	620,284
		5,265,516
Software — 4.8%
Microsoft Corp.	12,480	4,655,290
Roper Technologies, Inc.	422	142,800
Salesforce, Inc.	2,165	339,169
		5,137,259
Specialized REITs — 0.5%
Digital Realty Trust, Inc.	3,055	548,617
INVESTMENTS	SHARES	VALUE($)

Specialty Retail — 2.7%
AutoZone, Inc. *	185	591,249
Lowe's Cos., Inc.	4,876	1,075,109
O'Reilly Automotive, Inc. *	4,882	449,583
TJX Cos., Inc. (The)	4,946	749,319
		2,865,260
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	17,651	5,107,493
Hewlett Packard Enterprise Co.	16,924	763,442
Seagate Technology Holdings plc	539	520,135
		6,391,070
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	5,305	217,770
Tobacco — 1.6%
Philip Morris International, Inc.	9,516	1,721,540
Total Common Stocks (Cost $77,328,512)		105,295,217
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $686,138)	686,138	686,138
Total Investments — 100.0% (Cost $78,014,650)		105,981,355
Other Assets in Excess of Liabilities — 0.0% ^		40,226
NET ASSETS — 100.0%		106,021,581

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2026

JPMorgan Fundamental Data Science Large Value ETF (a)
ASSETS:
Investments in non-affiliates, at value	$105,295,217
Investments in affiliates, at value	686,138
Receivables:
Dividends from non-affiliates	98,960
Dividends from affiliates	2,480
Total Assets	106,082,795
LIABILITIES:
Accrued liabilities:
Investment advisory fees	3,830
Administration fees	6,600
Printing and mailing costs	3,416
Custodian and accounting fees	9,922
Other	37,446
Total Liabilities	61,214
Net Assets	$106,021,581
NET ASSETS:
Paid-in-Capital	$78,600,479
Total distributable earnings (loss)	27,421,102
Total Net Assets	$106,021,581
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	1,852,154
Net asset value, per share	$57.24
Cost of investments in non-affiliates	$77,328,512
Cost of investments in affiliates	686,138

(a)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Fundamental Data Science Large Value ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	June 30, 2026

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026

JPMorgan Fundamental Data Science Large Value ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$18,177
Dividend income from non-affiliates	1,851,845
Dividend income from affiliates	31,231
Income from securities lending (net) (See Note 2.C.)	4
Total investment income	1,901,257
EXPENSES:
Investment advisory fees	303,638
Administration fees	75,909
Distribution fees	3,339
Service fees (See Note 3.D.)	8,425
Custodian and accounting fees	50,073
Interest expense to affiliates	46
Professional fees	80,674
Trustees’ and Chief Compliance Officer’s fees	25,275
Printing and mailing costs	34,176
Registration and filing fees	41,488
Transfer agency fees (See Note 2.G.)	463
Other	23,061
Total expenses	646,567
Less fees waived	(30,863)
Less expense reimbursements	(288,387)
Net expenses	327,317
Net investment income (loss)	1,573,940
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	11,607,137
Investments in affiliates	18
In-kind redemptions of investments in non-affiliates (See Note 4)	21,339,654
Futures contracts	44,071
Net realized gain (loss)	32,990,880
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(10,631,792)
Investments in affiliates	(17)
Change in net unrealized appreciation/depreciation	(10,631,809)
Net realized/unrealized gains (losses)	22,359,071
Change in net assets resulting from operations	$23,933,011

(a)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Fundamental Data Science Large Value ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	5

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Fundamental Data Science Large Value ETF (a)
	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,573,940	$2,615,782
Net realized gain (loss)	32,990,880	12,327,431
Change in net unrealized appreciation/depreciation	(10,631,809)	3,887,869
Change in net assets resulting from operations	23,933,011	18,831,082
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(19,222,471)	(12,682,462)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(47,383,230)	(26,843,910)
NET ASSETS:
Change in net assets	(42,672,690)	(20,695,290)
Beginning of period	148,694,271	169,389,561
End of period	$106,021,581	$148,694,271

(a)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Fundamental Data Science Large Value ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	June 30, 2026

	JPMorgan Fundamental Data Science Large Value ETF (a)
	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$38,531,338	$7,367,260
Distributions reinvested	2,488,743	2,876,184
Cost of shares redeemed	(81,190,127)	(16,208,903)
Change in net assets resulting from capital transactions	(40,170,046)	(5,965,459)
Class A
Proceeds from shares issued	80,372	2,722,887
Distributions reinvested	2,848,036	2,998,362
Cost of shares redeemed	(5,996,564)	(8,823,185)
Change in net assets resulting from Class A capital transactions	(3,068,156)	(3,101,936)
Class C
Proceeds from shares issued	17,896	157,704
Distributions reinvested	141,573	153,628
Cost of shares redeemed	(153,287)	(1,006,507)
Change in net assets resulting from Class C capital transactions	6,182	(695,175)
Class I
Proceeds from shares issued	13,989	3,278,909
Distributions reinvested	5,080,033	6,016,075
Cost of shares redeemed	(3,602,190)	(25,480,041)
Change in net assets resulting from Class I capital transactions	1,491,832	(16,185,057)
Class R2
Proceeds from shares issued	885	338,019
Distributions reinvested	128,134	194,484
Cost of shares redeemed	(2,691,549)	(490,460)
Change in net assets resulting from Class R2 capital transactions	(2,562,530)	42,043
Class R5
Proceeds from shares issued	8,333	400,710
Distributions reinvested	191,318	291,645
Cost of shares redeemed	(3,280,163)	(1,630,681)
Change in net assets resulting from Class R5 capital transactions	(3,080,512)	(938,326)
Total change in net assets resulting from capital transactions	$(47,383,230)	$(26,843,910)

(a)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Fundamental Data Science Large Value ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 11, 2025. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	7

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
	JPMorgan Fundamental Data Science Large Value ETF (a)
	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (b)
Issued	725,718	232,474
Reinvested	49,901	91,870
Redeemed	(1,568,252)	(519,092)
Change in Shares	(792,633)	(194,748)
Class A
Issued	1,634	87,439
Reinvested	57,103	97,516
Redeemed	(119,147)	(287,621)
Change in Class A Shares	(60,410)	(102,666)
Class C
Issued	360	3,232
Reinvested	2,838	5,142
Redeemed	(3,065)	(33,838)
Change in Class C Shares	133	(25,464)
Class I
Issued	326	104,582
Reinvested	101,840	192,704
Redeemed	(71,856)	(820,549)
Change in Class I Shares	30,310	(523,263)
Class R2
Issued	17	11,228
Reinvested	2,569	6,440
Redeemed	(52,202)	(16,416)
Change in Class R2 Shares	(49,616)	1,252
Class R5
Issued	74	13,791
Reinvested	3,837	9,313
Redeemed	(63,992)	(51,640)
Change in Class R5 Shares	(60,081)	(28,536)

(a)
JPMorgan Fundamental Data Science Large Value ETF acquired all of the assets and liabilities of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Fundamental Data Science Large Value ETF and will be used going forward. As a result, the information prior to close of business on July 11, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from the Acquired Fund on July 11, 2025. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	June 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

9

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total Distributions
JPMorgan Fundamental Data Science Large Value ETF (f)
Year Ended June 30, 2026	$53.36	$0.83	$11.50	$12.33	$(0.82)	$(7.63)	$(8.45)
Year Ended June 30, 2025	51.37	0.92	5.24	6.16	(0.94)	(3.23)	(4.17)
Year Ended June 30, 2024	47.73	0.97	6.32	7.29	(0.99)	(2.66)	(3.65)
Year Ended June 30, 2023	45.87	0.99	4.00	4.99	(0.99)	(2.14)	(3.13)
Year Ended June 30, 2022	62.61	0.99	(1.90)	(0.91)	(0.94)	(14.89)	(15.83)

(a)
Per share amounts reflect the conversion of the JPMorgan U.S. Applied Data Science Value Fund ("Acquired Fund") into JPMorgan Fundamental Data Science
Large Value ETF (the “Fund”) as of the close of business on July 11, 2025. See Note 1.

(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 11, 2025. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund's net asset value ("NAV") is calculated. Prior to the Fund's listing on July 14, 2025, the NAV performance of the Class R6 Shares of the Acquired Fund is used as proxy market price returns.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period July 1, 2021 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	June 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total Return(c)	Market price total return(d)	Net assets, end of period	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$57.24	$57.20	26.24%	26.18%	$106,021,581	0.32%	1.59%	0.63%	24%
53.36	53.36	12.12	12.12	33,415,499	0.34	1.72	0.51	19
51.37	51.37	15.98	15.98	38,044,965	0.34	1.98	0.51	22
47.73	47.73	11.13	11.13	36,682,986	0.34	2.09	0.49	17
45.87	45.87	(3.70)	(3.70)	38,882,645	0.34	1.78	0.47	55
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Fundamental Data Science Large Value ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
As of the close of business on July 11, 2025 (the "Closing Date"), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust (the “Board”), JPMorgan U.S. Applied Data Science Value Fund (a mutual fund) (the “Acquired Fund” or “U.S. Applied Data Science Value Fund”), a series of JPMorgan Trust I, was reorganized (the "Reorganization") into the Fund, a newly created exchange-traded fund. Following the Reorganization, the Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.
Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Fund and Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Fund and Acquired Fund related to the disposition and acquisition of assets as part of a Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Fund and the Acquired Fund. The management fee of the Fund is the same as the management fee of the Acquired Fund. The total annual fund operating expenses of the Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Fund for a term ending on July 31, 2028. The Reorganization did not result in a material change to the Acquired Fund's portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.
The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Acquired Fund did not affect the Fund’s portfolio turnover ratio for the year ended June 30, 2026.
The investment objective of the Fund is to seek to provide long-term capital appreciation.
Shares of the Fund are listed and traded at market price on The NASDAQ Stock Market® LLC. Effective April 16, 2026, the Fund's shares transferred their listing from Cboe BZX Exchange, Inc to The NASDAQ Stock Market® LLC. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the“Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board, which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

12	J.P. Morgan Exchange-Traded Funds	June 30, 2026

Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$105,981,355	$—	$—	$105,981,355

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of June 30, 2026, the Fund had no investments in restricted securities including securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not have any securities out on loan at June 30, 2026.
D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended June 30, 2026*
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$614,713	$4,768,844	$5,383,558	$18	$(17)	$—	—	$3,547	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	—	9,898,606	9,212,468	—	—	686,138	686,138	27,684	—
Total	$614,713	$14,667,450	$14,596,026	$18	$(17)	$686,138		$31,231	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period July 1, 2025 through July 11, 2025.

E. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

14	J.P. Morgan Exchange-Traded Funds	June 30, 2026

The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Fund's futures contracts activity during the year ended June 30, 2026:

Futures Contracts:
Average Notional Balance Long	$408,742
Average Notional Balance Short	(240,356)
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
Transfer agency fees charged to the Acquired Fund were class-specific expenses. The amount of the transfer agency fees charged to each share class of the Acquired Fund for the period July 1, 2025 through Closing Date for the Fund were as follows:
	Class A	Class C	Class I	Class R2	Class R5	Class R6	Total
Transfer agency fees	$257	$33	$86	$35	$9	$43	$463
H. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Fund did not pay any significant foreign, federal or state and local income taxes.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$24,773,941	$—	$(24,773,941)
The reclassifications for the Fund relate primarily to redemptions in-kind and tax equalization.
J. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund's net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.30% of the Fund's average daily net assets.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended June 30, 2026, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.G.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Distribution Fees— Up through the Closing Date, pursuant to a distribution agreement with JPMorgan Trust I, JPMDS served as the Acquired Fund's principal underwriter and promoted and arranged for the sale of the Acquired Fund's shares.
Up through the Closing Date, the Acquired Fund's Board had adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Acquired Fund, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 Shares of the Acquired Fund did not charge a distribution fee. The Distribution Plan provided that the Acquired Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2
0.25%	0.75%	0.50%

For the period March 1, 2026 through the Closing Date, JPMDS waived its distribution fee for the Acquired Fund.
In addition, up through the Closing Date, JPMDS was entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charge ("CDSC") from redemptions of Class C Shares and certain Class A Shares of the Acquired Fund for which front-end sales charges have been waived. For the period March 1, 2026 through Closing Date, JPMDS did not retain any front-end sales charges or CDSCs.

16	J.P. Morgan Exchange-Traded Funds	June 30, 2026

D. Service Fees— Up through the Closing Date, JPMorgan Trust I, on behalf of the Acquired Fund, had entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provided certain support services to fund shareholders. For performing these services, JPMDS received a fee with respect to all share classes of the Acquired Fund, except Class R6 Shares which did not charge a service fee, that was accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R2	Class R5
0.25%	0.25%	0.25%	0.25%	0.10%

Prior to the Closing Date, JPMDS had entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invested in the Acquired Fund. Pursuant to such contracts, JPMDS paid all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.G.
E. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
G. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.30% of the Fund's average daily net assets.
Beginning with the Closing Date, the expense limitation agreement was in effect for the year ended June 30, 2026, and the contractual expense limitation is in place until at least July 31, 2028.
Prior to the Closing Date, the Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R2	Class R5	Class R6
0.73%	1.23%	0.49%	1.09%	0.44%	0.34%

For the year ended June 30, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers					Voluntary Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
$19,949	$3,107	$3,621	$26,677	$288,387	$3,339
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund,

June 30, 2026	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/ or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended June 30, 2026 was $847.
H. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$24,283,161	$71,632,080
During the year ended June 30, 2026, there were no purchases or sales of U.S. Government securities.
For the year ended June 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$30,686,988	$48,975,908
During the year ended June 30, 2026, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$78,611,382	$29,290,836	$1,920,863	$27,369,973
The difference between book and tax basis appreciation (depreciation) is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$1,911,480	$17,310,991	$19,222,471

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

18	J.P. Morgan Exchange-Traded Funds	June 30, 2026

The tax character of distributions paid during the year ended June 30, 2025 was as follows:
Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$3,405,274	$9,277,188	$12,682,462

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Unrealized Appreciation (Depreciation)
$111,055	$27,369,973

The cumulative timing differences primarily consist of trustee deferred compensation and wash sale loss deferrals.
As of June 30, 2026, the Fund did not have any net capital loss carryforwards.
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, which is held in a segregated account at the Fund's custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statement of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
JPMorgan Trust I, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Acquired Fund did not utilize the Credit Facility during the period July 1, 2025 through the Closing Date. The Fund is not part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

20	J.P. Morgan Exchange-Traded Funds	June 30, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan Fundamental Data Science Large Value ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Fundamental Data Science Large Value ETF (one of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	21

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 85.85%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026.
Long Term Capital Gain
The Fund distributed $21,062,385, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2026.
Qualified Dividend Income (QDI)
The Fund had $1,705,822, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026.

22	J.P. Morgan Exchange-Traded Funds	June 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-CONV1-ETF-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Initial Investment Advisory Agreement
Not applicable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
June 30, 2026
Fund	Ticker	Listing Exchange
JPMorgan Active Growth ETF	JGRO	NYSE Arca, Inc.
JPMorgan Active Small Cap Value ETF	JPSV	NYSE Arca, Inc.
JPMorgan Active Value ETF	JAVA	NYSE Arca, Inc.
JPMorgan Equity Premium Income ETF	JEPI	NYSE Arca, Inc.
JPMorgan Fundamental Data Science Large Core ETF	LCDS	The NASDAQ Stock Market® LLC
JPMorgan Fundamental Data Science Mid Core ETF	MCDS	The NASDAQ Stock Market® LLC
JPMorgan Fundamental Data Science Small Core ETF	SCDS	The NASDAQ Stock Market® LLC
JPMorgan Nasdaq Equity Premium Income ETF	JEPQ	The NASDAQ Stock Market® LLC
JPMorgan Small & Mid Cap Enhanced Equity ETF	JMEE	NYSE Arca, Inc.
JPMorgan U.S. Research Enhanced Large Cap ETF	JUSA	NYSE Arca, Inc.
JPMorgan U.S. Tech Leaders ETF	JTEK	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.8%
Aerospace & Defense — 2.8%
BWX Technologies, Inc.	168,239	32,747,721
Carpenter Technology Corp.	40,362	24,896,896
GE Aerospace	251,507	93,995,711
Howmet Aerospace, Inc.	144,774	38,923,938
Rocket Lab Corp. *	176,578	17,949,154
RTX Corp.	353,260	67,024,020
		275,537,440
Automobiles — 2.8%
Tesla, Inc. *	668,208	281,048,285
Beverages — 0.9%
Coca-Cola Co. (The)	479,476	38,967,015
Monster Beverage Corp. *	516,111	49,608,589
		88,575,604
Biotechnology — 3.1%
Alnylam Pharmaceuticals, Inc. *	100,030	30,112,031
Amgen, Inc.	24,975	9,043,947
Gilead Sciences, Inc.	267,738	33,826,019
Insmed, Inc. *	420,769	44,862,390
Natera, Inc. *	371,782	100,920,224
Neurocrine Biosciences, Inc. *	303,226	51,104,194
Revolution Medicines, Inc. *	70,343	13,173,837
Rhythm Pharmaceuticals, Inc. *	101,809	11,303,853
uniQure NV (Netherlands) *	276,214	12,722,417
		307,068,912
Broadline Retail — 0.5%
Amazon.com, Inc. *	224,029	53,395,072
Building Products — 0.5%
Trane Technologies plc	97,541	47,908,237
Capital Markets — 2.4%
Charles Schwab Corp. (The)	168,131	15,513,447
Goldman Sachs Group, Inc. (The)	160,741	162,568,625
Interactive Brokers Group, Inc., Class A	374,534	32,599,439
Robinhood Markets, Inc., Class A *	289,923	29,073,479
		239,754,990
Communications Equipment — 2.1%
Ciena Corp. *	242,920	119,166,835
Cisco Systems, Inc.	257,349	30,228,214
Lumentum Holdings, Inc. *	67,899	58,261,416
		207,656,465
Construction & Engineering — 1.9%
Comfort Systems USA, Inc.	30,471	60,391,998
INVESTMENTS	SHARES	VALUE($)

Construction & Engineering — continued
MasTec, Inc. *	74,466	30,982,324
Quanta Services, Inc.	141,140	101,626,446
		193,000,768
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	44,090	35,042,291
Performance Food Group Co. *	255,290	28,538,869
Walmart, Inc.	774,945	87,770,271
		151,351,431
Diversified Telecommunication Services — 0.3%
Space Exploration Technologies Corp., Class A * (a)	208,665	35,652,502
Electrical Equipment — 3.4%
AMETEK, Inc.	177,380	42,915,317
Bloom Energy Corp., Class A *	183,800	55,636,260
GE Vernova, Inc.	111,519	131,019,212
Innio NV (Germany) * (a)	841,547	33,283,184
Rockwell Automation, Inc.	50,419	24,961,439
Vertiv Holdings Co., Class A	92,004	30,804,779
Vicor Corp. *	60,003	22,787,939
		341,408,130
Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	211,506	37,292,738
Celestica, Inc. (Canada) *	60,211	21,964,973
Corning, Inc.	345,978	88,373,161
Fabrinet (Thailand) *	53,639	30,149,409
Jabil, Inc.	52,011	20,049,200
Teledyne Technologies, Inc. *	42,539	28,369,259
		226,198,740
Energy Equipment & Services — 0.3%
TechnipFMC plc (United Kingdom)	446,001	29,569,866
Entertainment — 0.6%
Live Nation Entertainment, Inc. *	108,389	19,847,110
Netflix, Inc. *	23,677	1,690,538
ROBLOX Corp., Class A *	6,545	355,917
Take-Two Interactive Software, Inc. *	142,865	35,713,392
		57,606,957
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B *	49,269	24,653,715
Mastercard, Inc., Class A	223,430	114,753,648
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Rocket Cos., Inc., Class A *	989,765	15,588,799
Visa, Inc., Class A	8,641	2,964,640
		157,960,802
Ground Transportation — 0.3%
Union Pacific Corp.	122,300	33,265,600
Health Care Equipment & Supplies — 0.1%
Intuitive Surgical, Inc. *	36,551	14,535,602
Health Care Providers & Services — 0.4%
Cencora, Inc.	103,165	29,193,631
Hims & Hers Health, Inc. * (a)	80,500	2,790,935
McKesson Corp.	5,783	4,369,635
		36,354,201
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	216,036	38,506,257
DoorDash, Inc., Class A *	228,287	42,125,800
Hilton Worldwide Holdings, Inc.	102,181	33,766,733
McDonald's Corp.	95,839	25,906,240
Royal Caribbean Cruises Ltd.	75,266	23,899,213
		164,204,243
Household Durables — 0.1%
Somnigroup International, Inc.	145,469	11,404,770
Household Products — 0.1%
Procter & Gamble Co. (The)	59,236	8,686,367
Industrial Conglomerates — 0.6%
3M Co.	348,279	56,389,853
Insurance — 0.2%
Progressive Corp. (The)	95,277	20,813,261
Interactive Media & Services — 12.5%
Alphabet, Inc., Class C	2,930,089	1,035,288,346
Meta Platforms, Inc., Class A	377,358	212,561,988
		1,247,850,334
IT Services — 2.2%
Cloudflare, Inc., Class A *	65,290	16,014,331
DigitalOcean Holdings, Inc. *	411,644	64,640,457
International Business Machines Corp.	36,869	10,367,932
Okta, Inc. *	146,493	19,988,970
Snowflake, Inc., Class A *	220,053	56,003,489
Twilio, Inc., Class A *	269,256	55,555,590
		222,570,769
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — 0.6%
IQVIA Holdings, Inc. *	101,711	19,652,599
Mettler-Toledo International, Inc. *	10,011	12,789,153
Thermo Fisher Scientific, Inc.	53,324	26,734,521
		59,176,273
Machinery — 2.3%
Caterpillar, Inc.	109,801	116,927,085
Deere & Co.	108,966	69,120,403
ITT, Inc.	200,357	39,622,600
		225,670,088
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	463,908	29,175,174
Oil, Gas & Consumable Fuels — 1.2%
EOG Resources, Inc.	209,064	27,121,872
Exxon Mobil Corp.	383,547	52,438,546
Williams Cos., Inc. (The)	503,988	37,466,468
		117,026,886
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	44,295	2,552,278
Eli Lilly & Co.	151,045	181,167,904
Johnson & Johnson	393,813	100,016,688
Merck & Co., Inc.	497,135	63,881,848
VeraDermics, Inc. * (a)	71,561	8,797,709
		356,416,427
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	176,624	23,789,487
Semiconductors & Semiconductor Equipment — 30.6%
Advanced Micro Devices, Inc. *	541,524	314,576,707
Allegro MicroSystems, Inc. (Japan) *	436,560	30,393,307
Analog Devices, Inc.	69,072	27,433,326
Applied Materials, Inc.	178,553	129,093,819
Astera Labs, Inc. *	36,265	17,516,720
Broadcom, Inc.	1,153,442	435,712,716
Cerebras Systems, Inc., Class A * (a)	182,307	40,289,847
Entegris, Inc.	197,513	35,524,688
Intel Corp. *	149,222	20,835,868
Kulicke & Soffa Industries, Inc. (Singapore)	163,342	21,848,626
Lam Research Corp.	436,735	189,250,378
Marvell Technology, Inc.	113,377	33,773,875
Micron Technology, Inc.	320,694	370,173,877
MKS, Inc.	94,840	42,184,832
NVIDIA Corp.	5,223,442	1,045,158,710
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	331,879	158,495,454
Teradyne, Inc.	158,791	76,829,437
Texas Instruments, Inc.	240,498	71,685,239
		3,060,777,426
Software — 3.8%
AppLovin Corp., Class A *	90,722	46,742,696
Crowdstrike Holdings, Inc., Class A *	105,219	80,296,828
JFrog Ltd. *	252,248	22,924,298
Microsoft Corp.	269,419	100,498,675
Oracle Corp.	40,007	5,863,026
Palantir Technologies, Inc., Class A *	14,581	1,701,165
Palo Alto Networks, Inc. *	363,380	123,919,848
		381,946,536
Specialty Retail — 0.7%
AutoZone, Inc. *	4,795	15,324,532
Carvana Co., Class A *	338,800	22,299,816
TJX Cos., Inc. (The)	205,116	31,075,074
		68,699,422
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc.	1,642,049	475,143,299
Dell Technologies, Inc., Class C	158,590	68,425,241
Sandisk Corp. *	63,019	143,288,191
Western Digital Corp.	259,846	165,968,837
		852,825,568
Tobacco — 0.9%
Philip Morris International, Inc.	503,721	91,128,166
Total Common Stocks (Cost $7,726,249,631)		9,776,400,654
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 3.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $204,502,256)	204,492,427	204,492,427
Investment of Cash Collateral from Securities Loaned — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $101,323,210)	101,323,210	101,323,210
Total Short-Term Investments (Cost $305,825,466)		305,815,637
Total Investments — 100.9% (Cost $8,032,075,097)		10,082,216,291
Liabilities in Excess of Other Assets — (0.9)%		(89,873,302)
NET ASSETS — 100.0%		9,992,342,989

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $101,943,192 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 1.3%
Cadre Holdings, Inc.	4,275	121,880
Moog, Inc., Class A	512	217,006
		338,886
Automobile Components — 1.1%
Dorman Products, Inc. *	910	124,169
Patrick Industries, Inc.	1,987	178,393
		302,562
Banks — 19.6%
Associated Banc-Corp.	9,490	292,007
BancFirst Corp.	1,584	176,030
Camden National Corp.	5,495	297,939
City Holding Co.	1,222	162,086
Columbia Banking System, Inc.	11,212	359,345
First Commonwealth Financial Corp.	12,933	262,928
First Merchants Corp.	6,162	269,218
Independent Bank Corp.	7,659	276,260
NBT Bancorp, Inc.	4,173	206,021
Old National Bancorp	18,602	481,792
Old Second Bancorp, Inc.	4,296	100,183
Provident Financial Services, Inc.	16,788	396,868
QCR Holdings, Inc.	3,901	379,762
Simmons First National Corp., Class A	15,713	355,900
SouthState Bank Corp.	3,242	323,876
TriCo Bancshares	4,395	236,671
WesBanco, Inc.	8,845	345,220
WSFS Financial Corp.	4,336	332,701
		5,254,807
Beverages — 0.5%
Primo Brands Corp.	5,159	126,086
Building Products — 2.8%
AZZ, Inc.	1,467	227,458
Hayward Holdings, Inc. *	18,798	325,394
UFP Industries, Inc.	2,222	201,624
		754,476
Chemicals — 3.3%
Avient Corp.	7,764	286,958
Hawkins, Inc.	481	68,350
HB Fuller Co.	4,070	237,240
Quaker Chemical Corp.	1,801	286,125
		878,673
Commercial Services & Supplies — 0.5%
UniFirst Corp.	471	124,561
INVESTMENTS	SHARES	VALUE($)

Containers & Packaging — 1.5%
Myers Industries, Inc.	11,578	408,819
Diversified Consumer Services — 1.1%
Graham Holdings Co., Class B	265	302,476
Diversified REITs — 1.7%
Broadstone Net Lease, Inc.	11,737	242,604
Essential Properties Realty Trust, Inc.	6,745	201,338
		443,942
Electric Utilities — 1.6%
IDACORP, Inc.	1,306	197,598
Portland General Electric Co.	4,269	221,262
		418,860
Electronic Equipment, Instruments & Components — 8.4%
Ingram Micro Holding Corp.	10,338	283,571
Insight Enterprises, Inc. *	4,593	559,428
Plexus Corp. *	675	202,952
Ralliant Corp.	4,265	314,032
Sanmina Corp. *	1,828	462,630
ScanSource, Inc. *	8,298	432,243
		2,254,856
Energy Equipment & Services — 2.0%
Kodiak Gas Services, Inc.	3,855	289,626
Weatherford International plc	3,084	251,346
		540,972
Financial Services — 2.1%
PennyMac Financial Services, Inc.	2,531	220,450
Radian Group, Inc.	9,151	344,718
		565,168
Food Products — 0.7%
Dole plc	8,994	123,398
Lamb Weston Holdings, Inc.	1,553	67,058
		190,456
Gas Utilities — 2.4%
Chesapeake Utilities Corp.	1,858	227,568
ONE Gas, Inc.	3,457	266,431
Southwest Gas Holdings, Inc.	1,734	153,771
		647,770
Ground Transportation — 0.9%
Marten Transport Ltd.	14,258	247,376
Health Care Equipment & Supplies — 3.3%
ICU Medical, Inc. *	1,675	245,555
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Inmode Ltd. *	12,020	175,733
LivaNova plc *	5,619	462,050
		883,338
Health Care Providers & Services — 3.2%
Concentra Group Holdings Parent, Inc.	10,585	314,904
Encompass Health Corp.	2,604	263,212
Ensign Group, Inc. (The)	1,681	269,464
		847,580
Health Care REITs — 1.2%
American Healthcare REIT, Inc.	2,003	104,456
Sabra Health Care REIT, Inc.	11,682	227,916
		332,372
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.	17,903	300,949
Hotels, Restaurants & Leisure — 0.8%
Brinker International, Inc. *	1,322	222,096
Household Durables — 2.6%
La-Z-Boy, Inc.	3,462	138,895
M/I Homes, Inc. *	2,162	347,628
Meritage Homes Corp.	2,683	224,970
		711,493
Household Products — 0.6%
Reynolds Consumer Products, Inc.	5,931	159,247
Insurance — 2.6%
Safety Insurance Group, Inc.	3,723	278,704
Selective Insurance Group, Inc.	4,277	414,912
		693,616
Interactive Media & Services — 3.7%
Cars.com, Inc. *	41,185	450,564
MediaAlpha, Inc., Class A *	44,071	553,972
		1,004,536
Leisure Products — 0.9%
YETI Holdings, Inc. *	5,087	252,112
Life Sciences Tools & Services — 0.8%
Bruker Corp.	3,558	214,121
Machinery — 6.0%
Alliance Laundry Holdings, Inc. *	7,138	189,300
Atmus Filtration Technologies, Inc.	2,119	108,048
CECO Environmental Corp. *	885	80,369
Enpro, Inc.	1,062	400,300
INVESTMENTS	SHARES	VALUE($)

Machinery — continued
Hillman Solutions Corp. *	26,074	220,064
Kadant, Inc.	660	207,392
Mueller Industries, Inc.	2,145	263,685
Toro Co. (The)	1,442	140,479
		1,609,637
Media — 3.2%
Entravision Communications Corp., Class A	12,160	158,566
John Wiley & Sons, Inc., Class A	5,859	284,220
Stagwell, Inc. *	54,616	405,797
		848,583
Multi-Utilities — 0.8%
Unitil Corp.	4,182	220,350
Office REITs — 2.0%
Easterly Government Properties, Inc., Class A	10,963	273,308
Highwoods Properties, Inc.	8,566	258,350
		531,658
Oil, Gas & Consumable Fuels — 3.9%
Chord Energy Corp.	1,754	200,482
CNX Resources Corp. *	7,941	269,438
Magnolia Oil & Gas Corp., Class A	11,783	301,409
Matador Resources Co.	5,382	267,916
		1,039,245
Personal Care Products — 0.5%
Interparfums, Inc.	1,296	144,971
Professional Services — 0.4%
Korn Ferry	1,670	111,189
Real Estate Management & Development — 0.7%
Cushman & Wakefield Ltd. *	13,643	182,680
Residential REITs — 1.4%
Centerspace	2,637	148,173
Independence Realty Trust, Inc.	13,730	229,154
		377,327
Retail REITs — 1.5%
Kite Realty Group Trust	10,012	284,141
Tanger, Inc.	2,896	114,305
		398,446
Semiconductors & Semiconductor Equipment — 1.1%
Synaptics, Inc. *	2,327	289,083
Specialty Retail — 2.1%
Group 1 Automotive, Inc.	759	220,998
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Petco Health & Wellness Co., Inc. *	54,090	147,125
Urban Outfitters, Inc. *	2,948	208,895
		577,018
Technology Hardware, Storage & Peripherals — 0.4%
Corsair Gaming, Inc. *	11,959	115,644
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	802	271,196
McGrath RentCorp	2,514	304,270
		575,466
Water Utilities — 0.8%
American States Water Co.	2,578	213,020
Total Common Stocks (Cost $21,425,332)		26,656,523
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $309,567)	309,546	309,546
Total Investments — 100.3% (Cost $21,734,899)		26,966,069
Liabilities in Excess of Other Assets — (0.3)%		(83,062)
NET ASSETS — 100.0%		26,883,007

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	June 30, 2026

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 1.4%
General Dynamics Corp.	76,138	26,971,125
Honeywell Aerospace, Inc. *	36,643	8,101,145
RTX Corp.	307,311	58,306,116
		93,378,386
Automobiles — 0.4%
Ford Motor Co.	1,801,481	25,040,586
Banks — 8.3%
Bank of America Corp.	2,617,557	149,148,398
Citigroup, Inc.	674,173	94,357,253
Fifth Third Bancorp	1,245,105	70,186,569
Huntington Bancshares, Inc.	1,361,365	24,137,001
Truist Financial Corp.	325,107	16,196,831
US Bancorp	481,723	29,096,069
Wells Fargo & Co.	2,097,305	173,321,285
		556,443,406
Beverages — 0.1%
PepsiCo, Inc.	52,323	7,084,534
Biotechnology — 2.4%
AbbVie, Inc.	437,224	110,023,047
Biogen, Inc. *	42,687	9,222,953
Ionis Pharmaceuticals, Inc. *	105,706	8,381,429
Regeneron Pharmaceuticals, Inc.	23,459	14,627,625
Vertex Pharmaceuticals, Inc. *	37,919	18,835,505
		161,090,559
Broadline Retail — 6.0%
Amazon.com, Inc. *	1,698,650	404,856,241
Building Products — 0.8%
Carrier Global Corp.	760,711	55,798,152
Capital Markets — 4.4%
Ares Management Corp., Class A (a)	137,673	15,324,382
Bank of New York Mellon Corp. (The)	347,622	50,269,617
Blackstone, Inc.	129,881	15,283,097
Charles Schwab Corp. (The)	1,029,301	94,973,603
Goldman Sachs Group, Inc. (The)	43,672	44,168,551
Morgan Stanley	343,886	71,885,930
		291,905,180
Chemicals — 2.1%
Air Products and Chemicals, Inc.	121,898	35,738,056
Albemarle Corp.	231,278	31,229,468
Chemours Co. (The)	1,022,019	20,971,830
Eastman Chemical Co.	133,913	8,969,493
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Ecolab, Inc.	67,604	18,835,150
PPG Industries, Inc.	202,369	24,545,336
		140,289,333
Commercial Services & Supplies — 0.3%
Republic Services, Inc., Class A	84,608	18,028,273
Construction Materials — 0.9%
Amrize Ltd.	393,451	20,970,938
Vulcan Materials Co.	141,243	41,668,098
		62,639,036
Consumer Finance — 2.6%
American Express Co.	252,604	85,443,303
Capital One Financial Corp.	456,711	91,625,361
		177,068,664
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc. *	235,476	20,538,217
Performance Food Group Co. *	445,774	49,833,075
Walmart, Inc.	281,626	31,896,961
		102,268,253
Containers & Packaging — 0.7%
Ball Corp.	739,864	46,167,514
Diversified Telecommunication Services — 0.3%
Comcast Corp., Class A	848,047	20,819,554
Electric Utilities — 3.0%
Entergy Corp.	235,443	27,042,983
NextEra Energy, Inc.	946,892	83,108,711
PG&E Corp.	590,890	9,938,770
Southern Co. (The)	524,395	50,189,845
Xcel Energy, Inc.	386,840	31,063,252
		201,343,561
Electrical Equipment — 1.7%
Eaton Corp. plc	214,340	91,334,561
Emerson Electric Co.	174,895	25,036,219
		116,370,780
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	82,710	11,632,334
Corning, Inc.	208,404	53,232,634
TD SYNNEX Corp.	105,870	28,303,286
		93,168,254
Entertainment — 1.5%
Walt Disney Co. (The)	1,012,406	97,444,077
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — 3.0%
Affirm Holdings, Inc., Class A *	154,227	12,577,212
Berkshire Hathaway, Inc., Class B *	161,071	80,598,318
Corpay, Inc. *	82,305	27,429,787
Fidelity National Information Services, Inc.	521,389	20,271,604
Klarna Group plc (United Kingdom) * (a)	839,335	16,988,141
Toast, Inc., Class A *	1,445,850	40,223,547
		198,088,609
Food Products — 0.6%
Mondelez International, Inc., Class A	721,287	41,719,240
Ground Transportation — 1.0%
CSX Corp.	702,715	33,400,044
Union Pacific Corp.	135,367	36,819,824
		70,219,868
Health Care Equipment & Supplies — 1.8%
Boston Scientific Corp. *	302,681	12,918,425
GE HealthCare Technologies, Inc.	1,125,163	72,021,684
Medtronic plc	289,311	22,632,799
Stryker Corp.	44,130	13,893,889
		121,466,797
Health Care Providers & Services — 4.9%
Cardinal Health, Inc.	78,160	18,567,690
Cencora, Inc.	104,557	29,587,540
Cigna Group (The)	148,110	40,830,965
CVS Health Corp.	331,267	34,269,571
Elevance Health, Inc.	62,608	24,212,392
HCA Healthcare, Inc.	61,368	23,926,769
Humana, Inc.	62,468	24,813,539
Labcorp Holdings, Inc.	119,814	33,547,920
UnitedHealth Group, Inc.	238,458	99,110,298
		328,866,684
Health Care REITs — 0.7%
Ventas, Inc.	399,483	35,474,090
Welltower, Inc.	48,516	11,011,677
		46,485,767
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	1,051,397	24,928,623
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	243,157	43,340,304
Carnival Corp. Ltd.	1,277,094	36,486,575
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — continued
Chipotle Mexican Grill, Inc., Class A *	327,029	11,118,986
McDonald's Corp.	127,444	34,449,388
		125,395,253
Household Durables — 0.3%
DR Horton, Inc.	107,748	17,549,994
Household Products — 0.4%
Procter & Gamble Co. (The)	191,836	28,130,831
Industrial Conglomerates — 0.9%
3M Co.	301,213	48,769,397
Honeywell International, Inc.	36,710	8,219,257
		56,988,654
Industrial REITs — 0.2%
Prologis, Inc.	114,763	15,546,944
Insurance — 1.9%
Aon plc, Class A	44,206	14,662,688
Arthur J Gallagher & Co.	289,719	66,510,791
Chubb Ltd.	70,820	24,131,207
Travelers Cos., Inc. (The)	71,253	23,522,040
		128,826,726
Interactive Media & Services — 2.4%
Alphabet, Inc., Class C	98,235	34,709,373
Meta Platforms, Inc., Class A	221,277	124,643,121
		159,352,494
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	390,111	15,108,999
International Business Machines Corp.	166,221	46,743,007
		61,852,006
Life Sciences Tools & Services — 1.6%
Danaher Corp.	103,867	19,784,586
IQVIA Holdings, Inc. *	192,324	37,160,843
Thermo Fisher Scientific, Inc.	96,660	48,461,458
		105,406,887
Machinery — 4.4%
Deere & Co.	68,556	43,487,128
Dover Corp.	363,417	81,507,165
Flowserve Corp.	766,883	56,872,043
Gates Industrial Corp. plc *	1,776,186	49,679,922
Ingersoll Rand, Inc.	291,797	23,924,436
Timken Co. (The)	255,612	37,145,536
		292,616,230
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 0.3%
Fox Corp., Class A	272,631	14,220,433
Nexstar Media Group, Inc.	46,838	8,364,798
		22,585,231
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	194,171	12,211,414
Multi-Utilities — 0.8%
CMS Energy Corp.	390,694	29,888,091
Dominion Energy, Inc.	184,439	12,595,339
Sempra	124,633	11,554,726
		54,038,156
Oil, Gas & Consumable Fuels — 3.2%
Chevron Corp.	353,719	58,632,461
ConocoPhillips	538,534	55,985,995
EOG Resources, Inc.	309,512	40,152,992
EQT Corp.	855,865	45,506,342
Range Resources Corp.	446,925	16,621,141
		216,898,931
Passenger Airlines — 1.3%
Alaska Air Group, Inc. *	161,668	8,439,070
Southwest Airlines Co.	1,575,615	81,018,123
		89,457,193
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	730,548	42,094,176
Eli Lilly & Co.	17,187	20,614,603
Johnson & Johnson	278,671	70,774,074
Merck & Co., Inc.	385,859	49,582,881
		183,065,734
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp., Class A	123,225	7,476,061
Genpact Ltd.	348,114	9,573,135
		17,049,196
Real Estate Management & Development — 0.2%
CoStar Group, Inc. *	478,801	13,559,644
Residential REITs — 1.8%
AvalonBay Communities, Inc.	356,142	67,200,434
Essex Property Trust, Inc.	84,409	24,612,820
Mid-America Apartment Communities, Inc.	135,300	18,798,582
UDR, Inc.	323,097	12,898,032
		123,509,868
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc. *	34,194	19,863,637
Analog Devices, Inc.	121,347	48,195,388
Intel Corp. *	95,649	13,355,470
Lam Research Corp.	71,971	31,187,193
Micron Technology, Inc.	34,206	39,483,644
NVIDIA Corp.	369,569	73,947,061
NXP Semiconductors NV (Netherlands)	268,416	75,432,949
QUALCOMM, Inc.	243,136	44,929,102
Skyworks Solutions, Inc. (a)	142,593	9,667,805
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	47,648	22,755,255
Texas Instruments, Inc.	141,231	42,096,724
		420,914,228
Software — 4.1%
Guidewire Software, Inc. *	117,222	14,424,167
HubSpot, Inc. *	133,569	24,377,678
Microsoft Corp.	572,386	213,511,426
Roper Technologies, Inc.	24,813	8,396,471
ServiceNow, Inc. *	112,916	11,210,301
		271,920,043
Specialized REITs — 0.2%
American Tower Corp.	62,654	10,248,315
Specialty Retail — 3.3%
AutoZone, Inc. *	13,520	43,209,109
Gap, Inc. (The)	1,097,433	20,500,048
Home Depot, Inc. (The)	111,919	39,471,593
Lowe's Cos., Inc.	196,295	43,281,085
O'Reilly Automotive, Inc. *	185,804	17,110,690
TJX Cos., Inc. (The)	244,977	37,114,016
Tractor Supply Co.	652,628	20,629,571
		221,316,112
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	601,381	174,015,606
Hewlett Packard Enterprise Co.	1,392,250	62,804,397
Seagate Technology Holdings plc	13,029	12,572,985
Western Digital Corp.	140,090	89,478,285
		338,871,273
Textiles, Apparel & Luxury Goods — 0.5%
Kontoor Brands, Inc.	408,121	34,012,804
Tobacco — 1.0%
Philip Morris International, Inc.	373,444	67,559,754
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — 0.8%
AerCap Holdings NV (Ireland)	276,673	40,333,390
EquipmentShare.com, Inc., Class A * (a)	547,334	10,760,586
		51,093,976
Total Common Stocks (Cost $5,978,470,352)		6,642,957,822
Short-Term Investments — 1.3%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $49,357,032)	49,354,093	49,354,093
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $39,284,314)	39,284,314	39,284,314
Total Short-Term Investments (Cost $88,641,346)		88,638,407
Total Investments — 100.5% (Cost $6,067,111,698)		6,731,596,229
Liabilities in Excess of Other Assets — (0.5)%		(33,791,445)
NET ASSETS — 100.0%		6,697,804,784

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $38,223,592 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	June 30, 2026

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 85.4%
Aerospace & Defense — 3.5%
Howmet Aerospace, Inc.	2,803,573	753,768,637
RTX Corp.	3,343,392	634,341,764
TransDigm Group, Inc.	119,825	159,611,693
		1,547,722,094
Air Freight & Logistics — 0.4%
FedEx Corp. (a)	502,265	157,274,239
Banks — 1.0%
Bank of America Corp.	3,603,709	205,339,339
Citigroup, Inc.	797,850	111,667,086
US Bancorp	2,316,632	139,924,573
		456,930,998
Beverages — 1.7%
Keurig Dr Pepper, Inc.	5,955,697	194,929,963
Monster Beverage Corp. *	493,483	47,433,586
PepsiCo, Inc.	3,945,488	534,219,075
		776,582,624
Biotechnology — 4.2%
AbbVie, Inc.	3,001,804	755,373,959
Regeneron Pharmaceuticals, Inc.	753,397	469,773,165
Vertex Pharmaceuticals, Inc. *	1,320,705	656,033,795
		1,881,180,919
Broadline Retail — 1.5%
Amazon.com, Inc. *	2,750,568	655,570,377
Building Products — 1.6%
Carrier Global Corp.	98,128	7,197,689
Trane Technologies plc	1,462,078	718,114,230
		725,311,919
Capital Markets — 0.3%
Intercontinental Exchange, Inc.	1,168,986	143,913,866
Chemicals — 1.3%
Ecolab, Inc.	2,026,117	564,496,457
Communications Equipment — 0.3%
Arista Networks, Inc. *	777,618	132,101,746
Construction Materials — 0.4%
Vulcan Materials Co.	623,246	183,863,802
Consumer Finance — 1.5%
American Express Co.	1,837,089	621,395,354
Capital One Financial Corp.	267,419	53,649,600
		675,044,954
INVESTMENTS	SHARES	VALUE($)

Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	533,066	498,667,251
Walmart, Inc.	3,599,694	407,701,342
		906,368,593
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	10,749,644	222,517,631
Verizon Communications, Inc.	3,822,717	161,853,838
		384,371,469
Electric Utilities — 3.3%
Entergy Corp.	4,166,566	478,571,771
NextEra Energy, Inc.	7,569,195	664,348,245
Southern Co. (The)	3,637,886	348,182,069
		1,491,102,085
Electrical Equipment — 3.8%
Eaton Corp. plc	1,707,132	727,443,088
Emerson Electric Co.	3,680,802	526,906,806
Vertiv Holdings Co., Class A	1,267,958	424,537,698
		1,678,887,592
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	2,750,895	485,037,806
Corning, Inc.	530,772	135,575,092
		620,612,898
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	1,664,825	92,397,788
Entertainment — 1.9%
Netflix, Inc. *	4,108,680	293,359,752
Walt Disney Co. (The)	5,767,108	555,084,145
		848,443,897
Financial Services — 4.0%
Affirm Holdings, Inc., Class A *	658,477	53,698,799
Berkshire Hathaway, Inc., Class B *	462,150	231,255,238
Corpay, Inc. *	845,123	281,654,142
Mastercard, Inc., Class A	1,159,883	595,715,909
Visa, Inc., Class A	1,838,439	630,750,037
		1,793,074,125
Food Products — 1.2%
Mondelez International, Inc., Class A	9,553,045	552,548,123
Ground Transportation — 0.5%
Fedex Freight Holding Co., Inc. *	253,143	38,224,593
Union Pacific Corp.	680,808	185,179,776
		223,404,369
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp. *	216	9,219
Edwards Lifesciences Corp. *	967,159	87,489,203
Intuitive Surgical, Inc. *	609,623	242,434,875
Medtronic plc	3,027,023	236,804,009
Stryker Corp.	1,737,257	546,957,994
		1,113,695,300
Health Care Providers & Services — 1.3%
CVS Health Corp.	925,638	95,757,251
McKesson Corp.	407,464	307,879,799
UnitedHealth Group, Inc.	431,208	179,222,981
		582,860,031
Health Care REITs — 1.3%
Ventas, Inc.	3,690,981	327,759,113
Welltower, Inc.	1,194,979	271,224,383
		598,983,496
Hotels, Restaurants & Leisure — 4.9%
Chipotle Mexican Grill, Inc., Class A *	14,512,051	493,409,734
DoorDash, Inc., Class A *	1,394,877	257,396,653
Hilton Worldwide Holdings, Inc.	798,381	263,832,985
McDonald's Corp.	2,003,840	541,657,991
Yum! Brands, Inc.	3,879,835	620,230,423
		2,176,527,786
Household Products — 1.1%
Church & Dwight Co., Inc.	1,939,539	187,902,538
Kimberly-Clark Corp. (a)	961,567	105,551,210
Procter & Gamble Co. (The)	1,243,098	182,287,891
		475,741,639
Industrial Conglomerates — 1.4%
3M Co.	3,924,550	635,423,891
Insurance — 2.6%
Aon plc, Class A	1,161,083	385,119,620
Arthur J Gallagher & Co.	1,486,726	341,307,688
Chubb Ltd.	439,123	149,626,771
Progressive Corp. (The)	1,397,100	305,196,495
		1,181,250,574
Interactive Media & Services — 2.7%
Alphabet, Inc., Class A	1,880,913	672,181,879
Meta Platforms, Inc., Class A	959,178	540,295,375
		1,212,477,254
INVESTMENTS	SHARES	VALUE($)

IT Services — 0.7%
Accenture plc, Class A	1,389,671	172,930,659
Cognizant Technology Solutions Corp., Class A	3,483,381	134,911,346
		307,842,005
Life Sciences Tools & Services — 0.2%
Danaher Corp.	581,423	110,749,453
Machinery — 1.6%
Cummins, Inc.	169,636	120,986,092
Deere & Co.	516,448	327,598,460
Dover Corp.	1,237,018	277,438,397
Ingersoll Rand, Inc.	389	31,894
		726,054,843
Multi-Utilities — 1.3%
CMS Energy Corp.	1,689,792	129,269,088
Sempra	4,755,085	440,843,930
		570,113,018
Oil, Gas & Consumable Fuels — 2.1%
ConocoPhillips	1,645,530	171,069,299
EOG Resources, Inc.	5,000,813	648,755,470
Exxon Mobil Corp.	916,626	125,321,107
		945,145,876
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	9,570,338	551,442,875
Eli Lilly & Co.	387,167	464,379,715
Johnson & Johnson	2,922,047	742,112,277
Merck & Co., Inc.	2,788,716	358,350,006
		2,116,284,873
Professional Services — 0.2%
Leidos Holdings, Inc.	961,080	98,962,408
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc. *	557,946	324,116,411
Analog Devices, Inc.	1,047,425	416,005,787
Broadcom, Inc.	1,559,543	589,117,368
Lam Research Corp.	1,610,623	697,931,265
NVIDIA Corp.	3,394,187	679,142,877
NXP Semiconductors NV (Netherlands)	807,078	226,813,130
Texas Instruments, Inc.	907,516	270,503,294
		3,203,630,132
Software — 3.9%
Autodesk, Inc. *	1,125,891	218,895,728
Cadence Design Systems, Inc. *	1,537,780	577,159,590
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Fortinet, Inc. *	652,147	100,182,822
Intuit, Inc.	515,207	134,469,027
Microsoft Corp.	1,540,643	574,690,652
Oracle Corp.	973,730	142,700,131
		1,748,097,950
Specialized REITs — 1.4%
American Tower Corp.	748,668	122,459,625
Equinix, Inc.	419,319	437,093,932
SBA Communications Corp.	284,309	50,169,166
		609,722,723
Specialty Retail — 4.0%
AutoZone, Inc. *	46,335	148,083,880
Best Buy Co., Inc.	1,701,467	129,107,316
Burlington Stores, Inc. *	792,303	251,001,590
Lowe's Cos., Inc.	2,709,879	597,501,221
Ross Stores, Inc.	3,173,861	675,556,314
		1,801,250,321
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	2,346,024	678,845,505
Hewlett Packard Enterprise Co.	1,962,631	88,534,284
		767,379,789
Tobacco — 1.6%
Altria Group, Inc.	1,460,727	105,099,308
Philip Morris International, Inc.	3,319,557	600,541,057
		705,640,365
Water Utilities — 0.1%
American Water Works Co., Inc.	455,732	59,965,217
Total Common Stocks (Cost $31,229,454,721)		38,239,003,878
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 13.7%
Barclays Bank PLC, ELN, 47.45%, 7/13/2026, (linked to S&P 500 Index) (b)	52,027	396,425,620
Barclays Bank PLC, ELN, 52.20%, 7/24/2026, (linked to S&P 500 Index) (b)	55,250	420,609,474
BNP Paribas, ELN, 45.70%, 7/10/2026, (linked to S&P 500 Index) (b)	51,644	392,047,305
BNP Paribas, ELN, 56.15%, 7/21/2026, (linked to S&P 500 Index) (b)	57,071	427,845,191
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

BNP Paribas, ELN, 56.30%, 7/27/2026, (linked to S&P 500 Index) (b)	55,929	417,685,848
BNP Paribas, ELN, 57.45%, 7/17/2026, (linked to S&P 500 Index) (b)	57,130	426,468,292
BofA Finance LLC, ELN, 59.23%, 8/4/2026, (linked to S&P 500 Index) (b)	56,133	409,289,911
Citigroup Global Markets Holdings, Inc., ELN, 62.81%, 7/20/2026, (linked to S&P 500 Index) (b)	58,071	414,448,247
GS Finance Corp., ELN, 49.90%, 7/8/2026, (linked to S&P 500 Index) (b)	51,960	393,792,780
GS Finance Corp., ELN, 50.10%, 7/7/2026, (linked to S&P 500 Index) (b)	52,258	395,345,271
National Bank of Canada, ELN, 51.30%, 7/28/2026, (linked to S&P 500 Index) (b)	55,329	420,481,044
National Bank of Canada, ELN, 55.00%, 7/31/2026, (linked to S&P 500 Index) (b)	55,800	407,585,515
Royal Bank of Canada, ELN, 47.95%, 7/14/2026, (linked to S&P 500 Index) (b)	51,817	395,402,090
Royal Bank of Canada, ELN, 54.71%, 8/7/2026, (linked to S&P 500 Index) (b)	54,538	409,000,096
Royal Bank of Canada, ELN, 58.15%, 8/3/2026, (linked to S&P 500 Index) (b)	55,856	408,056,505
Total Equity-Linked Notes (Cost $6,119,988,890)		6,134,483,189
	SHARES
Short-Term Investments — 0.8%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $312,179,246)	312,179,246	312,179,246
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $65,452,349)	65,452,349	65,452,349
Total Short-Term Investments (Cost $377,631,595)		377,631,595
Total Investments — 99.9% (Cost $37,727,075,206)		44,751,118,662
Other Assets in Excess of Liabilities — 0.1%		49,967,899
NET ASSETS — 100.0%		44,801,086,561

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $62,480,021 (See Note 2.C.).
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	June 30, 2026

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Aerospace & Defense — 3.0%
Howmet Aerospace, Inc.	615	165,349
Northrop Grumman Corp.	186	94,732
RTX Corp.	895	169,808
Textron, Inc.	476	43,663
		473,552
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	482	51,815
Automobile Components — 0.1%
Aptiv plc *	262	16,082
Automobiles — 1.5%
Tesla, Inc. *	586	246,472
Banks — 3.8%
Bank of America Corp.	3,673	209,288
First Citizens BancShares, Inc., Class A	24	49,939
Wells Fargo & Co.	4,146	342,625
		601,852
Beverages — 0.8%
Coca-Cola Co. (The)	656	53,313
PepsiCo, Inc.	540	73,116
		126,429
Biotechnology — 2.4%
AbbVie, Inc.	926	233,018
Regeneron Pharmaceuticals, Inc.	135	84,178
Vertex Pharmaceuticals, Inc. *	123	61,098
		378,294
Broadline Retail — 4.1%
Amazon.com, Inc. *	2,773	660,917
Building Products — 0.8%
Trane Technologies plc	275	135,069
Capital Markets — 3.4%
Ameriprise Financial, Inc.	223	102,304
Blackstone, Inc.	433	50,951
Charles Schwab Corp. (The)	1,172	108,141
CME Group, Inc.	339	74,861
Morgan Stanley	632	132,113
State Street Corp.	438	74,285
		542,655
Chemicals — 0.7%
Axalta Coating Systems Ltd. *	1,585	54,239
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
DuPont de Nemours, Inc.	246	33,368
Linde plc	61	31,655
		119,262
Communications Equipment — 0.4%
Arista Networks, Inc. *	216	36,694
Motorola Solutions, Inc.	56	23,256
		59,950
Construction Materials — 0.4%
Vulcan Materials Co.	198	58,412
Consumer Finance — 1.1%
American Express Co.	506	171,155
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc. *	529	46,139
Costco Wholesale Corp.	48	44,903
Performance Food Group Co. *	716	80,042
Walmart, Inc.	606	68,635
		239,719
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	3,273	67,751
Comcast Corp., Class A	2,746	67,414
		135,165
Electric Utilities — 2.0%
Entergy Corp.	815	93,611
NextEra Energy, Inc.	1,224	107,430
Southern Co. (The)	1,262	120,786
		321,827
Electrical Equipment — 1.4%
Eaton Corp. plc	252	107,382
GE Vernova, Inc.	96	112,787
		220,169
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	719	126,774
Corning, Inc.	230	58,749
		185,523
Entertainment — 1.0%
Netflix, Inc. *	510	36,414
Spotify Technology SA *	55	25,252
Walt Disney Co. (The)	973	93,651
		155,317
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B *	233	116,591
Corpay, Inc. *	127	42,325
Fidelity National Information Services, Inc.	653	25,389
Mastercard, Inc., Class A	487	250,123
		434,428
Food Products — 0.7%
Mondelez International, Inc., Class A	1,802	104,228
Ground Transportation — 1.2%
CSX Corp.	4,040	192,021
Health Care Equipment & Supplies — 1.6%
Edwards Lifesciences Corp. *	660	59,703
Medtronic plc	1,055	82,533
Stryker Corp.	349	109,879
		252,115
Health Care Providers & Services — 1.4%
Cigna Group (The)	219	60,374
UnitedHealth Group, Inc.	392	162,927
		223,301
Health Care REITs — 0.4%
Ventas, Inc.	760	67,488
Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc., Class A *	1,194	40,596
Hilton Worldwide Holdings, Inc.	297	98,146
McDonald's Corp.	383	103,529
		242,271
Household Products — 0.2%
Procter & Gamble Co. (The)	264	38,713
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	82	13,008
Industrial Conglomerates — 0.7%
3M Co.	661	107,023
Industrial REITs — 0.6%
Prologis, Inc.	679	91,984
Insurance — 1.3%
Arthur J Gallagher & Co.	166	38,109
MetLife, Inc.	767	64,896
Progressive Corp. (The)	509	111,191
		214,196
INVESTMENTS	SHARES	VALUE($)

Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	2,374	848,396
Meta Platforms, Inc., Class A	686	386,417
		1,234,813
IT Services — 0.2%
Cognizant Technology Solutions Corp., Class A	807	31,255
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	225	112,806
Machinery — 1.3%
Deere & Co.	172	109,105
Dover Corp.	453	101,599
		210,704
Multi-Utilities — 0.5%
CMS Energy Corp.	1,098	83,997
Oil, Gas & Consumable Fuels — 3.2%
ConocoPhillips	1,152	119,762
EOG Resources, Inc.	980	127,136
Exxon Mobil Corp.	1,903	260,178
		507,076
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	2,534	146,009
Elanco Animal Health, Inc. *	2,109	51,902
Eli Lilly & Co.	195	233,889
Johnson & Johnson	246	62,477
		494,277
Professional Services — 0.2%
Leidos Holdings, Inc.	284	29,243
Semiconductors & Semiconductor Equipment — 20.0%
Advanced Micro Devices, Inc. *	462	268,380
Analog Devices, Inc.	263	104,456
ASML Holding NV (Registered), NYRS (Netherlands)	46	91,514
Broadcom, Inc.	1,099	415,147
Intel Corp. *	496	69,256
Lam Research Corp.	647	280,365
Micron Technology, Inc.	414	477,876
NVIDIA Corp.	6,659	1,332,399
NXP Semiconductors NV (Netherlands)	389	109,321
Qnity Electronics, Inc.	289	47,197
		3,195,911
Software — 7.1%
AppLovin Corp., Class A *	38	19,579
Autodesk, Inc. *	109	21,192
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Cadence Design Systems, Inc. *	113	42,411
Crowdstrike Holdings, Inc., Class A *	101	77,077
Intuit, Inc.	166	43,326
Microsoft Corp.	2,122	791,548
Oracle Corp.	268	39,275
Palantir Technologies, Inc., Class A *	265	30,918
Roper Technologies, Inc.	59	19,965
Salesforce, Inc.	354	55,458
		1,140,749
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	487	87,455
Specialty Retail — 1.8%
AutoZone, Inc. *	22	70,310
Lowe's Cos., Inc.	626	138,027
TJX Cos., Inc. (The)	568	86,052
		294,389
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc.	3,694	1,068,896
Hewlett Packard Enterprise Co.	2,213	99,828
Sandisk Corp. *	16	36,380
Seagate Technology Holdings plc	228	220,020
		1,425,124
Tobacco — 1.2%
Philip Morris International, Inc.	1,079	195,202
Total Common Stocks (Cost $12,794,124)		15,923,413
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $64,792)	64,785	64,785
Total Investments — 100.0% (Cost $12,858,916)		15,988,198
Other Assets in Excess of Liabilities — 0.0% ^		160
NET ASSETS — 100.0%		15,988,358

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.1%
Aerospace & Defense — 3.0%
Axon Enterprise, Inc. *	41	22,985
HEICO Corp., Class A	232	59,835
Howmet Aerospace, Inc.	186	50,008
L3Harris Technologies, Inc.	140	40,683
Rocket Lab Corp. *	358	36,391
Textron, Inc.	395	36,233
		246,135
Automobile Components — 0.2%
Aptiv plc *	295	18,107
Automobiles — 0.5%
Ford Motor Co.	3,083	42,854
Banks — 3.1%
Fifth Third Bancorp	305	17,193
First Citizens BancShares, Inc., Class A	18	37,454
First Horizon Corp.	2,316	59,382
M&T Bank Corp.	348	82,827
Regions Financial Corp.	1,893	57,169
		254,025
Beverages — 0.6%
Keurig Dr Pepper, Inc.	1,487	48,669
Biotechnology — 2.1%
Alnylam Pharmaceuticals, Inc. *	143	43,047
Insmed, Inc. *	238	25,375
Natera, Inc. *	262	71,120
Neurocrine Biosciences, Inc. *	155	26,123
Viking Therapeutics, Inc. *	170	6,632
		172,297
Building Products — 1.5%
AAON, Inc.	228	28,924
Carlisle Cos., Inc.	89	32,285
Fortune Brands Innovations, Inc.	622	34,148
Masco Corp.	317	25,794
		121,151
Capital Markets — 4.3%
Ares Management Corp., Class A (a)	281	31,278
Coinbase Global, Inc., Class A *	54	7,894
LPL Financial Holdings, Inc.	74	20,845
MSCI, Inc.	82	45,923
Northern Trust Corp.	290	50,414
Raymond James Financial, Inc.	443	67,349
Robinhood Markets, Inc., Class A *	301	30,184
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
State Street Corp.	511	86,666
Tradeweb Markets, Inc., Class A	138	13,753
		354,306
Chemicals — 1.5%
Axalta Coating Systems Ltd. *	1,167	39,935
Chemours Co. (The)	1,157	23,741
Element Solutions, Inc.	1,048	50,042
LyondellBasell Industries NV, Class A	238	12,531
		126,249
Commercial Services & Supplies — 0.5%
Veralto Corp.	435	38,576
Communications Equipment — 0.5%
Ciena Corp. *	42	20,604
Lumentum Holdings, Inc. *	21	18,019
		38,623
Construction & Engineering — 1.4%
Comfort Systems USA, Inc.	37	73,332
Quanta Services, Inc.	62	44,643
		117,975
Construction Materials — 1.1%
Eagle Materials, Inc.	150	33,750
Martin Marietta Materials, Inc.	101	58,247
		91,997
Consumer Finance — 0.8%
Ally Financial, Inc.	469	21,550
Capital One Financial Corp.	203	40,726
		62,276
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc. *	521	45,442
Maplebear, Inc. *	446	21,118
Performance Food Group Co. *	655	73,222
US Foods Holding Corp. *	517	52,863
		192,645
Containers & Packaging — 1.5%
AptarGroup, Inc.	238	29,798
Ball Corp.	598	37,315
Packaging Corp. of America	215	51,230
		118,343
Distributors — 0.6%
Genuine Parts Co.	113	13,332
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Distributors — continued
LKQ Corp.	862	22,696
Pool Corp.	42	9,026
		45,054
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	127	9,002
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.	248	13,603
Electric Utilities — 1.8%
Entergy Corp.	656	75,348
Xcel Energy, Inc.	902	72,431
		147,779
Electrical Equipment — 2.2%
Acuity, Inc.	108	40,679
AMETEK, Inc.	295	71,372
Hubbell, Inc.	51	26,683
Vertiv Holdings Co., Class A	69	23,103
Vicor Corp. *	52	19,749
		181,586
Electronic Equipment, Instruments & Components — 3.4%
Coherent Corp. *	32	12,623
Fabrinet (Thailand) *	40	22,483
Flex Ltd. *	60	9,724
Jabil, Inc.	123	47,414
TD SYNNEX Corp.	277	74,053
Teledyne Technologies, Inc. *	83	55,353
TTM Technologies, Inc. *	111	20,759
Zebra Technologies Corp., Class A *	125	32,908
		275,317
Energy Equipment & Services — 1.3%
Baker Hughes Co., Class A	787	43,679
TechnipFMC plc (United Kingdom)	957	63,449
		107,128
Entertainment — 1.3%
Live Nation Entertainment, Inc. *	183	33,509
ROBLOX Corp., Class A *	214	11,637
Take-Two Interactive Software, Inc. *	228	56,996
		102,142
Financial Services — 1.8%
Affirm Holdings, Inc., Class A *	382	31,152
Block, Inc. *	173	13,148
Corpay, Inc. *	94	31,328
INVESTMENTS	SHARES	VALUE($)

Financial Services — continued
Fidelity National Information Services, Inc.	1,042	40,513
MGIC Investment Corp.	1,061	29,920
		146,061
Food Products — 1.3%
General Mills, Inc.	673	23,421
Hershey Co. (The)	205	35,967
Post Holdings, Inc. *	286	25,242
Tyson Foods, Inc., Class A	403	23,072
		107,702
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc.	253	73,226
Saia, Inc. *	104	43,800
		117,026
Health Care Equipment & Supplies — 2.0%
Dexcom, Inc. *	177	11,921
Edwards Lifesciences Corp. *	700	63,322
Envista Holdings Corp. *	814	21,449
GE HealthCare Technologies, Inc.	521	33,349
QuidelOrtho Corp. *	457	8,004
Zimmer Biomet Holdings, Inc.	275	23,675
		161,720
Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	391	92,886
Encompass Health Corp.	415	41,948
Humana, Inc.	159	63,158
Quest Diagnostics, Inc.	316	66,976
		264,968
Health Care REITs — 1.1%
Healthpeak Properties, Inc.	1,441	30,837
Ventas, Inc.	687	61,006
		91,843
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A *	125	22,184
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	2,215	52,518
Hotels, Restaurants & Leisure — 3.9%
Chipotle Mexican Grill, Inc., Class A *	1,499	50,966
Darden Restaurants, Inc.	286	58,919
Expedia Group, Inc.	140	35,823
Flutter Entertainment plc *	155	15,836
Hilton Worldwide Holdings, Inc.	152	50,230
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.	169	53,663
Yum! Brands, Inc.	341	54,512
		319,949
Household Durables — 1.2%
Garmin Ltd.	226	53,684
Toll Brothers, Inc.	280	46,130
		99,814
Household Products — 0.3%
Church & Dwight Co., Inc.	264	25,576
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	295	46,796
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	716	11,255
EastGroup Properties, Inc.	218	44,152
		55,407
Insurance — 3.4%
Arch Capital Group Ltd. *	727	70,563
Arthur J Gallagher & Co.	100	22,957
Hartford Insurance Group, Inc. (The)	489	64,802
Loews Corp.	648	73,360
Prudential Financial, Inc.	192	20,723
RLI Corp.	390	23,037
		275,442
Interactive Media & Services — 0.3%
People, Inc. *	200	9,232
Pinterest, Inc., Class A *	647	13,606
		22,838
IT Services — 2.8%
Cloudflare, Inc., Class A *	92	22,566
Cognizant Technology Solutions Corp., Class A	631	24,439
DigitalOcean Holdings, Inc. *	152	23,869
Gartner, Inc. *	84	10,888
GoDaddy, Inc., Class A *	181	15,363
MongoDB, Inc., Class A *	77	25,864
Snowflake, Inc., Class A *	260	66,170
Twilio, Inc., Class A *	182	37,552
		226,711
Life Sciences Tools & Services — 1.6%
IQVIA Holdings, Inc. *	232	44,827
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — continued
Mettler-Toledo International, Inc. *	34	43,435
West Pharmaceutical Services, Inc.	117	42,003
		130,265
Machinery — 3.7%
Cummins, Inc.	53	37,800
Dover Corp.	376	84,329
IDEX Corp.	210	47,660
ITT, Inc.	131	25,907
Lincoln Electric Holdings, Inc.	89	23,630
Westinghouse Air Brake Technologies Corp.	318	85,733
		305,059
Media — 0.7%
Charter Communications, Inc., Class A * (a)	107	15,216
Omnicom Group, Inc.	437	31,827
Trade Desk, Inc. (The), Class A *	388	7,015
		54,058
Metals & Mining — 0.8%
Alcoa Corp.	580	30,241
Steel Dynamics, Inc.	156	35,796
		66,037
Multi-Utilities — 3.4%
Ameren Corp.	572	64,659
CMS Energy Corp.	1,007	77,036
NiSource, Inc.	1,235	58,724
Public Service Enterprise Group, Inc.	246	19,965
WEC Energy Group, Inc.	500	58,385
		278,769
Oil, Gas & Consumable Fuels — 4.4%
Cheniere Energy, Inc.	241	57,601
Devon Energy Corp.	1,131	46,733
Diamondback Energy, Inc.	242	42,539
DT Midstream, Inc.	299	43,875
EQT Corp.	553	29,403
Marathon Petroleum Corp.	347	88,718
Williams Cos., Inc. (The)	623	46,314
		355,183
Passenger Airlines — 0.9%
Delta Air Lines, Inc.	770	72,118
Personal Care Products — 0.2%
Kenvue, Inc.	840	16,052
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — 1.0%
Elanco Animal Health, Inc. *	806	19,835
Jazz Pharmaceuticals plc *	243	58,556
		78,391
Professional Services — 1.0%
Booz Allen Hamilton Holding Corp., Class A	169	10,253
Leidos Holdings, Inc.	199	20,491
Paylocity Holding Corp. *	119	12,439
SS&C Technologies Holdings, Inc.	655	40,643
		83,826
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	408	54,954
Residential REITs — 0.9%
AvalonBay Communities, Inc.	245	46,229
Mid-America Apartment Communities, Inc.	221	30,706
		76,935
Retail REITs — 0.7%
Regency Centers Corp.	726	57,891
Semiconductors & Semiconductor Equipment — 4.4%
Astera Labs, Inc. *	44	21,253
Credo Technology Group Holding Ltd. *	45	12,238
Entegris, Inc.	350	62,951
MACOM Technology Solutions Holdings, Inc. *	61	23,202
Microchip Technology, Inc.	504	45,965
ON Semiconductor Corp. *	635	60,033
Rambus, Inc. *	188	24,955
Teradyne, Inc.	229	110,799
		361,396
Software — 2.4%
Autodesk, Inc. *	180	34,996
Datadog, Inc., Class A *	194	50,510
HubSpot, Inc. *	80	14,601
Manhattan Associates, Inc. *	137	19,077
nCino, Inc. *	290	4,741
Nutanix, Inc., Class A *	454	23,136
Tyler Technologies, Inc. *	64	18,717
Zoom Communications, Inc., Class A *	338	29,173
		194,951
Specialized REITs — 1.6%
CubeSmart	1,054	41,918
Digital Realty Trust, Inc.	118	21,190
INVESTMENTS	SHARES	VALUE($)

Specialized REITs — continued
SBA Communications Corp.	226	39,880
Weyerhaeuser Co.	1,297	31,050
		134,038
Specialty Retail — 2.2%
Bath & Body Works, Inc.	1,030	23,824
Best Buy Co., Inc.	523	39,685
Burlington Stores, Inc. *	158	50,054
Ross Stores, Inc.	209	44,486
Tractor Supply Co.	619	19,567
		177,616
Technology Hardware, Storage & Peripherals — 1.6%
Hewlett Packard Enterprise Co.	1,886	85,078
Super Micro Computer, Inc. *	101	2,962
Western Digital Corp.	63	40,239
		128,279
Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp.	147	59,007
Trading Companies & Distributors — 1.8%
Core & Main, Inc., Class A *	632	30,494
United Rentals, Inc.	58	65,708
WW Grainger, Inc.	40	54,416
		150,618
Water Utilities — 0.5%
American Water Works Co., Inc.	298	39,211
Total Common Stocks (Cost $7,006,873)		7,837,048
Short-Term Investments — 3.9%
Investment Companies — 3.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $280,716)	280,654	280,654
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $37,628)	37,628	37,628
Total Short-Term Investments (Cost $318,344)		318,282
Total Investments — 100.0% (Cost $7,325,217)		8,155,330
Liabilities in Excess of Other Assets — (0.0)% ^		(878)
NET ASSETS — 100.0%		8,154,452

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $37,386 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
Futures contracts outstanding as of June 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 Micro E-Mini Index	8	09/18/2026	USD	310,912	4,648

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	June 30, 2026

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.1%
Aerospace & Defense — 1.8%
Moog, Inc., Class A	216	91,549
V2X, Inc. *	497	37,056
VSE Corp.	163	37,246
		165,851
Automobile Components — 1.2%
LCI Industries	454	48,070
Patrick Industries, Inc.	222	19,931
Visteon Corp.	462	45,835
		113,836
Banks — 11.2%
Amalgamated Financial Corp.	526	24,143
Ameris Bancorp	358	32,313
Associated Banc-Corp.	1,289	39,663
BancFirst Corp.	309	34,339
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	728	43,316
BankUnited, Inc.	1,041	50,436
Business First Bancshares, Inc.	423	12,999
Byline Bancorp, Inc.	393	14,800
Camden National Corp.	774	41,966
City Holding Co.	388	51,464
CVB Financial Corp.	1,771	39,936
Enterprise Financial Services Corp.	474	31,227
First Financial Bancorp	2,067	69,927
First Interstate BancSystem, Inc., Class A	1,778	68,560
First Merchants Corp.	1,314	57,409
Independent Bank Corp.	1,342	48,406
OceanFirst Financial Corp.	1,213	23,690
Old Second Bancorp, Inc.	964	22,481
Pathward Financial, Inc.	258	22,461
Provident Financial Services, Inc.	2,296	54,277
QCR Holdings, Inc.	517	50,330
Simmons First National Corp., Class A	2,448	55,425
TriCo Bancshares	1,133	61,012
WSFS Financial Corp.	1,037	79,569
		1,030,149
Biotechnology — 10.1%
Alkermes plc *	1,072	56,167
Apogee Therapeutics, Inc. *	433	57,472
Arrowhead Pharmaceuticals, Inc. *	266	21,682
Aurinia Pharmaceuticals, Inc. (Canada) *	548	9,300
Bridgebio Pharma, Inc. *	207	15,417
CRISPR Therapeutics AG (Switzerland) *	170	9,272
Cytokinetics, Inc. *	540	46,003
INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued
Disc Medicine, Inc. *	406	29,695
Dyne Therapeutics, Inc. *	1,656	36,780
Halozyme Therapeutics, Inc. *	447	34,987
Immunome, Inc. *	1,294	27,420
Insmed, Inc. *	192	20,471
Mirum Pharmaceuticals, Inc. *	418	48,935
Nuvalent, Inc., Class A *	290	35,815
Oruka Therapeutics, Inc. *	289	27,504
Protagonist Therapeutics, Inc. *	416	50,993
REGENXBIO, Inc. *	2,336	27,985
Revolution Medicines, Inc. *	245	45,884
Rhythm Pharmaceuticals, Inc. *	475	52,739
Sionna Therapeutics, Inc. *	717	31,541
Spyre Therapeutics, Inc. *	423	37,554
TG Therapeutics, Inc. *	269	14,779
Twist Bioscience Corp. *	738	75,925
Vaxcyte, Inc. *	796	46,271
Viking Therapeutics, Inc. *	246	9,596
Xenon Pharmaceuticals, Inc. (Canada) *	983	59,334
		929,521
Broadline Retail — 0.2%
Savers Value Village, Inc. * (a)	1,425	14,378
Building Products — 2.0%
AZZ, Inc.	553	85,743
Griffon Corp.	352	34,331
Janus International Group, Inc. *	2,940	16,317
Modine Manufacturing Co. *	175	46,728
		183,119
Capital Markets — 2.2%
Acadian Asset Management, Inc.	282	20,169
Donnelley Financial Solutions, Inc. *	764	32,050
Hamilton Lane, Inc., Class A	205	16,160
Miami International Holdings, Inc. *	700	26,012
Moelis & Co., Class A	438	28,654
StoneX Group, Inc. *	399	47,281
Virtus Investment Partners, Inc.	226	32,431
		202,757
Chemicals — 2.5%
Balchem Corp.	264	44,603
Hawkins, Inc.	174	24,725
HB Fuller Co.	401	23,374
Innospec, Inc.	430	34,998
Orion SA (Germany)	689	4,568
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Perimeter Solutions, Inc. *	2,027	72,263
Quaker Chemical Corp.	138	21,924
		226,455
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	793	35,082
UniFirst Corp.	69	18,248
		53,330
Communications Equipment — 0.5%
ADTRAN Holdings, Inc. *	1,503	20,892
Digi International, Inc. *	377	28,256
		49,148
Construction & Engineering — 1.8%
MYR Group, Inc. *	193	96,577
Primoris Services Corp.	414	41,036
Sterling Infrastructure, Inc. *	39	32,735
		170,348
Consumer Finance — 1.4%
Enova International, Inc. *	294	70,775
FirstCash Holdings, Inc.	200	43,264
Upstart Holdings, Inc. *	336	11,904
		125,943
Consumer Staples Distribution & Retail — 1.0%
Chefs' Warehouse, Inc. (The) *	885	85,049
Sprouts Farmers Market, Inc. *	137	11,587
		96,636
Containers & Packaging — 0.4%
Myers Industries, Inc.	1,013	35,769
Diversified Consumer Services — 1.2%
Driven Brands Holdings, Inc. *	2,841	39,604
Graham Holdings Co., Class B	41	46,798
OneSpaWorld Holdings Ltd. (Bahamas)	731	20,643
		107,045
Diversified REITs — 0.3%
Essential Properties Realty Trust, Inc.	1,043	31,134
Diversified Telecommunication Services — 1.1%
Bandwidth, Inc., Class A *	504	31,903
Iridium Communications, Inc.	570	31,264
Liberty Latin America Ltd., Class C (Puerto Rico) *	2,392	18,634
Lumen Technologies, Inc. *	3,125	24,000
		105,801
INVESTMENTS	SHARES	VALUE($)

Electric Utilities — 0.6%
Portland General Electric Co.	1,106	57,324
Electrical Equipment — 2.1%
Atkore, Inc.	194	14,752
Bloom Energy Corp., Class A *	98	29,665
EnerSys	250	58,455
Nextpower, Inc., Class A *	172	20,492
Shoals Technologies Group, Inc., Class A *	2,286	22,631
Vicor Corp. *	114	43,295
		189,290
Electronic Equipment, Instruments & Components — 5.0%
Badger Meter, Inc.	181	26,857
Fabrinet (Thailand) *	88	49,463
Knowles Corp. *	1,966	81,550
Napco Security Technologies, Inc.	459	17,433
Plexus Corp. *	230	69,154
Sanmina Corp. *	205	51,881
ScanSource, Inc. *	794	41,359
TTM Technologies, Inc. *	313	58,537
Vishay Intertechnology, Inc.	1,182	63,568
		459,802
Energy Equipment & Services — 2.5%
Cactus, Inc., Class A (a)	873	44,724
Kodiak Gas Services, Inc.	710	53,342
Liberty Energy, Inc.	1,741	45,597
Select Water Solutions, Inc.	1,252	25,015
SLB Ltd.	888	41,283
Transocean Ltd. * (a)	3,624	17,721
		227,682
Entertainment — 0.2%
Lionsgate Studios Corp. *	1,015	15,540
Financial Services — 1.8%
Enact Holdings, Inc.	728	33,277
Jackson Financial, Inc., Class A	242	24,778
Radian Group, Inc.	1,583	59,632
Remitly Global, Inc. *	1,338	29,984
WEX, Inc. * (a)	129	18,201
		165,872
Food Products — 0.5%
Dole plc	1,084	14,873
Utz Brands, Inc.	2,782	21,421
Vital Farms, Inc. *	453	5,268
		41,562
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	419	51,319
ONE Gas, Inc.	474	36,531
Southwest Gas Holdings, Inc.	415	36,802
		124,652
Ground Transportation — 0.5%
Marten Transport Ltd.	2,550	44,242
Health Care Equipment & Supplies — 2.8%
AtriCure, Inc. *	464	12,983
Axogen, Inc. *	507	23,418
ICU Medical, Inc. *	329	48,231
Inmode Ltd. *	1,806	26,404
Inogen, Inc. *	1,118	7,211
IRhythm Holdings, Inc. *	298	35,447
Lantheus Holdings, Inc. *	95	10,539
LivaNova plc *	465	38,237
Omnicell, Inc. *	249	10,339
Procept Biorobotics Corp. *	336	7,587
QuidelOrtho Corp. *	898	15,728
Utah Medical Products, Inc.	256	17,659
		253,783
Health Care Providers & Services — 2.1%
Aveanna Healthcare Holdings, Inc. *	970	8,313
Concentra Group Holdings Parent, Inc.	1,770	52,658
Guardant Health, Inc. *	76	11,402
HealthEquity, Inc. *	524	47,328
Hims & Hers Health, Inc. * (a)	469	16,260
Hinge Health, Inc., Class A *	375	31,125
Option Care Health, Inc. *	630	13,211
PACS Group, Inc. *	314	13,389
		193,686
Health Care REITs — 0.9%
CareTrust REIT, Inc.	1,086	43,820
Sabra Health Care REIT, Inc.	1,911	37,284
		81,104
Health Care Technology — 0.1%
Evolent Health, Inc., Class A *	1,653	8,959
Health Catalyst, Inc. *	1,629	3,242
		12,201
Hotel & Resort REITs — 1.7%
RLJ Lodging Trust	1,378	16,329
Ryman Hospitality Properties, Inc.	722	92,813
INVESTMENTS	SHARES	VALUE($)

Hotel & Resort REITs — continued
Sunstone Hotel Investors, Inc.	2,308	26,427
Xenia Hotels & Resorts, Inc.	814	16,573
		152,142
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc. *	800	10,088
Bloomin' Brands, Inc.	769	7,029
First Watch Restaurant Group, Inc. *	677	8,727
Hilton Grand Vacations, Inc. *	393	20,581
Life Time Group Holdings, Inc. *	1,877	76,657
Monarch Casino & Resort, Inc.	640	84,230
		207,312
Household Durables — 1.4%
Green Brick Partners, Inc. *	124	9,925
La-Z-Boy, Inc.	406	16,289
M/I Homes, Inc. *	339	54,508
Meritage Homes Corp.	332	27,838
Sonos, Inc. *	1,581	21,391
		129,951
Household Products — 0.3%
Spectrum Brands Holdings, Inc.	365	31,299
Industrial REITs — 0.4%
Terreno Realty Corp.	581	37,631
Insurance — 1.1%
Oscar Health, Inc., Class A *	989	28,206
Palomar Holdings, Inc. *	108	13,650
Safety Insurance Group, Inc.	329	24,629
Selective Insurance Group, Inc.	337	32,693
		99,178
Interactive Media & Services — 0.7%
Angi, Inc., Class A *	341	2,029
Cargurus, Inc., Class A *	685	23,351
MediaAlpha, Inc., Class A *	1,153	14,493
People, Inc. *	548	25,296
		65,169
IT Services — 0.8%
DigitalOcean Holdings, Inc. *	397	62,341
Unisys Corp. *	2,097	7,675
		70,016
Leisure Products — 0.2%
YETI Holdings, Inc. *	460	22,798
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp. *	664	14,243
CryoPort, Inc. *	713	11,194
		25,437
Machinery — 4.3%
Atmus Filtration Technologies, Inc.	952	48,542
Blue Bird Corp. *	270	21,319
CECO Environmental Corp. *	408	37,022
Douglas Dynamics, Inc.	963	51,954
Hillman Solutions Corp. *	4,274	36,073
Kadant, Inc.	97	30,480
Mueller Industries, Inc.	416	51,139
SPX Technologies, Inc. *	198	48,544
Watts Water Technologies, Inc., Class A	171	66,938
		392,011
Media — 0.8%
EchoStar Corp., Class A *	147	14,921
John Wiley & Sons, Inc., Class A	818	39,681
Magnite, Inc. *	1,084	20,574
		75,176
Metals & Mining — 0.9%
Commercial Metals Co.	544	34,136
Materion Corp.	115	34,200
Warrior Met Coal, Inc.	217	17,612
		85,948
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Corp.	1,820	18,109
Multi-Utilities — 0.3%
Unitil Corp.	596	31,403
Office REITs — 0.5%
COPT Defense Properties	1,235	44,942
Oil, Gas & Consumable Fuels — 2.2%
CNX Resources Corp. *	1,137	38,578
Core Natural Resources, Inc.	125	10,003
International Seaways, Inc.	316	24,202
Magnolia Oil & Gas Corp., Class A	1,590	40,672
Peabody Energy Corp.	648	14,982
SM Energy Co.	1,790	46,719
Teekay Tankers Ltd., Class A (Canada)	386	25,040
		200,196
INVESTMENTS	SHARES	VALUE($)

Passenger Airlines — 0.4%
Joby Aviation, Inc. * (a)	942	8,403
SkyWest, Inc. *	267	26,521
		34,924
Personal Care Products — 0.2%
Edgewell Personal Care Co.	821	22,052
Pharmaceuticals — 1.7%
Amneal Pharmaceuticals, Inc. *	966	16,722
ANI Pharmaceuticals, Inc. *	92	7,616
Axsome Therapeutics, Inc. *	87	21,295
Crinetics Pharmaceuticals, Inc. *	674	25,221
LB Pharmaceuticals, Inc. *	814	26,418
Maze Therapeutics, Inc. *	411	12,264
Prestige Consumer Healthcare, Inc. *	294	13,897
VeraDermics, Inc. *	288	35,407
		158,840
Professional Services — 1.1%
Barrett Business Services, Inc.	378	13,427
Conduent, Inc. *	2,896	4,228
ExlService Holdings, Inc. *	901	23,300
First Advantage Corp. * (a)	1,851	33,411
IBEX Holdings Ltd. *	627	19,042
Verra Mobility Corp. *	1,102	4,683
		98,091
Real Estate Management & Development — 0.4%
Cushman & Wakefield Ltd. *	2,821	37,773
Residential REITs — 0.2%
Centerspace	394	22,139
Retail REITs — 1.1%
Kite Realty Group Trust	2,399	68,083
Phillips Edison & Co., Inc.	801	33,338
		101,421
Semiconductors & Semiconductor Equipment — 3.5%
ACM Research, Inc., Class A *	281	35,656
Credo Technology Group Holding Ltd. *	131	35,626
Penguin Solutions, Inc. *	705	53,587
Power Integrations, Inc.	719	60,224
Rambus, Inc. *	331	43,937
Rigetti Computing, Inc. * (a)	513	9,911
Semtech Corp. *	165	26,705
Synaptics, Inc. *	492	61,121
		326,767
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 4.4%
AvePoint, Inc. *	1,069	11,983
BlackLine, Inc. *	908	25,487
Box, Inc., Class A *	1,111	29,486
Braze, Inc., Class A *	574	12,450
Clear Secure, Inc., Class A	920	51,272
Core Scientific, Inc. *	1,356	34,700
D-Wave Quantum, Inc. (Canada) * (a)	401	9,620
Freshworks, Inc., Class A *	2,073	20,979
Hut 8 Corp. *	357	41,214
LiveRamp Holdings, Inc. *	479	18,030
nCino, Inc. *	1,241	20,290
Ooma, Inc. *	807	15,510
Qualys, Inc. *	356	48,946
Riot Platforms, Inc. *	735	20,124
Thryv Holdings, Inc. *	587	2,313
Vertex, Inc., Class A *	972	11,159
Workiva, Inc. *	209	10,139
Zeta Global Holdings Corp., Class A *	1,145	22,534
		406,236
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A * (a)	196	17,642
Arhaus, Inc.	1,815	15,282
Group 1 Automotive, Inc.	133	38,726
Petco Health & Wellness Co., Inc. *	2,080	5,657
Urban Outfitters, Inc. *	347	24,588
Victoria's Secret & Co. *	385	32,140
Warby Parker, Inc., Class A *	1,176	35,680
		169,715
Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	585	48,754
Steven Madden Ltd.	732	30,817
		79,571
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	118	39,902
DNOW, Inc. *	1,391	18,041
McGrath RentCorp	363	43,934
Rush Enterprises, Inc., Class A	868	63,351
		165,228
Water Utilities — 0.3%
American States Water Co.	366	30,243
Total Common Stocks (Cost $7,263,443)		8,849,678
INVESTMENTS	NO. OF RIGHTS	VALUE($)
Rights — 0.0% ^
Biotechnology — 0.0% ^
Akero Therapeutics, Inc., CVR ‡ *	268	174
Arcellx, Inc., CVR ‡ *	265	19
Blueprint Medicines Corp., CVR ‡ *	205	—
Total Rights (Cost $193)		193
	SHARES
Short-Term Investments — 5.1%
Investment Companies — 3.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $314,672)	314,672	314,672
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $154,380)	154,380	154,380
Total Short-Term Investments (Cost $469,052)		469,052
Total Investments — 101.2% (Cost $7,732,688)		9,318,923
Liabilities in Excess of Other Assets — (1.2)%		(107,766)
NET ASSETS — 100.0%		9,211,157

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $153,224 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	23	09/18/2026	USD	350,175	8,601

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	June 30, 2026

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 82.3%
Aerospace & Defense — 0.3%
Honeywell Aerospace, Inc. *	574,991	127,119,121
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	227,666	24,474,095
Automobiles — 2.4%
Tesla, Inc. *	2,286,291	961,613,995
Beverages — 1.3%
Coca-Cola Co. (The)	896,204	72,834,499
Monster Beverage Corp. *	2,141,152	205,807,530
PepsiCo, Inc.	1,977,510	267,754,854
		546,396,883
Biotechnology — 2.0%
AbbVie, Inc.	653,124	164,352,123
Alnylam Pharmaceuticals, Inc. *	281,040	84,601,471
Amgen, Inc.	388,440	140,661,893
Gilead Sciences, Inc.	336,728	42,542,215
Regeneron Pharmaceuticals, Inc.	249,122	155,337,532
Vertex Pharmaceuticals, Inc. *	485,105	240,966,207
		828,461,441
Broadline Retail — 4.0%
Amazon.com, Inc. *	6,204,433	1,478,764,561
MercadoLibre, Inc. (Brazil) *	86,189	146,296,347
PDD Holdings, Inc., ADR (China) *	314,907	24,021,106
		1,649,082,014
Chemicals — 0.7%
Linde plc	564,379	292,878,838
Commercial Services & Supplies — 0.2%
Copart, Inc. *	2,759,796	77,798,649
Communications Equipment — 1.3%
Cisco Systems, Inc.	4,598,364	540,123,836
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	500,780	468,464,667
Walmart, Inc.	6,354,708	719,734,228
		1,188,198,895
Diversified Telecommunication Services — 0.8%
Comcast Corp., Class A	6,446,379	158,258,604
Space Exploration Technologies Corp., Class A * (a)	974,495	166,502,216
		324,760,820
Electric Utilities — 0.9%
Constellation Energy Corp.	93,395	23,196,516
INVESTMENTS	SHARES	VALUE($)

Electric Utilities — continued
NextEra Energy, Inc.	1,203,597	105,639,709
Southern Co. (The)	1,108,161	106,062,090
Xcel Energy, Inc.	1,433,501	115,110,130
		350,008,445
Electrical Equipment — 0.3%
Eaton Corp. plc	326,673	139,201,899
Entertainment — 1.5%
Netflix, Inc. *	6,871,142	490,599,539
Take-Two Interactive Software, Inc. *	446,519	111,620,819
		602,220,358
Financial Services — 0.4%
Corpay, Inc. *	179,813	59,926,279
Mastercard, Inc., Class A	166,162	85,340,803
PayPal Holdings, Inc.	740,341	31,967,924
		177,235,006
Food Products — 0.5%
Kraft Heinz Co. (The)	1,602,516	37,851,428
Mondelez International, Inc., Class A	2,958,694	171,130,861
		208,982,289
Ground Transportation — 0.7%
CSX Corp.	5,116,655	243,194,612
Uber Technologies, Inc. *	730,287	52,697,510
		295,892,122
Health Care Equipment & Supplies — 0.8%
Dexcom, Inc. *	888,620	59,848,557
Intuitive Surgical, Inc. *	624,457	248,334,060
		308,182,617
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	150,749	62,655,807
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A *	226,373	32,393,976
Booking Holdings, Inc.	1,498,603	267,110,999
Chipotle Mexican Grill, Inc., Class A *	1,766,673	60,066,882
DoorDash, Inc., Class A *	466,365	86,058,333
Marriott International, Inc., Class A	499,545	185,126,382
Starbucks Corp.	1,093,574	111,752,327
		742,508,899
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	575,369	128,825,231
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial REITs — 0.2%
Prologis, Inc.	478,964	64,885,253
Interactive Media & Services — 7.3%
Alphabet, Inc., Class C	5,749,375	2,031,426,669
Meta Platforms, Inc., Class A	1,699,446	957,280,937
		2,988,707,606
IT Services — 0.4%
Shopify, Inc., Class A (Canada) *	1,324,746	151,259,498
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	121,172	60,750,794
Machinery — 0.3%
Deere & Co.	175,189	111,127,638
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc.	594,717	104,539,354
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.	1,359,996	78,362,970
Semiconductors & Semiconductor Equipment — 30.7%
Advanced Micro Devices, Inc. *	2,677,549	1,555,414,990
Analog Devices, Inc.	1,132,098	449,635,363
Applied Materials, Inc.	731,312	528,738,576
ARM Holdings plc, ADR *	414,899	147,110,738
ASML Holding NV (Registered), NYRS (Netherlands)	228,751	455,086,389
Astera Labs, Inc. *	71,064	34,325,333
Broadcom, Inc.	2,302,745	869,861,924
Intel Corp. *	4,656,691	650,213,764
KLA Corp.	291,018	87,803,041
Lam Research Corp.	2,684,432	1,163,244,918
Marvell Technology, Inc.	1,864,329	555,364,966
Micron Technology, Inc.	1,944,806	2,244,870,118
NVIDIA Corp.	13,440,927	2,689,395,083
NXP Semiconductors NV (Netherlands)	777,793	218,583,167
QUALCOMM, Inc.	1,281,430	236,795,450
Teradyne, Inc.	618,589	299,298,102
Texas Instruments, Inc.	1,142,486	340,540,802
		12,526,282,724
Software — 9.0%
Adobe, Inc. *	468,132	95,976,423
AppLovin Corp., Class A *	404,591	208,457,421
Crowdstrike Holdings, Inc., Class A *	408,749	311,932,712
Datadog, Inc., Class A *	209,905	54,650,866
HubSpot, Inc. *	131,960	24,084,020
Intuit, Inc.	533,047	139,125,267
INVESTMENTS	SHARES	VALUE($)

Software — continued
Microsoft Corp.	4,206,444	1,569,087,741
Nebius Group NV (Netherlands) * (a)	437,315	120,773,283
Oracle Corp.	520,903	76,338,335
Palantir Technologies, Inc., Class A *	2,715,859	316,859,269
Palo Alto Networks, Inc. *	1,407,849	480,104,666
ServiceNow, Inc. *	548,174	54,422,715
Strategy, Inc., Class A * (a)	148,695	12,926,056
Synopsys, Inc. *	444,762	198,394,985
Workday, Inc., Class A * (a)	191,099	23,394,339
		3,686,528,098
Specialty Retail — 0.9%
Lowe's Cos., Inc.	422,377	93,129,905
O'Reilly Automotive, Inc. *	1,978,994	182,245,557
Ross Stores, Inc.	396,723	84,442,491
		359,817,953
Technology Hardware, Storage & Peripherals — 9.0%
Apple, Inc.	8,102,956	2,344,671,348
Sandisk Corp. *	154,859	352,107,554
Seagate Technology Holdings plc	804,790	776,622,350
Western Digital Corp.	312,801	199,792,255
		3,673,193,507
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	1,272,129	213,374,197
Total Common Stocks (Cost $21,921,818,401)		33,595,450,852
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 16.3%
BNP Paribas, ELN, 72.90%, 7/10/2026, (linked to Nasdaq-100 Index) (b)	14,676	452,959,685
BNP Paribas, ELN, 75.70%, 7/13/2026, (linked to Nasdaq-100 Index) (b)	14,719	456,657,569
BNP Paribas, ELN, 91.85%, 8/6/2026, (linked to Nasdaq-100 Index) (b)	14,441	425,222,471
BNP Paribas, ELN, 92.75%, 7/20/2026, (linked to Nasdaq-100 Index) (b)	15,960	422,624,142
Citigroup Global Markets Holdings Inc., ELN, 73.67%, 7/7/2026, (linked to Nasdaq-100 Index) (b)	13,234	406,050,574
Citigroup Global Markets Holdings Inc., ELN, 82.77%, 7/30/2026, (linked to Nasdaq-100 Index) (b)	14,828	458,200,404
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity-Linked Notes — continued
Citigroup Global Markets Holdings Inc., ELN, 86.26%, 7/27/2026, (linked to Nasdaq-100 Index) (b)	15,166	446,772,600
Goldman Sachs International, ELN, 96.10%, 8/3/2026, (linked to Nasdaq-100 Index)	15,400	441,365,061
Royal Bank of Canada, ELN, 73.68%, 7/9/2026, (linked to Nasdaq-100 Index) (b)	14,747	454,247,139
Royal Bank of Canada, ELN, 85.79%, 7/24/2026, (linked to Nasdaq-100 Index) (b)	15,015	452,534,062
Royal Bank of Canada, ELN, 88.75%, 7/17/2026, (linked to Nasdaq-100 Index) (b)	15,644	442,671,782
Royal Bank of Canada, ELN, 94.31%, 8/7/2026, (linked to Nasdaq-100 Index) (b)	14,202	429,984,723
Toronto-Dominion Bank (The), ELN, 100.87%, 7/31/2026, (linked to Nasdaq-100 Index) (b)	15,333	444,114,649
Toronto-Dominion Bank (The), ELN, 81.28%, 7/16/2026, (linked to Nasdaq-100 Index) (b)	15,468	448,318,330
Toronto-Dominion Bank (The), ELN, 81.39%, 7/23/2026, (linked to Nasdaq-100 Index) (b)	14,732	457,879,024
Total Equity-Linked Notes (Cost $6,674,742,884)		6,639,602,215
	SHARES
Short-Term Investments — 1.5%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $361,151,196)	361,151,196	361,151,196
INVESTMENTS	SHARES	VALUE($)

Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $251,873,617)	251,873,617	251,873,617
Total Short-Term Investments (Cost $613,024,813)		613,024,813
Total Investments — 100.1% (Cost $29,209,586,098)		40,848,077,880
Liabilities in Excess of Other Assets — (0.1)%		(29,013,651)
NET ASSETS — 100.0%		40,819,064,229

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $258,454,824 (See Note 2.C.).
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.1%
Aerospace & Defense — 3.3%
AAR Corp. *	16,716	2,389,218
AeroVironment, Inc. * (a)	13,023	2,149,707
ATI, Inc. *	73,101	14,408,207
BWX Technologies, Inc.	45,424	8,841,782
Carpenter Technology Corp.	19,790	12,207,264
Curtiss-Wright Corp.	26,593	20,151,112
Hexcel Corp.	47,155	4,718,329
Kratos Defense & Security Solutions, Inc. *	80,141	3,995,830
Mercury Systems, Inc. *	43,338	5,301,537
Moog, Inc., Class A	13,828	5,860,859
Woodward, Inc.	35,537	15,118,861
		95,142,706
Air Freight & Logistics — 0.1%
GXO Logistics, Inc. *	52,993	2,686,745
Automobile Components — 1.3%
Adient plc *	93,451	1,717,629
Autoliv, Inc. (Sweden)	31,581	3,668,765
BorgWarner, Inc.	169,986	11,287,070
Dana, Inc.	128,429	3,494,553
Dauch Corp. *	502,158	2,721,696
Fox Factory Holding Corp. *	27,791	470,919
Gentex Corp.	33,400	844,018
Gentherm, Inc. *	34,480	1,176,113
LCI Industries	8,864	938,520
Lear Corp.	27,061	3,627,798
Patrick Industries, Inc.	27,091	2,432,230
Phinia, Inc.	48,672	4,009,113
Versigent plc *	41,865	1,758,749
		38,147,173
Automobiles — 0.1%
Thor Industries, Inc.	19,077	1,433,827
Winnebago Industries, Inc.	18,285	571,224
		2,005,051
Banks — 7.2%
Ameris Bancorp	63,458	5,727,719
Associated Banc-Corp.	220,630	6,788,785
Atlantic Union Bankshares Corp.	39,597	1,675,349
Axos Financial, Inc. *	41,982	4,088,627
Banc of California, Inc.	267,429	5,463,574
Bank OZK	102,098	5,318,285
BankUnited, Inc.	158,942	7,700,740
Banner Corp.	37,463	2,489,042
Beacon Financial Corp.	119,624	3,642,551
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Capitol Federal Financial, Inc.	64,115	545,619
Central Pacific Financial Corp.	84,773	3,238,329
City Holding Co.	25,118	3,331,651
Commerce Bancshares, Inc.	64,936	3,750,054
Cullen/Frost Bankers, Inc.	38,765	5,989,968
Customers Bancorp, Inc. *	34,985	2,767,313
CVB Financial Corp.	70,876	1,598,254
Dime Commercial Bancshares, Inc.	169,023	6,870,785
East West Bancorp, Inc.	81,065	10,464,681
FB Financial Corp.	9,808	542,873
First Bancorp	20,759	1,327,123
First BanCorp (Puerto Rico)	282,489	7,364,488
First Financial Bancorp	51,868	1,754,694
First Hawaiian, Inc.	209,540	6,139,522
First Horizon Corp.	249,375	6,393,975
First Interstate BancSystem, Inc., Class A	13,174	507,989
Flagstar Bank NA	153,907	2,299,371
FNB Corp.	327,688	6,252,287
Glacier Bancorp, Inc. (a)	23,760	1,225,541
Hancock Whitney Corp.	40,515	3,027,281
Hanmi Financial Corp.	134,963	4,372,801
Heritage Financial Corp.	67,067	1,986,524
Hilltop Holdings, Inc.	130,577	5,063,776
Home BancShares, Inc.	42,960	1,226,508
Hope Bancorp, Inc.	67,154	918,667
Lakeland Financial Corp.	29,962	1,849,255
National Bank Holdings Corp., Class A	44,128	1,960,607
Northwest Bancshares, Inc.	149,675	2,269,073
OFG Bancorp (Puerto Rico)	21,987	1,078,902
Old National Bancorp	278,857	7,222,396
Pathward Financial, Inc.	51,601	4,492,383
Pinnacle Financial Partners, Inc.	120,086	12,114,276
Prosperity Bancshares, Inc.	28,805	2,103,629
Provident Financial Services, Inc.	69,898	1,652,389
Seacoast Banking Corp. of Florida	14,505	482,291
Simmons First National Corp., Class A	252,033	5,708,547
Southside Bancshares, Inc.	50,025	1,760,380
SouthState Bank Corp.	75,490	7,541,451
Trustmark Corp.	29,823	1,372,156
UMB Financial Corp.	42,464	6,062,161
United Community Banks, Inc.	63,397	2,224,601
Valley National Bancorp	94,054	1,377,891
Webster Financial Corp.	27,041	2,066,473
Westamerica BanCorp	13,046	765,409
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Western Alliance Bancorp	36,176	2,973,667
Wintrust Financial Corp.	33,179	5,332,529
WSFS Financial Corp.	9,107	698,780
Zions Bancorp NA	34,083	2,358,203
		207,322,195
Beverages — 0.3%
Celsius Holdings, Inc. *	82,591	2,418,264
Coca-Cola Consolidated, Inc.	24,040	4,589,717
Vita Coco Co., Inc. (The) *	40,191	2,658,233
		9,666,214
Biotechnology — 2.9%
Arrowhead Pharmaceuticals, Inc. *	92,921	7,573,991
BioMarin Pharmaceutical, Inc. *	100,891	5,772,983
Catalyst Pharmaceuticals, Inc. *	114,632	3,602,884
Cytokinetics, Inc. *	44,983	3,832,102
Exelixis, Inc. *	81,367	4,427,178
Halozyme Therapeutics, Inc. *	156,124	12,219,826
Krystal Biotech, Inc. *	8,364	3,108,648
Neurocrine Biosciences, Inc. *	49,849	8,401,301
Protagonist Therapeutics, Inc. *	96,054	11,774,299
Sarepta Therapeutics, Inc. *	48,910	878,913
United Therapeutics Corp. *	34,763	18,835,636
Vir Biotechnology, Inc. *	422,947	4,309,830
		84,737,591
Broadline Retail — 0.4%
Etsy, Inc. *	59,222	4,461,193
Kohl's Corp.	34,001	602,498
Macy's, Inc.	218,161	5,137,691
Ollie's Bargain Outlet Holdings, Inc. *	26,828	2,062,537
		12,263,919
Building Products — 1.7%
AAON, Inc.	32,452	4,116,861
Apogee Enterprises, Inc.	66,525	3,042,854
Armstrong World Industries, Inc.	37,039	5,941,796
AZZ, Inc.	14,510	2,249,776
Carlisle Cos., Inc.	9,884	3,585,421
Fortune Brands Innovations, Inc.	13,011	714,304
Griffon Corp.	29,698	2,896,446
Masterbrand, Inc. *	64,483	663,530
Owens Corning	69,891	11,109,873
Quanex Building Products Corp.	17,321	322,517
Resideo Technologies, Inc. *	204,242	6,351,926
INVESTMENTS	SHARES	VALUE($)

Building Products — continued
Simpson Manufacturing Co., Inc.	27,732	5,805,694
UFP Industries, Inc.	29,435	2,670,932
		49,471,930
Capital Markets — 2.1%
Acadian Asset Management, Inc.	14,419	1,031,247
Affiliated Managers Group, Inc.	18,245	6,174,108
BGC Group, Inc., Class A	245,326	2,622,535
Carlyle Group, Inc. (The)	80,646	3,396,003
Cohen & Steers, Inc.	14,888	1,133,572
Evercore, Inc., Class A	23,128	7,896,824
Federated Hermes, Inc.	62,925	3,474,718
Hamilton Lane, Inc., Class A	28,938	2,281,183
Houlihan Lokey, Inc.	10,790	1,447,263
Janus Henderson Group plc	63,959	3,322,670
Jefferies Financial Group, Inc.	42,069	2,102,609
MarketAxess Holdings, Inc.	11,629	1,319,775
Moelis & Co., Class A	17,450	1,141,579
Morningstar, Inc.	6,614	1,031,916
Piper Sandler Cos.	63,162	4,569,139
StepStone Group, Inc., Class A	71,832	2,970,972
Stifel Financial Corp.	77,497	5,406,966
StoneX Group, Inc. *	39,717	4,706,464
Virtu Financial, Inc., Class A	54,877	3,269,023
Virtus Investment Partners, Inc.	3,045	436,958
		59,735,524
Chemicals — 2.2%
Ashland, Inc.	29,343	1,933,410
Avient Corp.	78,348	2,895,742
Axalta Coating Systems Ltd. *	65,914	2,255,577
Balchem Corp.	32,352	5,465,870
Celanese Corp., Class A	79,666	3,664,636
Chemours Co. (The)	134,048	2,750,665
Eastman Chemical Co.	37,680	2,523,806
Element Solutions, Inc.	146,923	7,015,573
FMC Corp.	190,505	2,190,808
HB Fuller Co.	74,039	4,315,733
Ingevity Corp. *	18,938	1,414,100
Innospec, Inc.	62,166	5,059,691
Minerals Technologies, Inc.	66,165	4,894,225
Quaker Chemical Corp. (a)	7,362	1,169,601
RPM International, Inc.	55,591	6,178,940
Sensient Technologies Corp.	26,264	3,238,089
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Solstice Advanced Materials, Inc.	34,453	3,052,536
Westlake Corp.	27,290	1,992,170
		62,011,172
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	54,012	2,389,491
Brady Corp., Class A	95,268	8,723,691
Brink's Co. (The)	30,918	2,921,442
Clean Harbors, Inc. *	38,456	11,488,730
Enviri Corp. *	12,911	283,396
Interface, Inc.	33,733	1,208,991
Millerknoll, Inc.	49,604	1,014,898
MSA Safety, Inc.	19,272	3,364,506
OPENLANE, Inc. *	120,259	4,959,481
Pitney Bowes, Inc.	82,653	1,448,081
RB Global, Inc. (Canada)	62,301	7,254,951
Tetra Tech, Inc.	136,435	3,941,607
		48,999,265
Communications Equipment — 0.6%
Digi International, Inc. *	18,658	1,398,417
NetScout Systems, Inc. *	35,902	1,563,532
Viasat, Inc. *	126,587	11,368,778
Viavi Solutions, Inc. *	52,038	2,484,815
		16,815,542
Construction & Engineering — 3.3%
AECOM	75,003	5,235,209
API Group Corp. *	117,390	4,971,466
Arcosa, Inc.	31,622	4,594,360
Argan, Inc.	3,932	3,139,899
Dycom Industries, Inc. *	14,253	7,206,174
Everus Construction Group, Inc. *	16,642	2,761,740
Fluor Corp. *	86,973	4,556,515
Granite Construction, Inc.	67,662	10,696,009
MasTec, Inc. *	45,865	19,082,592
MYR Group, Inc. *	22,554	11,286,022
Primoris Services Corp.	28,147	2,789,931
Sterling Infrastructure, Inc. *	14,603	12,257,174
Valmont Industries, Inc.	10,046	5,802,570
		94,379,661
Construction Materials — 0.2%
Eagle Materials, Inc.	22,484	5,058,900
Knife River Corp. *	14,448	1,208,575
		6,267,475
INVESTMENTS	SHARES	VALUE($)

Consumer Finance — 1.1%
Ally Financial, Inc.	201,148	9,242,751
Encore Capital Group, Inc. *	51,846	4,836,713
Enova International, Inc. *	26,071	6,276,072
FirstCash Holdings, Inc.	19,271	4,168,703
Navient Corp.	172,503	1,468,001
PROG Holdings, Inc.	80,695	3,761,194
SLM Corp. (a)	98,858	2,564,376
		32,317,810
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	125,940	1,703,968
Andersons, Inc. (The)	57,626	3,941,619
BJ's Wholesale Club Holdings, Inc. *	76,080	6,635,698
Chefs' Warehouse, Inc. (The) *	29,872	2,870,699
Maplebear, Inc. *	116,322	5,507,847
Performance Food Group Co. *	93,904	10,497,528
PriceSmart, Inc.	7,027	1,372,654
Sprouts Farmers Market, Inc. *	45,069	3,811,936
United Natural Foods, Inc. *	60,809	2,777,147
US Foods Holding Corp. *	132,337	13,531,458
		52,650,554
Containers & Packaging — 0.8%
AptarGroup, Inc.	31,084	3,891,717
Crown Holdings, Inc.	80,930	9,049,593
O-I Glass, Inc. *	195,305	1,880,787
Silgan Holdings, Inc.	74,811	3,470,482
Sonoco Products Co.	70,177	3,954,474
		22,247,053
Distributors — 0.1%
LKQ Corp.	80,983	2,132,282
Diversified Consumer Services — 1.0%
Covista, Inc. *	15,758	1,964,392
Duolingo, Inc., Class A *	28,070	3,228,611
Frontdoor, Inc. *	43,478	3,373,458
Graham Holdings Co., Class B	2,122	2,422,093
Grand Canyon Education, Inc. *	27,648	3,956,705
H&R Block, Inc.	18,382	699,987
Laureate Education, Inc., Class A *	52,287	1,899,064
OneSpaWorld Holdings Ltd. (Bahamas)	93,127	2,629,907
Perdoceo Education Corp.	98,503	3,152,096
Service Corp. International	33,238	2,524,758
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Consumer Services — continued
Strategic Education, Inc.	12,393	949,552
Stride, Inc. *	38,846	3,350,079
		30,150,702
Diversified REITs — 0.5%
American Assets Trust, Inc.	77,235	1,906,932
Essential Properties Realty Trust, Inc.	243,492	7,268,236
WP Carey, Inc.	78,006	5,577,429
		14,752,597
Diversified Telecommunication Services — 0.5%
Iridium Communications, Inc.	200,383	10,991,007
Lumen Technologies, Inc. *	503,398	3,866,097
Uniti Group, Inc.	69,763	800,182
		15,657,286
Electric Utilities — 0.7%
IDACORP, Inc.	26,484	4,007,029
OGE Energy Corp.	217,737	10,595,082
Otter Tail Corp.	75,626	6,804,828
		21,406,939
Electrical Equipment — 1.9%
Acuity, Inc.	15,014	5,655,173
EnerSys	49,008	11,459,051
Nextpower, Inc., Class A *	73,675	8,777,639
nVent Electric plc	119,721	20,305,879
Regal Rexnord Corp.	34,229	8,153,006
		54,350,748
Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries, Inc.	21,266	7,929,454
Arrow Electronics, Inc. *	52,534	11,211,281
Avnet, Inc.	69,720	6,192,530
Badger Meter, Inc.	14,656	2,174,657
Belden, Inc.	25,870	3,102,072
Benchmark Electronics, Inc.	91,566	9,034,817
Cognex Corp.	47,648	3,450,668
CTS Corp.	35,300	2,301,207
Fabrinet (Thailand) *	20,275	11,396,172
IPG Photonics Corp. *	23,554	2,763,355
Knowles Corp. *	63,896	2,650,406
Littelfuse, Inc.	12,024	5,474,888
Plexus Corp. *	33,799	10,162,345
Sanmina Corp. *	51,414	13,011,855
TTM Technologies, Inc. *	82,231	15,378,842
INVESTMENTS	SHARES	VALUE($)

Electronic Equipment, Instruments & Components — continued
Vishay Intertechnology, Inc.	125,766	6,763,696
Vontier Corp.	76,783	2,226,707
		115,224,952
Energy Equipment & Services — 1.7%
Archrock, Inc.	53,157	2,164,021
Helmerich & Payne, Inc.	82,133	2,689,034
Kodiak Gas Services, Inc.	67,730	5,088,555
Liberty Energy, Inc.	148,493	3,889,032
Noble Corp. plc	96,164	3,586,917
NOV, Inc.	80,609	1,495,297
Oceaneering International, Inc. *	130,411	5,284,254
Patterson-UTI Energy, Inc.	358,490	3,290,938
TechnipFMC plc (United Kingdom)	246,505	16,343,281
Tidewater, Inc. *	50	3,332
Valaris Ltd. *	13,155	955,053
Weatherford International plc	41,765	3,403,848
		48,193,562
Entertainment — 0.2%
Cinemark Holdings, Inc.	60,403	1,916,587
Madison Square Garden Sports Corp. *	10,982	4,413,007
		6,329,594
Financial Services — 2.0%
Corebridge Financial, Inc.	225,720	6,462,364
Enact Holdings, Inc.	41,645	1,903,593
Equitable Holdings, Inc.	113,693	4,988,849
Essent Group Ltd.	70,897	4,557,259
Euronet Worldwide, Inc. *	11,675	854,493
EVERTEC, Inc. (Puerto Rico)	89,202	2,478,032
HA Sustainable Infrastructure Capital, Inc. (a)	98,817	3,858,804
Jackson Financial, Inc., Class A	34,631	3,545,868
MGIC Investment Corp.	134,156	3,783,199
NCR Atleos Corp. *	57,235	2,484,571
NMI Holdings, Inc., Class A *	136,909	5,625,591
Radian Group, Inc.	141,720	5,338,592
Shift4 Payments, Inc., Class A * (a)	32,453	1,578,514
Voya Financial, Inc.	14,876	1,346,724
Walker & Dunlop, Inc.	45,429	2,484,966
WEX, Inc. * (a)	52,917	7,466,060
		58,757,479
Food Products — 0.5%
Darling Ingredients, Inc. *	87,290	4,767,780
Freshpet, Inc. *	19,450	1,149,884
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — continued
Lamb Weston Holdings, Inc. (a)	58,747	2,536,695
Marzetti Co. (The)	9,249	1,055,866
Post Holdings, Inc. *	49,919	4,405,851
Simply Good Foods Co. (The) *	50,426	669,657
		14,585,733
Gas Utilities — 0.6%
New Jersey Resources Corp. (a)	27,359	1,533,199
Southwest Gas Holdings, Inc.	86,360	7,658,405
Spire, Inc.	15,970	1,247,097
UGI Corp.	201,967	6,975,940
		17,414,641
Ground Transportation — 0.9%
ArcBest Corp.	30,825	4,424,620
Avis Budget Group, Inc. * (a)	8,117	1,199,936
Knight-Swift Transportation Holdings, Inc.	9,104	708,928
Lyft, Inc., Class A *	71,926	1,050,839
Ryder System, Inc.	22,641	5,972,017
Saia, Inc. *	5,663	2,385,029
XPO, Inc. *	53,888	11,062,668
		26,804,037
Health Care Equipment & Supplies — 1.7%
Glaukos Corp. *	46,540	6,504,430
Globus Medical, Inc., Class A *	97,026	7,666,024
Haemonetics Corp. *	67,376	5,053,200
Inspire Medical Systems, Inc. *	13,976	623,469
Integer Holdings Corp. *	19,052	1,780,409
Integra LifeSciences Holdings Corp. *	42,058	755,362
Lantheus Holdings, Inc. *	52,414	5,814,809
Merit Medical Systems, Inc. *	29,780	2,064,945
Omnicell, Inc. *	24,747	1,027,496
Penumbra, Inc. * (a)	21,764	6,871,983
QuidelOrtho Corp. *	80,494	1,409,853
Tandem Diabetes Care, Inc. *	202,149	3,050,429
Teleflex, Inc.	38,446	4,873,415
		47,495,824
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc. *	52,219	1,542,027
Addus HomeCare Corp. *	8,828	886,949
Chemed Corp.	9,948	4,633,182
CorVel Corp. *	22,429	1,402,261
Encompass Health Corp.	77,021	7,785,283
HealthEquity, Inc. *	21,319	1,925,532
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — continued
Hims & Hers Health, Inc. * (a)	96,423	3,342,985
NeoGenomics, Inc. *	378,806	5,526,780
Option Care Health, Inc. *	153,824	3,225,689
Progyny, Inc. *	90,435	2,607,241
Tenet Healthcare Corp. *	42,243	7,902,820
		40,780,749
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	114,906	5,992,348
CareTrust REIT, Inc.	142,650	5,755,927
Healthcare Realty Trust, Inc., Class A	180,494	3,640,564
LTC Properties, Inc.	19,480	749,006
Omega Healthcare Investors, Inc.	44,092	2,102,307
Sabra Health Care REIT, Inc.	128,118	2,499,582
		20,739,734
Health Care Technology — 0.4%
Doximity, Inc., Class A *	77,578	1,608,968
HealthStream, Inc.	239,604	6,529,209
Schrodinger, Inc. *	199,387	3,240,039
		11,378,216
Hotel & Resort REITs — 0.5%
DiamondRock Hospitality Co.	237,517	2,892,957
Ryman Hospitality Properties, Inc.	17,976	2,310,815
Sunstone Hotel Investors, Inc.	219,701	2,515,576
Xenia Hotels & Resorts, Inc.	308,403	6,279,085
		13,998,433
Hotels, Restaurants & Leisure — 2.7%
Aramark	131,682	7,492,706
BJ's Restaurants, Inc. *	11,791	716,126
Boyd Gaming Corp.	44,521	3,932,540
Brinker International, Inc. *	17,478	2,936,304
Caesars Entertainment, Inc. *	95,368	2,878,206
Cava Group, Inc. *	94,250	7,396,740
Cheesecake Factory, Inc. (The) (a)	21,974	1,747,812
Churchill Downs, Inc.	52,994	4,750,382
Dutch Bros, Inc., Class A *	35,696	2,563,330
Hilton Grand Vacations, Inc. *	103,824	5,437,263
Marriott Vacations Worldwide Corp.	24,141	2,459,485
Monarch Casino & Resort, Inc.	31,465	4,141,109
Penn Entertainment, Inc. *	117,274	2,504,973
Planet Fitness, Inc., Class A *	68,888	3,593,887
Red Rock Resorts, Inc., Class A	22,824	1,484,929
Rush Street Interactive, Inc. *	46,551	1,384,427
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Shake Shack, Inc., Class A *	64,024	3,586,624
Texas Roadhouse, Inc.	15,458	2,986,949
Travel + Leisure Co.	91,710	7,009,395
Vail Resorts, Inc. (a)	6,094	829,698
Wendy's Co. (The) (a)	92,640	767,986
Wingstop, Inc.	14,233	2,468,145
Wyndham Hotels & Resorts, Inc.	39,194	3,300,527
		76,369,543
Household Durables — 2.1%
Cavco Industries, Inc. * (a)	4,071	2,501,141
Century Communities, Inc.	28,036	2,009,060
Champion Homes, Inc. *	39,262	3,459,767
Green Brick Partners, Inc. *	45,894	3,673,356
KB Home	21,968	1,374,977
La-Z-Boy, Inc.	19,374	777,285
Leggett & Platt, Inc.	69,865	818,119
M/I Homes, Inc. *	26,254	4,221,381
Meritage Homes Corp.	33,754	2,830,273
Mohawk Industries, Inc. *	24,201	2,936,307
Newell Brands, Inc.	165,135	1,013,929
SharkNinja, Inc. * (a)	48,434	7,375,045
Somnigroup International, Inc.	86,071	6,747,966
Sonos, Inc. *	208,072	2,815,214
Taylor Morrison Home Corp. *	45,961	3,297,242
Toll Brothers, Inc.	65,148	10,733,133
TopBuild Corp. *	9,386	3,327,619
		59,911,814
Household Products — 0.1%
Central Garden & Pet Co., Class A *	69,404	2,690,793
Reynolds Consumer Products, Inc.	34,273	920,230
		3,611,023
Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc., Class C	129,377	4,422,106
Talen Energy Corp. *	23,187	8,909,837
		13,331,943
Industrial REITs — 0.6%
EastGroup Properties, Inc.	33,388	6,762,072
First Industrial Realty Trust, Inc.	131,833	8,082,681
LXP Industrial Trust	26,913	1,450,072
		16,294,825
Insurance — 2.8%
American Financial Group, Inc.	36,134	5,056,592
INVESTMENTS	SHARES	VALUE($)

Insurance — continued
AMERISAFE, Inc.	30,846	1,043,520
Assured Guaranty Ltd.	28,050	2,248,488
CNO Financial Group, Inc.	77,552	3,953,601
Employers Holdings, Inc.	67,453	3,405,027
Fidelity National Financial, Inc.	156,786	7,394,028
First American Financial Corp.	110,577	7,584,476
Genworth Financial, Inc., Class A *	204,513	1,936,738
Hanover Insurance Group, Inc. (The)	11,331	2,426,194
Horace Mann Educators Corp.	17,853	922,107
Kinsale Capital Group, Inc.	3,598	1,186,656
Mercury General Corp.	39,508	4,212,343
Palomar Holdings, Inc. *	14,350	1,813,697
Primerica, Inc.	6,631	1,884,530
Reinsurance Group of America, Inc.	42,093	8,951,077
RenaissanceRe Holdings Ltd. (Bermuda)	19,783	6,269,233
RLI Corp.	95,306	5,629,725
Safety Insurance Group, Inc.	56,426	4,224,050
Selective Insurance Group, Inc.	16,277	1,579,032
Unum Group	95,359	8,525,095
		80,246,209
Interactive Media & Services — 0.4%
Cargurus, Inc., Class A *	102,373	3,489,895
Pinterest, Inc., Class A *	179,131	3,767,125
Ziff Davis, Inc. * (a)	55,643	2,914,024
		10,171,044
IT Services — 1.9%
DigitalOcean Holdings, Inc. *	85,557	13,435,016
DXC Technology Co. *	105,373	932,551
Everforth, Inc. *	78,897	1,409,889
Grid Dynamics Holdings, Inc. *	196,540	1,116,347
Kyndryl Holdings, Inc. *	106,279	1,202,015
Okta, Inc. *	121,579	16,589,455
Twilio, Inc., Class A *	97,969	20,213,944
		54,899,217
Leisure Products — 0.4%
Brunswick Corp.	31,386	2,643,957
Callaway Golf Co. *	174,109	3,271,508
Mattel, Inc. *	101,100	1,403,268
Peloton Interactive, Inc., Class A *	131,640	777,992
YETI Holdings, Inc. *	49,041	2,430,472
		10,527,197
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 1.2%
Avantor, Inc. *	360,132	3,565,307
Azenta, Inc. *	43,289	1,104,735
Bio-Rad Laboratories, Inc., Class A *	7,482	2,196,790
Bruker Corp.	59,307	3,569,095
Fortrea Holdings, Inc. *	276,604	4,812,910
Illumina, Inc. *	53,090	9,334,815
Medpace Holdings, Inc. *	15,873	8,406,182
Repligen Corp. *	11,000	1,500,840
		34,490,674
Machinery — 5.0%
AGCO Corp.	30,887	3,697,174
Alamo Group, Inc.	14,771	2,429,682
Albany International Corp., Class A	35,606	2,652,647
Chart Industries, Inc. *	11,970	2,501,012
Crane Co.	26,815	5,981,622
Donaldson Co., Inc.	125,481	11,264,429
Enpro, Inc.	5,416	2,041,453
Esab Corp.	25,576	2,522,561
ESCO Technologies, Inc.	8,652	3,028,546
Federal Signal Corp.	29,625	3,806,516
Flowserve Corp.	78,415	5,815,256
Graco, Inc.	31,099	2,351,395
Greenbrier Cos., Inc. (The)	13,370	655,264
ITT, Inc.	45,738	9,045,147
Kennametal, Inc.	110,980	3,889,849
Lincoln Electric Holdings, Inc.	25,249	6,703,862
Lindsay Corp.	9,452	1,170,158
Mueller Industries, Inc.	66,195	8,137,351
Oshkosh Corp.	36,143	5,547,228
Proto Labs, Inc. *	70,160	5,718,741
RBC Bearings, Inc. *	22,732	14,640,772
SPX Technologies, Inc. *	24,935	6,113,314
Standex International Corp.	4,324	1,546,565
Tennant Co.	10,042	879,077
Terex Corp.	42,520	3,078,023
Timken Co. (The)	57,234	8,317,245
Toro Co. (The)	31,412	3,060,157
Trinity Industries, Inc.	38,341	1,325,832
Watts Water Technologies, Inc., Class A	34,795	13,620,503
Worthington Enterprises, Inc.	37,848	2,034,708
		143,576,089
INVESTMENTS	SHARES	VALUE($)

Marine Transportation — 0.4%
Kirby Corp. *	36,099	4,908,381
Matson, Inc.	31,730	6,099,458
		11,007,839
Media — 0.4%
John Wiley & Sons, Inc., Class A	43,131	2,092,285
New York Times Co. (The), Class A	98,535	6,895,479
Nexstar Media Group, Inc.	9,107	1,626,419
Scholastic Corp. (a)	42,419	1,951,274
		12,565,457
Metals & Mining — 1.6%
Alcoa Corp.	50,775	2,647,408
Alpha Metallurgical Resources, Inc. *	4,947	815,958
Century Aluminum Co. *	28,391	1,306,270
Cleveland-Cliffs, Inc. *	111,134	1,043,548
Commercial Metals Co.	74,077	4,648,332
Hecla Mining Co.	338,771	5,227,236
Materion Corp.	10,620	3,158,282
MP Materials Corp. * (a)	46,454	2,601,889
Reliance, Inc.	34,384	12,845,862
Royal Gold, Inc.	33,080	6,603,099
Warrior Met Coal, Inc.	50,554	4,102,963
		45,000,847
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	121,372	2,713,878
Apollo Commercial Real Estate Finance, Inc. (a)	472	5,041
Ellington Financial, Inc.	363,152	4,942,499
Franklin BSP Realty Trust, Inc.	88,646	721,578
PennyMac Mortgage Investment Trust (a)	145,628	1,642,684
Rithm Capital Corp. (a)	536,640	5,039,050
Starwood Property Trust, Inc.	116,229	1,903,831
		16,968,561
Multi-Utilities — 0.2%
Northwestern Energy Group, Inc.	28,113	2,013,453
Unitil Corp.	68,009	3,583,394
		5,596,847
Office REITs — 0.7%
COPT Defense Properties	172,367	6,272,435
Cousins Properties, Inc.	128,855	3,863,073
Highwoods Properties, Inc.	56,980	1,718,517
Kilroy Realty Corp.	53,564	2,007,043
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office REITs — continued
SL Green Realty Corp. (a)	33,787	1,749,153
Vornado Realty Trust	78,912	3,101,242
		18,711,463
Oil, Gas & Consumable Fuels — 2.7%
Antero Resources Corp. *	205,607	7,225,030
California Resources Corp.	42,049	2,223,131
Chord Energy Corp.	40,822	4,665,955
CNX Resources Corp. *	118,062	4,005,844
Core Natural Resources, Inc.	40,714	3,257,934
Dorian LPG Ltd.	16,773	583,365
DT Midstream, Inc.	69,779	10,239,370
HF Sinclair Corp.	108,909	7,585,512
Magnolia Oil & Gas Corp., Class A	161,253	4,124,852
Matador Resources Co.	39,724	1,977,461
Murphy Oil Corp.	38,808	1,263,588
Ovintiv, Inc.	160,025	8,425,316
PBF Energy, Inc., Class A	74,113	3,373,624
Peabody Energy Corp.	29,092	672,607
Permian Resources Corp., Class A	350,633	6,455,154
Range Resources Corp.	147,039	5,468,380
REX American Resources Corp. *	45,327	2,046,514
SM Energy Co.	78,417	2,046,684
Viper Energy, Inc.	51,063	2,165,071
World Kinect Corp.	36,858	1,214,102
		79,019,494
Paper & Forest Products — 0.0% ^
Louisiana-Pacific Corp.	16,421	1,291,676
Passenger Airlines — 0.2%
Alaska Air Group, Inc. *	22,065	1,151,793
Allegiant Travel Co. *	17,732	2,085,283
American Airlines Group, Inc. *	98,898	1,787,087
JetBlue Airways Corp. * (a)	233,354	1,337,119
		6,361,282
Personal Care Products — 0.2%
Coty, Inc., Class A *	358,503	774,366
Edgewell Personal Care Co.	58,593	1,573,808
elf Beauty, Inc. *	50,419	3,731,006
		6,079,180
Pharmaceuticals — 1.0%
Corcept Therapeutics, Inc. *	47,273	4,110,387
Elanco Animal Health, Inc. *	165,962	4,084,325
Jazz Pharmaceuticals plc *	50,070	12,065,368
INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — continued
Ligand Pharmaceuticals, Inc. *	15,916	5,030,888
Phibro Animal Health Corp., Class A	55,208	1,733,531
Prestige Consumer Healthcare, Inc. *	23,254	1,099,217
Supernus Pharmaceuticals, Inc. *	28,659	1,332,930
		29,456,646
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp., Class A	77,645	4,710,722
CACI International, Inc., Class A *	10,081	4,670,124
Concentrix Corp.	47,524	1,064,775
ExlService Holdings, Inc. *	97,389	2,518,480
FTI Consulting, Inc. *	25,117	3,742,684
Insperity, Inc.	15,554	642,536
KBR, Inc.	138,870	4,795,181
Korn Ferry	25,776	1,716,166
ManpowerGroup, Inc.	42,775	1,444,512
Maximus, Inc.	60,842	3,270,866
Paylocity Holding Corp. *	12,205	1,275,789
Science Applications International Corp.	21,915	2,419,635
TransUnion	54,389	3,923,622
Upwork, Inc. *	277,223	2,317,584
		38,512,676
Real Estate Management & Development — 0.4%
Cushman & Wakefield Ltd. *	49,830	667,224
Jones Lang LaSalle, Inc. *	31,068	9,629,527
St. Joe Co. (The)	17,399	1,089,699
		11,386,450
Residential REITs — 0.5%
American Homes 4 Rent, Class A	159,987	5,362,764
Centerspace	22,143	1,244,215
Equity LifeStyle Properties, Inc.	98,325	6,337,047
Independence Realty Trust, Inc.	115,064	1,920,418
		14,864,444
Retail REITs — 1.6%
Agree Realty Corp.	122,054	9,244,370
Brixmor Property Group, Inc.	210,693	6,643,150
Curbline Properties Corp.	145,649	4,427,730
Getty Realty Corp.	143,100	4,773,816
Kite Realty Group Trust	132,917	3,772,185
Macerich Co. (The)	188,907	4,758,567
NNN REIT, Inc.	152,651	7,102,851
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — continued
Phillips Edison & Co., Inc.	62,258	2,591,178
Saul Centers, Inc.	44,734	1,672,604
		44,986,451
Semiconductors & Semiconductor Equipment — 5.6%
ACM Research, Inc., Class A *	27,545	3,495,185
Alpha & Omega Semiconductor Ltd. *	42,270	2,000,639
Amkor Technology, Inc.	56,343	4,858,457
Cirrus Logic, Inc. *	21,343	3,170,076
Cohu, Inc. *	39,448	2,915,602
Diodes, Inc. *	59,781	6,542,433
Entegris, Inc.	39,613	7,124,794
FormFactor, Inc. *	42,280	6,761,840
Ichor Holdings Ltd. *	34,080	3,826,502
Impinj, Inc. *	30,252	4,332,994
Lattice Semiconductor Corp. *	68,385	10,460,170
MACOM Technology Solutions Holdings, Inc. *	37,426	14,235,728
MaxLinear, Inc. *	100,712	12,894,157
MKS, Inc.	45,747	20,348,266
Onto Innovation, Inc. *	16,619	6,289,460
PDF Solutions, Inc. *	29,275	2,072,377
Photronics, Inc. *	50,821	1,653,207
Qorvo, Inc. *	64,495	6,015,449
Rambus, Inc. *	50,204	6,664,079
Semtech Corp. *	40,409	6,540,197
Silicon Laboratories, Inc. *	4,780	1,044,717
SiTime Corp. *	9,980	7,440,689
SolarEdge Technologies, Inc. *	21,693	1,267,739
Synaptics, Inc. *	55,320	6,872,404
Ultra Clean Holdings, Inc. *	48,587	6,928,020
Universal Display Corp.	5,439	470,963
Veeco Instruments, Inc. * (a)	56,650	4,294,070
		160,520,214
Software — 3.2%
ACI Worldwide, Inc. *	32,911	1,655,094
Alarm.com Holdings, Inc. *	142,352	6,650,685
Appfolio, Inc., Class A * (a)	19,123	3,066,373
Bill Holdings, Inc. *	78,198	2,827,640
BlackLine, Inc. *	80,325	2,254,723
Box, Inc., Class A *	128,162	3,401,419
Cleanspark, Inc. * (a)	415,422	6,044,390
Commvault Systems, Inc. *	32,586	4,618,414
Docusign, Inc., Class A *	121,252	5,386,014
Dynatrace, Inc. *	152,128	6,679,940
INVESTMENTS	SHARES	VALUE($)

Software — continued
Guidewire Software, Inc. *	14,610	1,797,761
InterDigital, Inc. (a)	25,486	7,215,851
LiveRamp Holdings, Inc. *	130,633	4,917,026
Manhattan Associates, Inc. *	49,811	6,936,182
MARA Holdings, Inc. *	404,410	5,617,255
N-Able, Inc. *	508,052	1,864,551
Nutanix, Inc., Class A *	203,456	10,368,118
Pegasystems, Inc. (a)	79,961	2,396,431
Q2 Holdings, Inc. *	59,419	2,858,054
Qualys, Inc. *	32,019	4,402,292
RingCentral, Inc., Class A	31,062	1,210,797
Sprinklr, Inc., Class A *	233,869	1,206,764
		93,375,774
Specialized REITs — 1.0%
CubeSmart	211,998	8,431,161
Four Corners Property Trust, Inc.	205,982	5,056,858
Gaming and Leisure Properties, Inc.	116,147	5,172,026
Lamar Advertising Co., Class A	41,711	6,506,082
Millrose Properties, Inc., Class A	56,705	1,703,985
Rayonier, Inc.	136,987	2,915,083
		29,785,195
Specialty Retail — 2.9%
Abercrombie & Fitch Co., Class A *	22,650	2,038,727
Academy Sports & Outdoors, Inc.	16,790	791,313
Advance Auto Parts, Inc. (a)	21,825	1,357,952
American Eagle Outfitters, Inc.	121,897	2,096,628
Asbury Automotive Group, Inc. *	7,943	1,597,178
AutoNation, Inc. *	8,582	1,594,450
Bath & Body Works, Inc.	157,975	3,653,962
Buckle, Inc. (The)	16,596	700,351
Burlington Stores, Inc. *	33,921	10,746,173
CarMax, Inc. *	91,443	4,836,420
Chewy, Inc., Class A *	103,976	2,043,128
Dick's Sporting Goods, Inc.	26,694	6,054,466
Five Below, Inc. *	38,136	6,856,471
Floor & Decor Holdings, Inc., Class A *	31,886	1,892,753
GameStop Corp., Class A * (a)	195,229	4,310,656
Gap, Inc. (The)	127,511	2,381,906
Lithia Motors, Inc., Class A	12,442	3,614,277
MarineMax, Inc. *	61,216	2,241,730
Murphy USA, Inc.	8,764	4,722,657
Penske Automotive Group, Inc.	19,963	3,572,379
Sally Beauty Holdings, Inc. *	62,100	878,094
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Signet Jewelers Ltd.	54,821	4,725,570
Sonic Automotive, Inc., Class A	43,094	3,653,940
Urban Outfitters, Inc. *	17,214	1,219,784
Valvoline, Inc. *	26,843	1,061,372
Victoria's Secret & Co. *	58,778	4,906,787
		83,549,124
Technology Hardware, Storage & Peripherals — 0.4%
Everpure, Inc., Class A *	147,360	11,610,494
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd. *	184,091	3,418,570
Crocs, Inc. *	27,300	3,293,472
G-III Apparel Group Ltd.	62,950	2,122,044
Kontoor Brands, Inc.	24,945	2,078,916
PVH Corp.	37,393	2,776,804
VF Corp.	224,282	3,741,024
Wolverine World Wide, Inc.	44,524	735,982
		18,166,812
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	15,700	5,308,955
Boise Cascade Co.	33,916	2,632,899
Core & Main, Inc., Class A *	10,506	506,915
DXP Enterprises, Inc. *	46,272	7,807,937
GATX Corp.	23,866	4,228,817
MSC Industrial Direct Co., Inc., Class A	27,896	3,318,229
Rush Enterprises, Inc., Class A	23,811	1,737,846
Watsco, Inc. (a)	4,254	1,772,769
WESCO International, Inc.	24,716	8,537,648
		35,852,015
Water Utilities — 0.2%
American States Water Co.	46,938	3,878,487
California Water Service Group	28,324	1,377,962
Essential Utilities, Inc.	14,680	562,391
		5,818,840
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	135,710	420,701
Telephone and Data Systems, Inc.	50,088	1,853,757
		2,274,458
Total Common Stocks (Cost $2,148,428,513)		2,743,212,905
INVESTMENTS	NO. OF WARRANTS	VALUE($)
Warrants — 0.0% ^
Specialty Retail — 0.0% ^
GameStop Corp. expiring 10/30/2026, price 32.00 USD (United States) * (Cost $—)	17,102	47,714
	SHARES
Short-Term Investments — 6.5%
Investment Companies — 4.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $127,795,762)	127,792,472	127,792,472
Investment of Cash Collateral from Securities Loaned — 2.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $58,843,136)	58,843,136	58,843,136
Total Short-Term Investments (Cost $186,638,898)		186,635,608
Total Investments — 101.6% (Cost $2,335,067,411)		2,929,896,227
Liabilities in Excess of Other Assets — (1.6)%		(46,509,256)
NET ASSETS — 100.0%		2,883,386,971

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $58,388,578 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	41

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	220	09/18/2026	USD	33,495,000	786,194
S&P MidCap 400 E-Mini Index	254	09/18/2026	USD	98,684,080	1,635,449
					2,421,643

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	June 30, 2026

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 2.4%
GE Aerospace	6,122	2,287,975
General Dynamics Corp.	1,324	469,014
Howmet Aerospace, Inc.	8,904	2,393,929
RTX Corp.	19,737	3,744,701
Textron, Inc.	1,265	116,038
TransDigm Group, Inc.	917	1,221,481
		10,233,138
Air Freight & Logistics — 0.3%
FedEx Corp.	3,543	1,109,420
United Parcel Service, Inc., Class B	3,088	331,960
		1,441,380
Automobile Components — 0.0% ^
Aptiv plc *	2,529	155,230
Automobiles — 1.6%
Tesla, Inc. *	16,021	6,738,433
Banks — 3.3%
Bank of America Corp.	67,768	3,861,420
Citigroup, Inc.	20,173	2,823,413
Fifth Third Bancorp	35,178	1,982,984
Truist Financial Corp.	2,378	118,472
US Bancorp	34,982	2,112,913
Wells Fargo & Co.	39,756	3,285,436
		14,184,638
Beverages — 1.0%
Coca-Cola Co. (The)	6,142	499,160
Keurig Dr Pepper, Inc.	35,428	1,159,558
PepsiCo, Inc.	19,279	2,610,377
		4,269,095
Biotechnology — 1.9%
AbbVie, Inc.	17,719	4,458,809
BioMarin Pharmaceutical, Inc. *	2,525	144,480
Gilead Sciences, Inc.	2	253
Neurocrine Biosciences, Inc. *	2,523	425,214
Regeneron Pharmaceuticals, Inc.	1,976	1,232,115
Vertex Pharmaceuticals, Inc. *	3,292	1,635,235
		7,896,106
Broadline Retail — 3.9%
Amazon.com, Inc. *	70,288	16,752,442
Building Products — 0.9%
Allegion plc	1,526	214,388
INVESTMENTS	SHARES	VALUE($)

Building Products — continued
Masco Corp.	7,151	581,877
Trane Technologies plc	5,731	2,814,838
		3,611,103
Capital Markets — 1.9%
Ameriprise Financial, Inc.	85	38,995
Ares Management Corp., Class A	2	223
Blackstone, Inc.	5,014	589,997
Charles Schwab Corp. (The)	24,010	2,215,403
CME Group, Inc.	2,986	659,398
Goldman Sachs Group, Inc. (The)	811	820,221
Interactive Brokers Group, Inc., Class A	2,779	241,884
Intercontinental Exchange, Inc.	5,314	654,206
KKR & Co., Inc.	2,578	236,609
Morgan Stanley	11,218	2,345,011
Raymond James Financial, Inc.	1,044	158,719
State Street Corp.	1,253	212,509
		8,173,175
Chemicals — 1.1%
Air Products and Chemicals, Inc.	267	78,279
Albemarle Corp.	768	103,703
Corteva, Inc.	3,096	262,200
DuPont de Nemours, Inc.	839	113,802
Ecolab, Inc.	5,676	1,581,391
Linde plc	3,417	1,773,218
PPG Industries, Inc.	4,759	577,219
		4,489,812
Communications Equipment — 0.9%
Arista Networks, Inc. *	10,119	1,719,016
Ciena Corp. *	910	446,409
Cisco Systems, Inc.	12,854	1,509,831
Lumentum Holdings, Inc. *	338	290,024
		3,965,280
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	246	487,560
EMCOR Group, Inc.	268	222,408
Quanta Services, Inc.	1,014	730,120
		1,440,088
Construction Materials — 0.3%
CRH plc	2,277	243,639
Martin Marietta Materials, Inc.	953	549,595
Vulcan Materials Co.	1,856	547,539
		1,340,773
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	43

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — 0.8%
American Express Co.	5,334	1,804,225
Capital One Financial Corp.	7,282	1,460,915
		3,265,140
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc.	189	150,215
Costco Wholesale Corp.	2,084	1,949,520
Kroger Co. (The)	1,287	71,467
Walmart, Inc.	21,793	2,468,275
		4,639,477
Containers & Packaging — 0.0% ^
Ball Corp.	1,778	110,947
Distributors — 0.0% ^
Pool Corp.	891	191,476
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	102,630	2,124,441
Space Exploration Technologies Corp., Class A *	1,240	211,866
Verizon Communications, Inc.	24,040	1,017,854
		3,354,161
Electric Utilities — 1.5%
Entergy Corp.	12,702	1,458,952
NextEra Energy, Inc.	31,018	2,722,450
NRG Energy, Inc.	1,203	175,710
PG&E Corp.	18,271	307,318
Southern Co. (The)	17,212	1,647,361
		6,311,791
Electrical Equipment — 1.5%
Eaton Corp. plc	5,398	2,300,196
Emerson Electric Co.	4,735	677,815
GE Vernova, Inc.	1,520	1,785,787
Generac Holdings, Inc. *	162	47,435
Vertiv Holdings Co., Class A	4,281	1,433,365
		6,244,598
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	14,895	2,626,286
Coherent Corp. *	816	321,888
Corning, Inc.	5,621	1,435,772
Jabil, Inc.	856	329,971
TE Connectivity plc (Switzerland)	512	103,224
		4,817,141
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	18,721	1,039,016
INVESTMENTS	SHARES	VALUE($)

Entertainment — 0.9%
Netflix, Inc. *	21,648	1,545,667
Walt Disney Co. (The)	22,271	2,143,584
		3,689,251
Financial Services — 4.3%
Affirm Holdings, Inc., Class A *	7,471	609,260
Apollo Global Management, Inc.	6,574	777,770
Berkshire Hathaway, Inc., Class B *	10,683	5,345,666
Corpay, Inc. *	3,289	1,096,125
Fidelity National Information Services, Inc.	20,220	786,154
Fiserv, Inc. *	3,294	161,571
Mastercard, Inc., Class A	8,415	4,321,944
Toast, Inc., Class A *	11,383	316,675
Visa, Inc., Class A	13,913	4,773,411
		18,188,576
Food Products — 0.5%
Bunge Global SA	1,010	107,797
Mondelez International, Inc., Class A	31,375	1,814,730
		1,922,527
Ground Transportation — 0.5%
Fedex Freight Holding Co., Inc. *	1,764	266,364
Uber Technologies, Inc. *	4,645	335,183
Union Pacific Corp.	4,982	1,355,104
		1,956,651
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	4,707	427,113
Align Technology, Inc. *	507	85,511
Becton Dickinson & Co.	1,267	191,735
Boston Scientific Corp. *	17,931	765,295
Dexcom, Inc. *	2,967	199,827
Edwards Lifesciences Corp. *	13,666	1,236,226
Intuitive Surgical, Inc. *	1,778	707,075
Medtronic plc	16,408	1,283,598
ResMed, Inc.	253	49,305
Stryker Corp.	6,188	1,948,230
		6,893,915
Health Care Providers & Services — 1.6%
Cencora, Inc.	1,267	358,536
Cigna Group (The)	3,802	1,048,135
CVS Health Corp.	9,366	968,913
Elevance Health, Inc.	762	294,688
Humana, Inc.	777	308,640
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
McKesson Corp.	1,076	813,026
UnitedHealth Group, Inc.	7,599	3,158,372
		6,950,310
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	1,770	93,544
Ventas, Inc.	16,952	1,505,338
Welltower, Inc.	6,188	1,404,490
		3,003,372
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.	8,811	1,570,473
Carnival Corp. Ltd.	31,676	904,983
Chipotle Mexican Grill, Inc., Class A *	42,167	1,433,678
Domino's Pizza, Inc.	755	223,510
DoorDash, Inc., Class A *	5,561	1,026,171
Expedia Group, Inc.	2,325	594,921
Hilton Worldwide Holdings, Inc.	5,796	1,915,346
McDonald's Corp.	8,148	2,202,486
Royal Caribbean Cruises Ltd.	6	1,905
Yum! Brands, Inc.	8,303	1,327,318
		11,200,791
Household Durables — 0.1%
Lennar Corp., Class A	4,313	390,283
PulteGroup, Inc.	1,061	145,580
		535,863
Household Products — 0.5%
Church & Dwight Co., Inc.	6,279	608,309
Kimberly-Clark Corp.	7,258	796,711
Procter & Gamble Co. (The)	3,643	534,210
		1,939,230
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp.	928	147,209
Industrial Conglomerates — 0.6%
3M Co.	14,429	2,336,199
Industrial REITs — 0.1%
Prologis, Inc.	3,530	478,209
Insurance — 1.7%
Aon plc, Class A	5,906	1,958,961
Arch Capital Group Ltd. *	7,079	687,088
Arthur J Gallagher & Co.	6,323	1,451,571
Chubb Ltd.	2,785	948,961
MetLife, Inc.	6,089	515,190
INVESTMENTS	SHARES	VALUE($)

Insurance — continued
Principal Financial Group, Inc.	1,260	135,803
Progressive Corp. (The)	6,323	1,381,259
		7,078,833
Interactive Media & Services — 7.9%
Alphabet, Inc., Class A	38,804	13,867,385
Alphabet, Inc., Class C	30,338	10,719,326
Meta Platforms, Inc., Class A	15,515	8,739,444
		33,326,155
IT Services — 0.6%
Accenture plc, Class A	6,623	824,166
Cognizant Technology Solutions Corp., Class A	9,816	380,174
GoDaddy, Inc., Class A *	1,261	107,034
International Business Machines Corp.	3,270	919,557
VeriSign, Inc.	408	102,636
		2,333,567
Life Sciences Tools & Services — 0.5%
Danaher Corp.	4,060	773,349
IQVIA Holdings, Inc. *	1,234	238,433
Thermo Fisher Scientific, Inc.	1,139	571,049
Waters Corp. *	1,268	475,551
		2,058,382
Machinery — 1.6%
Caterpillar, Inc.	1,537	1,636,751
Cummins, Inc.	1,032	736,033
Deere & Co.	3,293	2,088,849
Dover Corp.	4,303	965,077
Ingersoll Rand, Inc.	7,589	622,222
Otis Worldwide Corp.	2,588	185,301
PACCAR, Inc.	2,285	274,474
Westinghouse Air Brake Technologies Corp.	505	136,148
		6,644,855
Media — 0.1%
EchoStar Corp., Class A *	1,013	102,820
Omnicom Group, Inc.	3,550	258,546
		361,366
Metals & Mining — 0.4%
Newmont Corp.	7,132	666,129
Nucor Corp.	2,291	510,320
Steel Dynamics, Inc.	1,637	375,626
		1,552,075
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	45

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — 0.6%
CMS Energy Corp.	5,064	387,396
Dominion Energy, Inc.	9,371	639,946
Sempra	17,202	1,594,797
		2,622,139
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc.	254	60,709
Chevron Corp.	3,040	503,910
ConocoPhillips	15,689	1,631,028
Devon Energy Corp.	7,033	290,604
Diamondback Energy, Inc.	4,818	846,908
EOG Resources, Inc.	15,485	2,008,869
EQT Corp.	6,321	336,088
Exxon Mobil Corp.	36,236	4,954,186
Marathon Petroleum Corp.	760	194,309
Targa Resources Corp.	1,325	355,285
		11,181,896
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	5,763	539,763
United Airlines Holdings, Inc. *	3,844	522,745
		1,062,508
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	32,438	1,869,078
Eli Lilly & Co.	4,652	5,579,748
Johnson & Johnson	20,167	5,121,813
Merck & Co., Inc.	6,328	813,148
Zoetis, Inc.	2,791	200,561
		13,584,348
Professional Services — 0.2%
Leidos Holdings, Inc.	6,581	677,646
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	2,025	272,747
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	6,344	408,871
Invitation Homes, Inc.	3,293	99,481
UDR, Inc.	2,030	81,038
		589,390
Semiconductors & Semiconductor Equipment — 19.0%
Advanced Micro Devices, Inc. *	10,668	6,197,148
Analog Devices, Inc.	5,441	2,161,002
Applied Materials, Inc.	3,139	2,269,497
Broadcom, Inc.	32,277	12,192,637
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Intel Corp. *	24,950	3,483,768
KLA Corp.	850	256,454
Lam Research Corp.	13,283	5,755,922
Marvell Technology, Inc.	1,625	484,071
Microchip Technology, Inc.	6	547
Micron Technology, Inc.	8,357	9,646,402
NVIDIA Corp.	166,731	33,361,206
NXP Semiconductors NV (Netherlands)	6,331	1,779,201
QUALCOMM, Inc.	1,720	317,839
Texas Instruments, Inc.	8,763	2,611,987
		80,517,681
Software — 7.5%
Adobe, Inc. *	802	164,426
AppLovin Corp., Class A *	1,482	763,571
Autodesk, Inc. *	2,590	503,548
Cadence Design Systems, Inc. *	2,742	1,029,127
Crowdstrike Holdings, Inc., Class A *	1,546	1,179,814
Fortinet, Inc. *	5,760	884,851
Intuit, Inc.	3,578	933,858
Microsoft Corp.	53,065	19,794,306
Oracle Corp.	14,565	2,134,501
Palantir Technologies, Inc., Class A *	12,631	1,473,659
Palo Alto Networks, Inc. *	3,441	1,173,450
Roper Technologies, Inc.	502	169,872
Salesforce, Inc.	2,757	431,912
ServiceNow, Inc. *	12,024	1,193,743
		31,830,638
Specialized REITs — 0.7%
American Tower Corp.	5,318	869,866
Equinix, Inc.	1,636	1,705,350
Extra Space Storage, Inc.	1,267	184,095
SBA Communications Corp.	2,007	354,155
		3,113,466
Specialty Retail — 1.7%
AutoZone, Inc. *	383	1,224,045
Best Buy Co., Inc.	3,476	263,759
Burlington Stores, Inc. *	2,638	835,718
Home Depot, Inc. (The)	1,522	536,779
Lowe's Cos., Inc.	10,959	2,416,350
O'Reilly Automotive, Inc. *	2,526	232,619
Ross Stores, Inc.	7,388	1,572,536
Tractor Supply Co.	10,375	327,954
		7,409,760
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	96,621	27,958,252
Dell Technologies, Inc., Class C	598	258,013
Hewlett Packard Enterprise Co.	8,283	373,646
Sandisk Corp. *	664	1,509,757
Seagate Technology Holdings plc	2,808	2,709,720
Western Digital Corp.	3,919	2,503,144
		35,312,532
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	254	101,958
Tapestry, Inc.	1,272	186,196
		288,154
Tobacco — 0.9%
Altria Group, Inc.	11,023	793,105
Philip Morris International, Inc.	15,692	2,838,840
		3,631,945
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	811	918,774
Water Utilities — 0.0% ^
American Water Works Co., Inc.	992	130,527
Total Common Stocks (Cost $414,469,022)		420,405,927
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
Hologic, Inc., CVR ‡ * (Cost $1)	147	1
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $3,496,572)	3,496,206	3,496,207
Total Investments — 99.9% (Cost $417,965,595)		423,902,135
Other Assets in Excess of Liabilities — 0.1%		500,155
NET ASSETS — 100.0%		424,402,290

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
Futures contracts outstanding as of June 30, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	10	09/18/2026	USD	3,773,500	23,951

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	47

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Automobiles — 4.2%
Rivian Automotive, Inc., Class A * (a)	2,944,872	51,093,529
Tesla, Inc. *	339,592	142,832,395
		193,925,924
Banks — 0.8%
NU Holdings Ltd., Class A (Brazil) *	2,617,543	34,970,375
Broadline Retail — 0.6%
Amazon.com, Inc. *	116,777	27,832,630
Capital Markets — 2.0%
Robinhood Markets, Inc., Class A *	909,071	91,161,640
Communications Equipment — 3.6%
Ciena Corp. *	201,434	98,815,463
Lumentum Holdings, Inc. *	79,899	68,558,136
		167,373,599
Consumer Finance — 0.7%
Figure Technology Solutions, Inc., Class A * (a)	1,021,764	31,378,372
Diversified Telecommunication Services — 0.6%
Space Exploration Technologies Corp., Class A * (a)	151,814	25,938,940
Electrical Equipment — 4.0%
Bloom Energy Corp., Class A *	263,168	79,660,953
Rockwell Automation, Inc.	80,847	40,025,733
Vicor Corp. *	173,228	65,788,530
		185,475,216
Electronic Equipment, Instruments & Components — 3.9%
Corning, Inc.	462,212	118,062,811
Fabrinet (Thailand) *	56,237	31,609,693
TTM Technologies, Inc. *	176,011	32,917,577
		182,590,081
Entertainment — 3.5%
Take-Two Interactive Software, Inc. *	646,229	161,544,325
Financial Services — 0.6%
Block, Inc. *	392,801	29,852,876
Insurance — 0.9%
Lemonade, Inc. *	644,966	41,955,038
Interactive Media & Services — 5.5%
Alphabet, Inc., Class C	518,620	183,244,005
Meta Platforms, Inc., Class A	128,038	72,122,525
		255,366,530
INVESTMENTS	SHARES	VALUE($)

IT Services — 8.8%
Cloudflare, Inc., Class A *	389,076	95,432,561
DigitalOcean Holdings, Inc. *	492,865	77,394,591
Shopify, Inc., Class A (Canada) *	434,370	49,596,367
Snowflake, Inc., Class A *	381,336	97,050,012
Twilio, Inc., Class A *	427,419	88,189,362
		407,662,893
Life Sciences Tools & Services — 0.8%
Tempus AI, Inc., Class A * (a)	673,360	39,007,745
Machinery — 0.4%
Symbotic, Inc. *	380,065	17,083,922
Media — 0.4%
EchoStar Corp., Class A * (a)	169,933	17,248,200
Semiconductors & Semiconductor Equipment — 40.8%
Advanced Micro Devices, Inc. *	293,064	170,243,808
Allegro MicroSystems, Inc. (Japan) *	601,307	41,862,993
Amkor Technology, Inc.	716,942	61,821,909
Analog Devices, Inc.	118,309	46,988,786
Applied Materials, Inc.	47,867	34,607,841
ASML Holding NV (Registered), NYRS (Netherlands)	74,429	148,072,030
Broadcom, Inc.	417,376	157,663,784
Cerebras Systems, Inc., Class A * (a)	32,851	7,260,071
Enphase Energy, Inc. *	214,943	10,583,793
Entegris, Inc.	350,085	62,966,288
GLOBALFOUNDRIES, Inc.	884,165	72,864,038
Intel Corp. *	1,729,286	241,460,204
Lam Research Corp.	542,723	235,178,158
MACOM Technology Solutions Holdings, Inc. *	147,190	55,986,660
MaxLinear, Inc. *	215,396	27,577,150
Micron Technology, Inc.	106,264	122,659,473
NVIDIA Corp.	755,158	151,099,564
ON Semiconductor Corp. *	799,765	75,609,783
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	183,006	87,398,175
Texas Instruments, Inc.	225,620	67,250,553
Wolfspeed, Inc. * (a)	241,566	11,655,560
		1,890,810,621
Software — 13.1%
AppLovin Corp., Class A *	98,925	50,969,128
Cadence Design Systems, Inc. *	116,761	43,822,738
Circle Internet Group, Inc. *	192,426	12,051,640
Crowdstrike Holdings, Inc., Class A *	157,407	120,123,578
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Microsoft Corp.	115,127	42,944,674
Oracle Corp.	402,628	59,005,133
Palantir Technologies, Inc., Class A *	129,878	15,152,866
Palo Alto Networks, Inc. *	492,034	167,793,435
Salesforce, Inc.	212,933	33,358,084
Zoom Communications, Inc., Class A *	736,290	63,549,190
		608,770,466
Specialty Retail — 0.7%
Warby Parker, Inc., Class A * (a)	1,098,022	33,313,988
Technology Hardware, Storage & Peripherals — 3.2%
Sandisk Corp. *	66,311	150,773,310
Total Common Stocks (Cost $3,212,289,945)		4,594,036,691
Short-Term Investments — 2.7%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $24,015,971)	24,015,971	24,015,971
Investment of Cash Collateral from Securities Loaned — 2.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $101,912,611)	101,912,611	101,912,611
Total Short-Term Investments (Cost $125,928,582)		125,928,582
Total Investments — 101.8% (Cost $3,338,218,527)		4,719,965,273
Liabilities in Excess of Other Assets — (1.8)%		(82,197,094)
NET ASSETS — 100.0%		4,637,768,179

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $105,259,577 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	49

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026

	JPMorgan Active Growth ETF	JPMorgan Active Small Cap Value ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
ASSETS:
Investments in non-affiliates, at value	$9,776,400,654	$26,656,523	$6,642,957,822	$44,373,487,067
Investments in affiliates, at value	204,492,427	309,546	49,354,093	312,179,246
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	101,323,210	—	39,284,314	65,452,349
Cash	—	—	9,290	14
Receivables:
Due from custodian	—	—	—	412,997,986
Investment securities sold	11,977,085	—	—	719,709,166
Fund shares sold	—	—	589,300	9,332,178
Interest from non-affiliates	—	—	—	142,482,871
Dividends from non-affiliates	2,536,974	28,313	7,473,518	39,256,990
Dividends from affiliates	373,135	1,630	230,086	455,604
Securities lending income (See Note 2.C.)	22,630	105	12,735	4,719
Other assets	—	—	5,380	—
Total Assets	10,097,126,115	26,996,117	6,739,916,538	46,075,358,190
LIABILITIES:
Payables:
Investment securities purchased	—	97,409	487,440	1,195,783,976
Collateral received on securities loaned (See Note 2.C.)	101,323,210	—	39,284,314	65,452,349
Fund shares redeemed	—	—	—	686,248
Accrued liabilities:
Management fees (See Note 3.A.)	3,459,916	15,701	2,340,000	12,349,056
Total Liabilities	104,783,126	113,110	42,111,754	1,274,271,629
Net Assets	$9,992,342,989	$26,883,007	$6,697,804,784	$44,801,086,561
NET ASSETS:
Paid-in-Capital	$8,808,664,862	$21,658,459	$6,533,399,953	$46,948,229,808
Total distributable earnings (loss)	1,183,678,127	5,224,548	164,404,831	(2,147,143,247)
Total Net Assets	$9,992,342,989	$26,883,007	$6,697,804,784	$44,801,086,561
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	101,325,000	390,000	84,300,000	792,850,000
Net asset value, per share	$98.62	$68.93	$79.45	$56.51
Cost of investments in non-affiliates	$7,726,249,631	$21,425,332	$5,978,470,352	$37,349,443,611
Cost of investments in affiliates	204,502,256	309,567	49,357,032	312,179,246
Investment securities on loan, at value (See Note 2.C.)	101,943,192	—	38,223,592	62,480,021
Cost of investment of cash collateral (See Note 2.C.)	101,323,210	—	39,284,314	65,452,349
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	June 30, 2026

	JPMorgan Fundamental Data Science Large Core ETF	JPMorgan Fundamental Data Science Mid Core ETF	JPMorgan Fundamental Data Science Small Core ETF	JPMorgan Nasdaq Equity Premium Income ETF
ASSETS:
Investments in non-affiliates, at value	$15,923,413	$7,837,048	$8,849,871	$40,235,053,067
Investments in affiliates, at value	64,785	280,654	314,672	361,151,196
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	37,628	154,380	251,873,617
Deposits at broker for futures contracts	—	27,000	33,000	—
Receivables:
Due from custodian	—	—	7,512	—
Investment securities sold	—	—	—	800,994,858
Fund shares sold	—	—	—	28,862,391
Interest from non-affiliates	—	—	—	258,041,257
Dividends from non-affiliates	7,034	8,506	6,121	5,069,140
Dividends from affiliates	295	1,010	1,247	863,436
Securities lending income (See Note 2.C.)	—	4	56	17,625
Variation margin on futures contracts	—	2,546	1,657	—
Total Assets	15,995,527	8,194,396	9,368,516	41,941,926,587
LIABILITIES:
Payables:
Due to custodian	3,219	—	—	—
Investment securities purchased	—	—	—	859,961,887
Collateral received on securities loaned (See Note 2.C.)	—	37,628	154,380	251,873,617
Accrued liabilities:
Management fees (See Note 3.A.)	3,950	2,316	2,979	11,026,854
Total Liabilities	7,169	39,944	157,359	1,122,862,358
Net Assets	$15,988,358	$8,154,452	$9,211,157	$40,819,064,229
NET ASSETS:
Paid-in-Capital	$12,996,707	$7,464,367	$7,784,037	$38,844,325,387
Total distributable earnings (loss)	2,991,651	690,085	1,427,120	1,974,738,842
Total Net Assets	$15,988,358	$8,154,452	$9,211,157	$40,819,064,229
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	225,000	120,000	120,000	663,900,000
Net asset value, per share	$71.06	$67.95	$76.76	$61.48
Cost of investments in non-affiliates	$12,794,124	$7,006,873	$7,263,636	$28,596,561,285
Cost of investments in affiliates	64,792	280,716	314,672	361,151,196
Investment securities on loan, at value (See Note 2.C.)	—	37,386	153,224	258,454,824
Cost of investment of cash collateral (See Note 2.C.)	—	37,628	154,380	251,873,617
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	51

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)

	JPMorgan Small & Mid Cap Enhanced Equity ETF	JPMorgan U.S. Research Enhanced Large Cap ETF	JPMorgan U.S. Tech Leaders ETF
ASSETS:
Investments in non-affiliates, at value	$2,743,260,619	$420,405,928	$4,594,036,691
Investments in affiliates, at value	127,792,472	3,496,207	24,015,971
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	58,843,136	—	101,912,611
Cash	—	—	8,929
Deposits at broker for futures contracts	8,548,000	285,000	—
Receivables:
Investment securities sold	1,846,400	—	21,265,530
Fund shares sold	400,509	—	61,240
Dividends from non-affiliates	1,802,214	218,812	472,388
Dividends from affiliates	328,303	11,342	144,701
Tax reclaims	3,694	—	—
Securities lending income (See Note 2.C.)	6,904	6	35,331
Variation margin on futures contracts	940,734	23,375	—
Total Assets	2,943,772,985	424,440,670	4,741,953,392
LIABILITIES:
Payables:
Investment securities purchased	133,273	—	—
Collateral received on securities loaned (See Note 2.C.)	58,843,136	—	101,912,611
Fund shares redeemed	729,465	—	—
Accrued liabilities:
Investment advisory fees	313,804	—	—
Administration fees	171,795	—	—
Printing and mailing costs	23,347	—	—
Management fees (See Note 3.A.)	—	38,380	2,272,602
Custodian and accounting fees	20,164	—	—
Other	151,030	—	—
Total Liabilities	60,386,014	38,380	104,185,213
Net Assets	$2,883,386,971	$424,402,290	$4,637,768,179
NET ASSETS:
Paid-in-Capital	$2,293,533,651	$418,787,535	$3,675,199,330
Total distributable earnings (loss)	589,853,320	5,614,755	962,568,849
Total Net Assets	$2,883,386,971	$424,402,290	$4,637,768,179
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	36,923,634	6,325,000	41,600,000
Net asset value, per share	$78.09	$67.10	$111.48
Cost of investments in non-affiliates	$2,148,428,513	$414,469,023	$3,212,289,945
Cost of investments in affiliates	127,795,762	3,496,572	24,015,971
Investment securities on loan, at value (See Note 2.C.)	58,388,578	—	105,259,577
Cost of investment of cash collateral (See Note 2.C.)	58,843,136	—	101,912,611
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	June 30, 2026

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026

	JPMorgan Active Growth ETF	JPMorgan Active Small Cap Value ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1,016	$1,016	$1,628	$2,978,467,159
Interest income from affiliates	2	—	198	245,290
Dividend income from non-affiliates	46,927,637	481,088	94,251,653	584,015,377
Dividend income from affiliates	6,391,423	18,746	2,649,686	15,772,173
Income from securities lending (net) (See Note 2.C.)	91,376	470	64,274	9,576
Total investment income	53,411,454	501,320	96,967,439	3,578,509,575
EXPENSES:
Management fees (See Note 3.A.)	36,036,489	180,138	22,709,381	148,347,963
Interest expense to affiliates	383	—	9,083	14,361
Total expenses	36,036,872	180,138	22,718,464	148,362,324
Net investment income (loss)	17,374,582	321,182	74,248,975	3,430,147,251
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(554,688,115)	(27,698)	(329,146,994)	(2,657,606,984)
Investments in affiliates	(95,592)	(118)	(34,770)	(160,263)
In-kind redemptions of investments in non-affiliates (See Note 4)	557,530,600	611,149	948,808,259	906,638,019
Net realized gain (loss)	2,746,893	583,333	619,626,495	(1,751,129,228)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,125,012,210	4,431,753	395,522,715	1,399,923,569
Investments in affiliates	(9,829)	(21)	(2,939)	—
Change in net unrealized appreciation/depreciation	1,125,002,381	4,431,732	395,519,776	1,399,923,569
Net realized/unrealized gains (losses)	1,127,749,274	5,015,065	1,015,146,271	(351,205,659)
Change in net assets resulting from operations	$1,145,123,856	$5,336,247	$1,089,395,246	$3,078,941,592
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	53

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)

	JPMorgan Fundamental Data Science Large Core ETF	JPMorgan Fundamental Data Science Mid Core ETF	JPMorgan Fundamental Data Science Small Core ETF	JPMorgan Nasdaq Equity Premium Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1,325	$1,883	$2,267	$3,609,012,024
Interest income from affiliates	—	—	1	260,109
Dividend income from non-affiliates	175,008	91,337	85,985	178,935,474
Dividend income from affiliates	4,006	11,772	12,379	17,019,529
Income from securities lending (net) (See Note 2.C.)	9	41	541	40,655
Total investment income	180,348	105,033	101,173	3,805,267,791
EXPENSES:
Management fees (See Note 3.A.)	43,906	24,957	29,728	115,371,917
Interest expense to non-affiliates	—	1	1	—
Interest expense to affiliates	—	—	—	56,513
Total expenses	43,906	24,958	29,729	115,428,430
Net investment income (loss)	136,442	80,075	71,444	3,689,839,361
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(111,425)	(92,930)	(88,896)	(5,544,074,276)
Investments in affiliates	(38)	(66)	(93)	(93,920)
In-kind redemptions of investments in non-affiliates (See Note 4)	1,572,791	924,661	1,319,663	2,371,371,336
Futures contracts	6,654	59,606	97,204	—
Net realized gain (loss)	1,467,982	891,271	1,327,878	(3,172,796,860)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,199,457	530,745	1,445,732	7,175,545,899
Investments in affiliates	(7)	(62)	—	—
Futures contracts	(2,190)	(2,545)	(461)	—
Change in net unrealized appreciation/depreciation	1,197,260	528,138	1,445,271	7,175,545,899
Net realized/unrealized gains (losses)	2,665,242	1,419,409	2,773,149	4,002,749,039
Change in net assets resulting from operations	$2,801,684	$1,499,484	$2,844,593	$7,692,588,400
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	June 30, 2026

	JPMorgan Small & Mid Cap Enhanced Equity ETF	JPMorgan U.S. Research Enhanced Large Cap ETF	JPMorgan U.S. Tech Leaders ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$165,122	$2,527	$1,017
Interest income from affiliates	116	199	105
Dividend income from non-affiliates	28,245,232	918,545	7,236,941
Dividend income from affiliates	2,296,262	21,756	1,610,338
Income from securities lending (net) (See Note 2.C.)	102,508	8	476,316
Total investment income	30,809,240	943,035	9,324,717
EXPENSES:
Management fees (See Note 3.A.)	—	134,391	20,117,333
Investment advisory fees	5,604,403	—	—
Administration fees	1,681,329	—	—
Custodian and accounting fees	79,313	—	—
Interest expense to non-affiliates	10,932	35	—
Interest expense to affiliates	1,045	—	1,115
Professional fees	51,114	—	—
Trustees’ and Chief Compliance Officer’s fees	28,788	—	—
Printing and mailing costs	176,247	—	—
Registration and filing fees	14,439	—	—
Other	12,691	168	—
Total expenses	7,660,301	134,594	20,118,448
Less fees waived	(66,888)	(26,547)	—
Less expense reimbursements	(2,268,037)	—	—
Net expenses	5,325,376	108,047	20,118,448
Net investment income (loss)	25,483,864	834,988	(10,793,731)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	8,985,651	(564,341)	(297,642,358)
Investments in affiliates	(21,183)	(224)	(21,909)
In-kind redemptions of investments in non-affiliates (See Note 4)	230,457,436	4,981,599	331,437,702
Futures contracts	16,544,550	11,574	—
Net realized gain (loss)	255,966,454	4,428,608	33,773,435
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	392,869,914	3,445,243	984,792,995
Investments in affiliates	(3,290)	(365)	—
Futures contracts	717,350	16,285	—
Change in net unrealized appreciation/depreciation	393,583,974	3,461,163	984,792,995
Net realized/unrealized gains (losses)	649,550,428	7,889,771	1,018,566,430
Change in net assets resulting from operations	$675,034,292	$8,724,759	$1,007,772,699
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active Growth ETF		JPMorgan Active Small Cap Value ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$17,374,582	$11,847,042	$321,182	$270,947
Net realized gain (loss)	2,746,893	128,636,370	583,333	(40,123)
Change in net unrealized appreciation/depreciation	1,125,002,381	512,498,816	4,431,732	197,060
Change in net assets resulting from operations	1,145,123,856	652,982,228	5,336,247	427,884
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(13,236,846)	(4,426,088)	(333,031)	(230,259)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,474,432,042	3,648,605,986	(1,772,542)	10,293,648
NET ASSETS:
Change in net assets	3,606,319,052	4,297,162,126	3,230,674	10,491,273
Beginning of period	6,386,023,937	2,088,861,811	23,652,333	13,161,060
End of period	$9,992,342,989	$6,386,023,937	$26,883,007	$23,652,333
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,107,234,114	$4,841,821,292	$900,538	$10,589,899
Cost of shares redeemed	(1,632,802,072)	(1,193,215,306)	(2,673,080)	(296,251)
Total change in net assets resulting from capital transactions	$2,474,432,042	$3,648,605,986	$(1,772,542)	$10,293,648
SHARE TRANSACTIONS:
Issued	44,950,000	61,475,000	15,000	185,000
Redeemed	(17,775,000)	(15,100,000)	(45,000)	(5,000)
Net increase (decrease) in shares from share transactions	27,175,000	46,375,000	(30,000)	180,000
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	June 30, 2026

	JPMorgan Active Value ETF		JPMorgan Equity Premium Income ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$74,248,975	$41,442,731	$3,430,147,251	$3,125,621,900
Net realized gain (loss)	619,626,495	(12,260,190)	(1,751,129,228)	(1,139,569,105)
Change in net unrealized appreciation/depreciation	395,519,776	180,151,470	1,399,923,569	930,727,894
Change in net assets resulting from operations	1,089,395,246	209,334,011	3,078,941,592	2,916,780,689
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(70,931,354)	(38,123,372)	(3,407,826,094)	(3,027,394,985)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,000,582,934	2,241,634,909	4,136,412,530	7,348,590,046
NET ASSETS:
Change in net assets	3,019,046,826	2,412,845,548	3,807,528,028	7,237,975,750
Beginning of period	3,678,757,958	1,265,912,410	40,993,558,533	33,755,582,783
End of period	$6,697,804,784	$3,678,757,958	$44,801,086,561	$40,993,558,533
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,813,091,960	$3,028,591,219	$7,649,967,921	$9,516,871,009
Cost of shares redeemed	(2,812,509,026)	(786,956,310)	(3,513,555,391)	(2,168,280,963)
Total change in net assets resulting from capital transactions	$2,000,582,934	$2,241,634,909	$4,136,412,530	$7,348,590,046
SHARE TRANSACTIONS:
Issued	65,725,000	46,975,000	133,425,000	164,950,000
Redeemed	(37,550,000)	(12,225,000)	(62,100,000)	(38,675,000)
Net increase in shares from share transactions	28,175,000	34,750,000	71,325,000	126,275,000
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Fundamental Data Science Large Core ETF		JPMorgan Fundamental Data Science Mid Core ETF
	Year Ended June 30, 2026	Period Ended June 30, 2025 (a)	Year Ended June 30, 2026	Period Ended June 30, 2025 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$136,442	$125,533	$80,075	$79,933
Net realized gain (loss)	1,467,982	119,894	891,271	374,375
Change in net unrealized appreciation/depreciation	1,197,260	1,932,022	528,138	306,623
Change in net assets resulting from operations	2,801,684	2,177,449	1,499,484	760,931
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(142,947)	(114,917)	(84,371)	(73,579)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(4,128)	11,271,217	13,691	6,038,296
NET ASSETS:
Change in net assets	2,654,609	13,333,749	1,428,804	6,725,648
Beginning of period	13,333,749	—	6,725,648	—
End of period	$15,988,358	$13,333,749	$8,154,452	$6,725,648
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,974,422	$12,676,509	$2,511,915	$12,153,691
Cost of shares redeemed	(4,978,550)	(1,405,292)	(2,498,224)	(6,115,395)
Total change in net assets resulting from capital transactions	$(4,128)	$11,271,217	$13,691	$6,038,296
SHARE TRANSACTIONS:
Issued	75,000	250,000	40,000	240,000
Redeemed	(75,000)	(25,000)	(40,000)	(120,000)
Net increase in shares from share transactions	—	225,000	—	120,000

(a)
Commencement of operations was August 7, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	June 30, 2026

	JPMorgan Fundamental Data Science Small Core ETF		JPMorgan Nasdaq Equity Premium Income ETF
	Year Ended June 30, 2026	Period Ended June 30, 2025 (a)	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$71,444	$55,801	$3,689,839,361	$2,429,445,645
Net realized gain (loss)	1,327,878	256,365	(3,172,796,860)	(2,355,493,342)
Change in net unrealized appreciation/depreciation	1,445,271	149,565	7,175,545,899	1,940,514,246
Change in net assets resulting from operations	2,844,593	461,731	7,692,588,400	2,014,466,549
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(82,785)	(50,574)	(3,510,679,784)	(2,289,840,737)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,590)	6,039,782	8,585,308,456	13,082,585,313
NET ASSETS:
Change in net assets	2,760,218	6,450,939	12,767,217,072	12,807,211,125
Beginning of period	6,450,939	—	28,051,847,157	15,244,636,032
End of period	$9,211,157	$6,450,939	$40,819,064,229	$28,051,847,157
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,751,143	$8,753,823	$13,794,640,068	$15,205,843,149
Cost of shares redeemed	(2,752,733)	(2,714,041)	(5,209,331,612)	(2,123,257,836)
Total change in net assets resulting from capital transactions	$(1,590)	$6,039,782	$8,585,308,456	$13,082,585,313
SHARE TRANSACTIONS:
Issued	40,000	170,000	237,700,000	279,975,000
Redeemed	(40,000)	(50,000)	(89,625,000)	(38,975,000)
Net increase in shares from share transactions	—	120,000	148,075,000	241,000,000

(a)
Commencement of operations was August 7, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Small & Mid Cap Enhanced Equity ETF		JPMorgan U.S. Research Enhanced Large Cap ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Period Ended June 30, 2025 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$25,483,864	$19,989,861	$834,988	$60,301
Net realized gain (loss)	255,966,454	69,081,627	4,428,608	80,662
Change in net unrealized appreciation/depreciation	393,583,974	(39,734,973)	3,461,163	2,499,328
Change in net assets resulting from operations	675,034,292	49,336,515	8,724,759	2,640,291
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(23,554,685)	(15,116,192)	(657,392)	(44,740)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	392,406,934	677,440,475	393,874,917	19,864,455
NET ASSETS:
Change in net assets	1,043,886,541	711,660,798	401,942,284	22,460,006
Beginning of period	1,839,500,430	1,127,839,632	22,460,006	—
End of period	$2,883,386,971	$1,839,500,430	$424,402,290	$22,460,006
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$899,590,962	$939,331,249	$412,010,419	$21,121,034
Cost of shares redeemed	(507,184,028)	(261,890,774)	(18,135,502)	(1,256,579)
Total change in net assets resulting from capital transactions	$392,406,934	$677,440,475	$393,874,917	$19,864,455
SHARE TRANSACTIONS:
Issued	13,350,000	15,600,000	6,200,000	425,000
Redeemed	(7,475,000)	(4,475,000)	(275,000)	(25,000)
Net increase in shares from share transactions	5,875,000	11,125,000	5,925,000	400,000

(a)
Commencement of operations was March 13, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	June 30, 2026

	JPMorgan U.S. Tech Leaders ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(10,793,731)	$(2,607,629)
Net realized gain (loss)	33,773,435	(55,423,701)
Change in net unrealized appreciation/depreciation	984,792,995	329,763,562
Change in net assets resulting from operations	1,007,772,699	271,732,232
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,672,693,093	1,145,750,964
NET ASSETS:
Change in net assets	2,680,465,792	1,417,483,196
Beginning of period	1,957,302,387	539,819,191
End of period	$4,637,768,179	$1,957,302,387
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,430,394,557	$1,352,729,391
Cost of shares redeemed	(757,701,464)	(206,978,427)
Total change in net assets resulting from capital transactions	$1,672,693,093	$1,145,750,964
SHARE TRANSACTIONS:
Issued	26,575,000	18,450,000
Redeemed	(8,150,000)	(3,075,000)
Net increase in shares from share transactions	18,425,000	15,375,000
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active Growth ETF
Year Ended June 30, 2026	$86.12	$0.19	$12.46	$12.65	$(0.15)	$—	$(0.15)
Year Ended June 30, 2025	75.21	0.23	10.76	10.99	(0.08)	—	(0.08)
Year Ended June 30, 2024	55.72	0.14	19.45	19.59	(0.10)	—	(0.10)
August 8, 2022 (f) through June 30, 2023	49.95	0.19	5.65	5.84	(0.07)	—	(0.07)
JPMorgan Active Small Cap Value ETF
Year Ended June 30, 2026	56.32	0.79	12.64	13.43	(0.82)	—	(0.82)
Year Ended June 30, 2025	54.84	0.82	1.37	2.19	(0.71)	—	(0.71)
Year Ended June 30, 2024	49.26	0.75	5.42	6.17	(0.59)	—	(0.59)
March 7, 2023 (f) through June 30, 2023	50.00	0.23	(0.97)	(0.74)	—	—	—
JPMorgan Active Value ETF
Year Ended June 30, 2026	65.55	1.04	13.82	14.86	(0.96)	—	(0.96)
Year Ended June 30, 2025	59.22	1.08	6.17	7.25	(0.92)	—	(0.92)
Year Ended June 30, 2024	53.14	1.06	5.95	7.01	(0.93)	—	(0.93)
Year Ended June 30, 2023	47.81	0.98	5.09	6.07	(0.74)	—	(0.74)
October 4, 2021 (f) through June 30, 2022	49.50	0.63	(1.78)	(1.15)	(0.47)	(0.07)	(0.54)
JPMorgan Equity Premium Income ETF
Year Ended June 30, 2026	56.82	4.61	(0.34)	4.27	(4.58)	—	(4.58)
Year Ended June 30, 2025	56.71	4.83	(0.05)	4.78	(4.67)	—	(4.67)
Year Ended June 30, 2024	55.29	4.16	1.42	5.58	(4.16)	—	(4.16)
Year Ended June 30, 2023	55.45	5.84	0.04	5.88	(6.04)	—	(6.04)
Year Ended June 30, 2022	60.50	6.11	(6.20)	(0.09)	(4.96)	—	(4.96)
JPMorgan Fundamental Data Science Large Core ETF
Year Ended June 30, 2026	59.26	0.60	11.82	12.42	(0.62)	—	(0.62)
August 7, 2024 (f) through June 30, 2025	50.00	0.56	9.21	9.77	(0.51)	—	(0.51)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

62	J.P. Morgan Exchange-Traded Funds	June 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$98.62	$98.59	14.70%	14.73%	$9,992,342,989	0.44%	0.21%	68%
86.12	86.07	14.62	14.64	6,386,023,937	0.43	0.29	47
75.21	75.15	35.21	35.05	2,088,861,811	0.44	0.22	30
55.72	55.74	11.73	11.77 (g)	358,030,378	0.44	0.45	60

68.93	69.01	24.10	24.24	26,883,007	0.74	1.32	49
56.32	56.32	3.93	3.99	23,652,333	0.74	1.43	43
54.84	54.81	12.54	12.38	13,161,060	0.74	1.43	27
49.26	49.30	(1.48)	(1.40)(g)	10,836,656	0.74	1.57	13

79.45	79.41	22.83	22.86	6,697,804,784	0.44	1.43	124
65.55	65.50	12.28	12.12	3,678,757,958	0.43	1.70	111
59.22	59.26	13.29	13.35	1,265,912,410	0.44	1.90	87
53.14	53.15	12.79	13.04	418,442,628	0.44	1.91	80
47.81	47.71	(2.37)	(2.57)(g)	44,225,127	0.44	1.64	56

56.51	56.48	7.77	7.66	44,801,086,561	0.35	8.06	180
56.82	56.85	8.65	8.77	40,993,558,533	0.35	8.38	172
56.71	56.68	10.58	10.44	33,755,582,783	0.35	7.50	174
55.29	55.33	11.30	11.37	28,046,696,328	0.35	10.69	190
55.45	55.45	(0.49)	(0.62)	10,206,410,953	0.35	10.23	195

71.06	71.06	21.06	20.98	15,988,358	0.30	0.93	12
59.26	59.30	19.59	19.67 (g)	13,333,749	0.30	1.12	15

June 30, 2026	J.P. Morgan Exchange-Traded Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Fundamental Data Science Mid Core ETF
Year Ended June 30, 2026	$56.05	$0.67	$11.93	$12.60	$(0.70)	$—	$(0.70)
August 7, 2024 (f) through June 30, 2025	50.00	0.67	5.99	6.66	(0.61)	—	(0.61)
JPMorgan Fundamental Data Science Small Core ETF
Year Ended June 30, 2026	53.76	0.59	23.10	23.69	(0.69)	—	(0.69)
August 7, 2024 (f) through June 30, 2025	50.00	0.48	3.72	4.20	(0.44)	—	(0.44)
JPMorgan Nasdaq Equity Premium Income ETF
Year Ended June 30, 2026	54.38	6.43	6.79	13.22	(6.12)	—	(6.12)
Year Ended June 30, 2025	55.47	6.45	(1.43)	5.02	(6.11)	—	(6.11)
Year Ended June 30, 2024	48.33	5.25	6.75	12.00	(4.86)	—	(4.86)
Year Ended June 30, 2023	45.46	6.04	2.47	8.51	(5.64)	—	(5.64)
May 3, 2022 (f) through June 30, 2022	50.00	1.11	(5.27)	(4.16)	(0.38)	—	(0.38)
JPMorgan Small & Mid Cap Enhanced Equity ETF (h) (i)
Year Ended June 30, 2026	59.25	0.76	18.80	19.56	(0.72)	—	(0.72)
Year Ended June 30, 2025	56.61	0.76	2.45	3.21	(0.57)	—	(0.57)
Year Ended June 30, 2024	50.12	0.70	6.46	7.16	(0.67)	—	(0.67)
Year Ended June 30, 2023	45.83	0.67	6.67	7.34	(0.66)	(2.39)	(3.05)
Year Ended June 30, 2022	62.87	0.70	(8.03)	(7.33)	(0.66)	(9.05)	(9.71)
JPMorgan U.S. Research Enhanced Large Cap ETF
Year Ended June 30, 2026	56.15	0.74	10.89	11.63	(0.51)	(0.17)	(0.68)
March 13, 2025 (f) through June 30, 2025	50.00	0.18	6.08	6.26	(0.11)	—	(0.11)
JPMorgan U.S. Tech Leaders ETF
Year Ended June 30, 2026	84.46	(0.32)	27.34	27.02	—	—	—
Year Ended June 30, 2025	69.21	(0.19)	15.44	15.25	—	—	—
October 4, 2023 (f) through June 30, 2024	50.00	(0.14)	19.35	19.21	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
Per Share amounts reflect the conversion of the JPMorgan Market Expansion Enhanced Index Fund ("Acquired Fund") into the JPMorgan Small & Mid Cap
Enhanced Equity ETF (the "Fund") as of the close of business on May 6, 2022.

(i)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on May 6, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period July 1, 2020 up through the reorganization.

(j)
The Fund acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on May 6, 2022. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund net asset value ("NAV") is calculated. Prior to the Fund listing on May 9, 2022, the NAV performance of the Class R6 and the Class I Shares of the Acquired Fund is used as proxy market price returns.

64	J.P. Morgan Exchange-Traded Funds	June 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$67.95	$67.95	22.65%	22.61%	$8,154,452	0.35%	1.11%	0.35%	26%
56.05	56.07	13.34	13.38 (g)	6,725,648	0.35	1.35	0.35	29

76.76	76.79	44.35	44.56	9,211,157	0.40	0.95	0.40	28
53.76	53.70	8.40	8.28 (g)	6,450,939	0.40	1.00	0.40	36

61.48	61.46	25.75	25.66	40,819,064,229	0.35	11.13	0.35	174
54.38	54.40	9.77	9.75	28,051,847,157	0.35	11.91	0.35	168
55.47	55.50	26.44	26.41	15,244,636,032	0.35	10.20	0.35	168
48.33	48.37	20.81	20.11	3,956,996,062	0.35	13.49	0.35	162
45.46	45.76	(8.37)	(7.77)(g)	101,155,729	0.35	14.59	0.35	12

78.09	78.03	33.27	33.26 (j)	2,883,386,971	0.24	1.14	0.34	28
59.25	59.21	5.65	5.52 (j)	1,839,500,430	0.24	1.28	0.35	37
56.61	56.64	14.36	14.33 (j)	1,127,839,632	0.24	1.32	0.35	26
50.12	50.16	16.61	16.73 (j)	854,560,372	0.24	1.38	0.24	29
45.83	45.82	(13.80)	(13.81)(j)	833,993,386	0.25	1.21	0.36	27

67.10	67.18	20.83	20.89	424,402,290	0.15	1.15	0.18	25
56.15	56.19	12.53	12.61 (g)	22,460,006	0.20	1.18	0.20	6

111.48	111.55	31.99	32.07	4,637,768,179	0.65	(0.35)	0.65	72
84.46	84.46	22.03	21.96	1,957,302,387	0.64	(0.26)	0.64	68
69.21	69.25	38.42	38.50 (g)	539,819,191	0.65	(0.30)	0.65	32

June 30, 2026	J.P. Morgan Exchange-Traded Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 11 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active Growth ETF	Non-Diversified
JPMorgan Active Small Cap Value ETF	Diversified
JPMorgan Active Value ETF	Diversified
JPMorgan Equity Premium Income ETF	Diversified
JPMorgan Fundamental Data Science Large Core ETF	Non-Diversified
JPMorgan Fundamental Data Science Mid Core ETF	Diversified
JPMorgan Fundamental Data Science Small Core ETF	Diversified
JPMorgan Nasdaq Equity Premium Income ETF	Non-Diversified
JPMorgan Small & Mid Cap Enhanced Equity ETF	Diversified
JPMorgan U.S. Research Enhanced Large Cap ETF	Non-Diversified*
JPMorgan U.S. Tech Leaders ETF	Diversified

*	Prior to June 8, 2026, JPMorgan U.S. Research Enhanced Large Cap ETF operated as a diversified company.
The investment objective of JPMorgan Active Growth ETF (“Active Growth ETF”), JPMorgan Active Small Cap Value ETF (“Active Small Cap Value ETF”), JPMorgan Active Value ETF (“Active Value ETF”), JPMorgan Fundamental Data Science Large Core ETF (“Fundamental Data Science Large Core ETF”), JPMorgan Fundamental Data Science Mid Core ETF (“Fundamental Data Science Mid Core ETF”), JPMorgan Fundamental Data Science Small Core ETF (“Fundamental Data Science Small Core ETF”), and JPMorgan U.S. Tech Leaders ETF ("U.S. Tech Leaders ETF") is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Equity Premium Income ETF (“Equity Premium Income ETF”) and JPMorgan Nasdaq Equity Premium Income ETF (“Nasdaq Equity Premium Income ETF”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Small & Mid Cap Enhanced Equity ETF (“Small & Mid Cap Enhanced Equity ETF”) is to seek to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid- capitalization equity markets.
The investment objective of JPMorgan U.S. Research Enhanced Large Cap ETF (“U.S. Research Enhanced Large Cap ETF”) is to seek to provide capital appreciation.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active Growth ETF	NYSE Arca, Inc.
Active Small Cap Value ETF	NYSE Arca, Inc.
Active Value ETF	NYSE Arca, Inc.
Equity Premium Income ETF	NYSE Arca, Inc.
Fundamental Data Science Large Core ETF	The NASDAQ Stock Market® LLC
Fundamental Data Science Mid Core ETF	The NASDAQ Stock Market® LLC
Fundamental Data Science Small Core ETF	The NASDAQ Stock Market® LLC
Nasdaq Equity Premium Income ETF	The NASDAQ Stock Market® LLC
Small & Mid Cap Enhanced Equity ETF	NYSE Arca, Inc.
U.S. Research Enhanced Large Cap ETF	NYSE Arca, Inc.
U.S. Tech Leaders ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation

66	J.P. Morgan Exchange-Traded Funds	June 30, 2026

Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Active Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,082,216,291	$—	$—	$10,082,216,291

(a)	Please refer to the SOI for specifics of portfolio holdings.

Active Small Cap Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,966,069	$—	$—	$26,966,069

(a)	Please refer to the SOI for specifics of portfolio holdings.

Active Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,731,596,229	$—	$—	$6,731,596,229

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$38,239,003,878	$—	$—	$38,239,003,878
Equity Linked Notes	—	6,134,483,189	—	6,134,483,189
Short-Term Investments
Investment Companies	312,179,246	—	—	312,179,246
Investment of Cash Collateral from Securities Loaned	65,452,349	—	—	65,452,349
Total Short-Term Investments	377,631,595	—	—	377,631,595
Total Investments in Securities	$38,616,635,473	$6,134,483,189	$—	$44,751,118,662

Fundamental Data Science Large Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,988,198	$—	$—	$15,988,198

(a)	Please refer to the SOI for specifics of portfolio holdings.

Fundamental Data Science Mid Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,155,330	$—	$—	$8,155,330

68	J.P. Morgan Exchange-Traded Funds	June 30, 2026

Fundamental Data Science Mid Core ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,648	$—	$—	$4,648

(a)	Please refer to the SOI for specifics of portfolio holdings.

Fundamental Data Science Small Core ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$8,849,678	$—	$—	$8,849,678
Rights	—	—	193	193
Short-Term Investments
Investment Companies	314,672	—	—	314,672
Investment of Cash Collateral from Securities Loaned	154,380	—	—	154,380
Total Short-Term Investments	469,052	—	—	469,052
Total Investments in Securities	$9,318,730	$—	$193	$9,318,923
Appreciation in Other Financial Instruments
Futures Contracts	$8,601	$—	$—	$8,601

Nasdaq Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$33,595,450,852	$—	$—	$33,595,450,852
Equity Linked Notes	—	6,639,602,215	—	6,639,602,215
Short-Term Investments
Investment Companies	361,151,196	—	—	361,151,196
Investment of Cash Collateral from Securities Loaned	251,873,617	—	—	251,873,617
Total Short-Term Investments	613,024,813	—	—	613,024,813
Total Investments in Securities	$34,208,475,665	$6,639,602,215	$—	$40,848,077,880

Small & Mid Cap Enhanced Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,929,896,227	$—	$—	$2,929,896,227
Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,421,643	$—	$—	$2,421,643

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
U.S. Research Enhanced Large Cap ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$420,405,927	$—	$—	$420,405,927
Rights	—	—	1	1
Short-Term Investments
Investment Companies	3,496,207	—	—	3,496,207
Total Investments in Securities	$423,902,134	$—	$1	$423,902,135
Appreciation in Other Financial Instruments
Futures Contracts	$23,951	$—	$—	$23,951

U.S. Tech Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,719,965,273	$—	$—	$4,719,965,273

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

70	J.P. Morgan Exchange-Traded Funds	June 30, 2026

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Active Growth ETF	$101,943,192	$(101,323,210)	$619,982
Active Value ETF	38,223,592	(38,223,592)	—
Equity Premium Income ETF	62,480,021	(62,480,021)	—
Fundamental Data Science Mid Core ETF	37,386	(37,386)	—
Fundamental Data Science Small Core ETF	153,224	(153,224)	—
Nasdaq Equity Premium Income ETF	258,454,824	(251,873,617)	6,581,207
Small & Mid Cap Enhanced Equity ETF	58,388,578	(58,388,578)	—
U.S. Tech Leaders ETF	105,259,577	(101,912,611)**	3,346,966

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
**	Subsequent to June 30, 2026, additional collateral was received from borrowers.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Active Small Cap Value ETF, Fundamental Data Science Large Core ETF and U.S. Research Enhanced Large Cap ETF did not have any securities out on loan at June 30, 2026.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active Growth ETF
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$929,272,770	$724,674,923	$(95,592)	$(9,829)	$204,492,427	204,492,427	$2,650,210	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	482,772,317	381,449,107	—	—	101,323,210	101,323,210	559,319 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	79,016,524	415,236,673	494,253,196	—	—	—	—	3,741,213	—
Total	$79,016,524	$1,827,281,760	$1,600,377,226	$(95,592)	$(9,829)	$305,815,637		$6,950,742	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2026	J.P. Morgan Exchange-Traded Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
Active Small Cap Value ETF
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$3,526,672	$3,216,987	$(118)	$(21)	$309,546	309,546	$5,684	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	1,130,509	1,130,509	—	—	—	—	4,362 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	427,069	3,324,683	3,751,752	—	—	—	—	13,062	—
Total	$427,069	$7,981,864	$8,099,248	$(118)	$(21)	$309,546		$23,108	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Active Value ETF
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$690,247,324	$640,855,522	$(34,770)	$(2,939)	$49,354,093	49,354,093	$956,531	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	477,718,401	438,434,087	—	—	39,284,314	39,284,314	531,549 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	128,506,160	293,508,108	422,014,268	—	—	—	—	1,693,155	—
Total	$128,506,160	$1,461,473,833	$1,501,303,877	$(34,770)	$(2,939)	$88,638,407		$3,181,235	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Premium Income ETF
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$7,243,931,020	$6,931,591,512	$(160,263)	$—	$312,179,246	312,179,246	$4,541,800	$—

72	J.P. Morgan Exchange-Traded Funds	June 30, 2026

Equity Premium Income ETF (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$—	$593,806,748	$528,354,399	$—	$—	$65,452,349	65,452,349	$188,140 (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	279,447,397	6,314,093,933	6,593,541,329	—	—	—	—	11,230,373	—
Total	$279,447,397	$14,151,831,701	$14,053,487,240	$(160,263)	$—	$377,631,595		$15,960,313	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Fundamental Data Science Large Core ETF
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$280,130	$215,300	$(38)	$(7)	$64,785	64,785	$1,189	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	698,671	698,671	—	—	—	—	361 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	145,460	232,178	377,638	—	—	—	—	2,817	—
Total	$145,460	$1,210,979	$1,291,609	$(38)	$(7)	$64,785		$4,367	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Fundamental Data Science Mid Core ETF
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$800,622	$519,841	$(66)	$(62)	$280,654	280,654	$4,025	$—

June 30, 2026	J.P. Morgan Exchange-Traded Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
Fundamental Data Science Mid Core ETF (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$—	$605,315	$567,686	$—	$—	$37,628	37,628	$1,151 (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	288,084	297,362	585,446	—	—	—	—	7,747	—
Total	$288,084	$1,703,299	$1,672,973	$(66)	$(62)	$318,282		$12,923	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Fundamental Data Science Small Core ETF
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$1,838,567	$1,523,802	$(93)	$—	$314,672	314,672	$4,378	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	19,588	2,991,077	2,856,285	—	—	154,380	154,380	5,743 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	270,795	397,733	668,528	—	—	—	—	8,001	—
Total	$290,383	$5,227,377	$5,048,615	$(93)	$—	$469,052		$18,122	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Nasdaq Equity Premium Income ETF
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$11,720,100,411	$11,358,855,295	$(93,920)	$—	$361,151,196	361,151,196	$7,943,562	$—

74	J.P. Morgan Exchange-Traded Funds	June 30, 2026

Nasdaq Equity Premium Income ETF (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$—	$685,390,358	$433,516,742	$—	$—	$251,873,617	251,873,617	$1,232,514 (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	321,794,479	5,935,582,739	6,257,377,217	—	—	—	—	9,075,967	—
Total	$321,794,479	$18,341,073,508	$18,049,749,254	$(93,920)	$—	$613,024,813		$18,252,043	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small & Mid Cap Enhanced Equity ETF
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$396,245,180	$268,428,235	$(21,183)	$(3,290)	$127,792,472	127,792,472	$1,050,208	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	29,423,749	555,584,441	526,165,054	—	—	58,843,136	58,843,136	2,025,672 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	53,186,146	238,561,028	291,747,174	—	—	—	—	1,246,054	—
Total	$82,609,895	$1,190,390,649	$1,086,340,463	$(21,183)	$(3,290)	$186,635,608		$4,321,934	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2026	J.P. Morgan Exchange-Traded Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
U.S. Research Enhanced Large Cap ETF
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$8,462,666	$4,965,870	$(224)	$(365)	$3,496,207	3,496,206	$17,156	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	303,345	303,345	—	—	—	—	309 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	197,499	417,611	615,110	—	—	—	—	4,600	—
Total	$197,499	$9,183,622	$5,884,325	$(224)	$(365)	$3,496,207		$22,065	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Tech Leaders ETF
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$577,475,296	$553,437,416	$(21,909)	$—	$24,015,971	24,015,971	$613,648	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	36,055,385	1,157,776,521	1,091,919,295	—	—	101,912,611	101,912,611	3,275,544 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	17,475,661	410,662,070	428,137,731	—	—	—	—	996,690 (c)	—
Total	$53,531,046	$2,145,913,887	$2,073,494,442	$(21,909)	$—	$125,928,582		$4,885,882	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Futures Contracts— Fundamental Data Science Large Core ETF, Fundamental Data Science Mid Core ETF, Fundamental Data Science Small Core ETF, Small & Mid Cap Enhanced Equity ETF and U.S. Research Enhanced Large Cap ETF used index futures contracts to manage and hedge equity price risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the

76	J.P. Morgan Exchange-Traded Funds	June 30, 2026

value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2026:
	Fundamental Data Science Large Core ETF	Fundamental Data Science Mid Core ETF	Fundamental Data Science Small Core ETF	Small & Mid Cap Enhanced Equity ETF	U.S. Research Enhanced Large Cap ETF
Futures Contracts:
Average Notional Balance Long	$22,567	$295,764	$317,001	$66,129,713	$698,461
Ending Notional Balance Long	—	310,912	350,175	132,179,080	3,773,500
F. Equity-Linked Notes— Equity Premium Income ETF and Nasdaq Equity Premium Income ETF invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as Interest income from non-affiliates on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. A Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of June 30, 2026, Equity Premium Income ETF and Nasdaq Equity Premium Income ETF had outstanding ELNs as listed on the SOIs.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Distributions of net investment income and realized capital gains from the Underlying Funds are recorded on the ex-dividend date.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Equity Premium Income ETF and Nasdaq Equity Premium Income ETF, at least annually for Active Growth ETF, Active Small Cap Value ETF, Small & Mid Cap Enhanced Equity ETF and U.S. Tech Leaders ETF, and at least quarterly for Active Value ETF, Fundamental Data Science Large Core ETF, Fundamental Data Science Mid Core ETF, Fundamental Data Science Small Core ETF and U.S. Research Enhanced Large Cap ETF. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Active Growth ETF	$554,414,337	$—	$(554,414,337)
Active Small Cap Value ETF	598,887	—	(598,887)
Active Value ETF	927,129,636	—	(927,129,636)
Equity Premium Income ETF	878,459,547	—	(878,459,547)
Fundamental Data Science Large Core ETF	1,569,727	—	(1,569,727)
Fundamental Data Science Mid Core ETF	921,321	—	(921,321)
Fundamental Data Science Small Core ETF	1,318,072	137	(1,318,209)
Nasdaq Equity Premium Income ETF	2,365,205,709	—	(2,365,205,709)
Small & Mid Cap Enhanced Equity ETF	230,085,375	—	(230,085,375)
U.S. Research Enhanced Large Cap ETF	4,957,269	120	(4,957,389)
U.S. Tech Leaders ETF	323,290,991	6,744,471	(330,035,462)
The reclassifications for the Funds relate primarily to redemptions in-kind.
J. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund. For each Fund other than Small & Mid Cap Enhanced Equity ETF, the investments are managed pursuant to a Management Agreement, under which JPMIM is responsible for substantially all of each Fund’s expenses as described below. JPMIM also manages the investments of Small & Mid Cap Enhanced Equity ETF pursuant to an Investment Advisory Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active Growth ETF	0.44%
Active Small Cap Value ETF	0.74 [1]
Active Value ETF	0.44
Equity Premium Income ETF	0.35
Fundamental Data Science Large Core ETF	0.30

78	J.P. Morgan Exchange-Traded Funds	June 30, 2026

Fundamental Data Science Mid Core ETF	0.35%
Fundamental Data Science Small Core ETF	0.40
Nasdaq Equity Premium Income ETF	0.35
Small & Mid Cap Enhanced Equity ETF	0.25
U.S. Research Enhanced Large Cap ETF	0.18 [2]
U.S. Tech Leaders ETF	0.65

1	Effective July 1, 2026, management fee was reduced from 0.74% to 0.55%.
2	Prior to May 13, 2026, the management fee was 0.20%.
Under each Management Agreement applicable to each Fund except Small & Mid Cap Enhanced Equity ETF, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
Pursuant to a separate Administration Agreement, the Administrator provides certain administration services to Small & Mid Cap Enhanced Equity ETF. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of Small & Mid Cap Enhanced Equity ETF's average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund’s average daily net assets in excess of $25 billion. For the year ended June 30, 2026, the effective rate was 0.075% of Small & Mid Cap Enhanced Equity ETF's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees for Small & Mid Cap Enhanced Equity ETF as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM (a portion of the administration fee for the Small & Mid Cap Enhanced Equity ETF).
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM , for the Funds except Small & Mid Cap Enhanced Equity ETF, pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
For Small & Mid Cap Enhanced Equity ETF, the Fund pays JPMCB directly. The amounts for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse Small & Mid Cap Enhanced Equity ETF to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of Small & Mid Cap Enhanced Equity ETF's average daily net assets. The expense limitation agreement was in effect for the year ended June 30, 2026 and the contractual expense limitation is in place until at least October 31, 2026.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
The Adviser has contractually agreed to waive fees and/or reimburse U.S. Research Enhanced Large Cap ETF to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.12% of U.S. Research Enhanced Large Cap ETF's average daily net assets. The expense limitation agreement was in effect for the year ended June 30, 2026 and the contractual expense limitation is in place until at least October 31, 2027.
For the year ended June 30, 2026, Small & Mid Cap Enhanced Equity ETF’s and U.S. Research Enhanced Large Cap ETF's service providers waived fees and/or reimbursed expenses for Small & Mid Cap Enhanced Equity ETF and U.S. Research Enhanced Large Cap ETF as follows. None of these parties expect Small & Mid Cap Enhanced Equity ETF and U.S. Research Enhanced Large Cap ETF to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Management Fees	Contractual Reimbursements
Small & Mid Cap Enhanced Equity ETF	$—	$2,268,037
U.S. Research Enhanced Large Cap ETF	26,547	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). For each Fund, except Small & Mid Cap Enhanced Equity ETF, the fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A. For Small & Mid Cap Enhanced Equity ETF, the Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the Small & Mid Cap Enhanced Equity ETF’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expects Small & Mid Cap Enhanced Equity ETF to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended June 30, 2026 were as follows:

Small & Mid Cap Enhanced Equity ETF	$66,888
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A. for the Funds except Small & Mid Cap Enhanced Equity ETF. Small & Mid Cap Enhanced Equity ETF, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2026, Active Growth ETF, Nasdaq Equity Premium Income ETF, U.S. Research Enhanced Large Cap ETF and U.S. Tech Leaders ETF purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2026, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Active Growth ETF	$1
Active Value ETF	3
Equity Premium Income ETF	71,112
Nasdaq Equity Premium Income ETF	23,094
Small & Mid Cap Enhanced Equity ETF	20,539
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

80	J.P. Morgan Exchange-Traded Funds	June 30, 2026

4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Active Growth ETF	$5,528,457,447	$5,572,130,667
Active Small Cap Value ETF	11,985,546	11,743,232
Active Value ETF	6,709,492,968	6,337,690,989
Equity Premium Income ETF	78,009,704,924	76,132,234,343
Fundamental Data Science Large Core ETF	1,807,959	2,138,297
Fundamental Data Science Mid Core ETF	1,789,771	1,974,257
Fundamental Data Science Small Core ETF	1,972,355	1,986,180
Nasdaq Equity Premium Income ETF	60,443,671,296	57,286,197,402
Small & Mid Cap Enhanced Equity ETF	947,133,233	617,215,639
U.S. Research Enhanced Large Cap ETF	28,868,075	19,625,010
U.S. Tech Leaders ETF	2,393,052,670	2,226,110,481
During the year ended June 30, 2026, there were no purchases or sales of U.S. Government securities.
For the year ended June 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Active Growth ETF	$3,981,479,751	$1,594,317,713
Active Small Cap Value ETF	871,212	2,630,953
Active Value ETF	4,451,951,951	2,741,885,962
Equity Premium Income ETF	5,588,421,194	2,951,212,153
Fundamental Data Science Large Core ETF	4,738,073	4,313,045
Fundamental Data Science Mid Core ETF	2,336,666	2,078,147
Fundamental Data Science Small Core ETF	2,603,932	2,554,365
Nasdaq Equity Premium Income ETF	10,451,320,965	4,570,241,859
Small & Mid Cap Enhanced Equity ETF	476,254,079	473,893,271
U.S. Research Enhanced Large Cap ETF	398,623,970	17,542,145
U.S. Tech Leaders ETF	2,203,712,333	739,058,784
During the year ended June 30, 2026, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Growth ETF	$8,076,855,204	$2,055,000,904	$49,639,817	$2,005,361,087
Active Small Cap Value ETF	21,810,726	5,424,148	268,805	5,155,343
Active Value ETF	6,197,623,420	634,425,438	100,452,629	533,972,809
Equity Premium Income ETF	37,936,162,502	8,345,488,230	1,530,532,070	6,814,956,160
Fundamental Data Science Large Core ETF	12,864,660	3,638,141	514,603	3,123,538
Fundamental Data Science Mid Core ETF	7,335,265	1,245,482	420,769	824,713
Fundamental Data Science Small Core ETF	7,761,901	1,879,518	313,895	1,565,623
Nasdaq Equity Premium Income ETF	29,245,136,194	12,579,832,263	976,890,577	11,602,941,686
Small & Mid Cap Enhanced Equity ETF	2,340,851,304	701,995,911	110,529,345	591,466,566
U.S. Research Enhanced Large Cap ETF	418,088,527	22,607,166	16,769,607	5,837,559
U.S. Tech Leaders ETF	3,356,001,117	1,427,492,122	63,527,966	1,363,964,156
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives, tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Active Growth ETF	$13,236,846	$—	$13,236,846
Active Small Cap Value ETF	333,031	—	333,031
Active Value ETF	70,931,354	—	70,931,354
Equity Premium Income ETF	3,407,826,094	—	3,407,826,094
Fundamental Data Science Large Core ETF	142,947	—	142,947
Fundamental Data Science Mid Core ETF	84,371	—	84,371
Fundamental Data Science Small Core ETF	82,785	—	82,785
Nasdaq Equity Premium Income ETF	3,510,679,784	—	3,510,679,784
Small & Mid Cap Enhanced Equity ETF	23,554,685	—	23,554,685
U.S. Research Enhanced Large Cap ETF	645,485	11,907	657,392

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

82	J.P. Morgan Exchange-Traded Funds	June 30, 2026

The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
Active Growth ETF	$4,426,088	$4,426,088
Active Small Cap Value ETF	230,259	230,259
Active Value ETF	38,123,372	38,123,372
Equity Premium Income ETF	3,027,394,985	3,027,394,985
Fundamental Data Science Large Core ETF	114,917	114,917
Fundamental Data Science Mid Core ETF	73,579	73,579
Fundamental Data Science Small Core ETF	50,574	50,574
Nasdaq Equity Premium Income ETF	2,289,840,737	2,289,840,737
Small & Mid Cap Enhanced Equity ETF	15,116,192	15,116,192
U.S. Research Enhanced Large Cap ETF	44,740	44,740

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Active Growth ETF	$12,704,290	$(329,235,172)	$2,005,361,087
Active Small Cap Value ETF	143,286	(53,426)	5,155,343
Active Value ETF	7,773,446	(156,040,707)	533,972,809
Equity Premium Income ETF	323,885,886	(7,480,651,093)	6,814,956,160
Fundamental Data Science Large Core ETF	16,408	(33,577)	3,123,538
Fundamental Data Science Mid Core ETF	14,349	(102,881)	824,713
Fundamental Data Science Small Core ETF	26,663	(150,739)	1,565,623
Nasdaq Equity Premium Income ETF	435,513,295	(5,479,542,455)	11,602,470,013
Small & Mid Cap Enhanced Equity ETF	13,100,354	(14,648,328)	591,466,566
U.S. Research Enhanced Large Cap ETF	274,204	—	5,837,559
U.S. Tech Leaders ETF	—	(167,031,968)	1,363,964,156

The cumulative timing differences primarily consist of certain derivatives, ordinary loss deferrals, post-October capital loss deferrals, tax adjustments on certain investments, trustee deferred compensation and wash sale loss deferrals.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
As of June 30, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active Growth ETF	$312,443,557	$16,791,615
Active Small Cap Value ETF	—	53,426
Active Value ETF	139,779,979	16,260,728
Equity Premium Income ETF	7,480,651,093	—
Fundamental Data Science Large Core ETF	—	33,577
Fundamental Data Science Mid Core ETF	50,382	52,499
Fundamental Data Science Small Core ETF	150,739	—
Nasdaq Equity Premium Income ETF	5,334,450,548	145,091,907
Small & Mid Cap Enhanced Equity ETF	14,648,328	—
U.S. Tech Leaders ETF	152,592,829	14,439,139
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2026, the following Funds deferred to July 1, 2026 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)		Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
Active Growth ETF	$414,689,340	$90,432,930	$—
Active Value ETF	188,869,061	32,400,314	—
Equity Premium Income ETF	2,491,046,725	(685,807,494)	—
Fundamental Data Science Large Core ETF	66,731	35,690	—
Fundamental Data Science Mid Core ETF	—	33,805	—
Fundamental Data Science Small Core ETF	2,136	—	—
Nasdaq Equity Premium Income ETF	4,292,157,672	291,490,228	—
U.S. Research Enhanced Large Cap ETF	365,803	122,478	—
U.S. Tech Leaders ETF	216,202,940	12,335,201	5,806,277
During the year ended June 30, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Active Small Cap Value ETF	$25,077	$—
Equity Premium Income ETF	—	247,580,523
Fundamental Data Science Large Core ETF	6,775	—
Small & Mid Cap Enhanced Equity ETF	—	4,980,426
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Funds of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash

84	J.P. Morgan Exchange-Traded Funds	June 30, 2026

balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2026, J.P. Morgan Investor Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
J.P. Morgan Investor Funds
Small & Mid Cap Enhanced Equity ETF	25.8%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2026, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Active Small Cap Value ETF	51%
Fundamental Data Science Large Core ETF	89
Fundamental Data Science Mid Core ETF	83
Fundamental Data Science Small Core ETF	83
Significant shareholder transactions by the Adviser may impact the Funds' performance.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Equity Premium Income ETF's and Nasdaq Equity Premium Income ETF's investments in ELNs entail varying degrees of risks. The Funds are subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Funds may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Funds from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

86	J.P. Morgan Exchange-Traded Funds	June 30, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (eleven of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of June 30, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2026, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan Active Growth ETF (1)
JPMorgan Active Small Cap Value ETF (1)
JPMorgan Active Value ETF (1)
JPMorgan Equity Premium Income ETF (1)
JPMorgan Fundamental Data Science Large Core ETF (2)
JPMorgan Fundamental Data Science Mid Core ETF (2)
JPMorgan Fundamental Data Science Small Core ETF (2)
JPMorgan Nasdaq Equity Premium Income ETF (1)
JPMorgan Small & Mid Cap Enhanced Equity ETF (1)
JPMorgan U.S. Research Enhanced Large Cap ETF (3)
JPMorgan U.S. Tech Leaders ETF (1)

(1)	Statement of operations for the year ended June 30, 2026 and statement of changes in net assets for the years ended June 30, 2026 and 2025
(2)
Statement of operations for the year ended June 30, 2026, and statement of changes in net assets for the year ended June 30, 2026 and the period August 7, 2024 (commencement of operations) through June 30, 2025

(3)
Statement of operations for the year ended June 30, 2026, and statement of changes in net assets for the year ended June 30, 2026 and the period March 13, 2025 (commencement of operations) through June 30, 2025

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	87

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026:
Dividends Received Deduction
JPMorgan Active Growth ETF	100.00%
JPMorgan Active Small Cap Value ETF	100.00
JPMorgan Active Value ETF	100.00
JPMorgan Equity Premium Income ETF	15.16
JPMorgan Fundamental Data Science Large Core ETF	100.00
JPMorgan Fundamental Data Science Mid Core ETF	87.38
JPMorgan Fundamental Data Science Small Core ETF	79.32
JPMorgan Small & Mid Cap Enhanced Equity ETF	86.27
JPMorgan U.S. Research Enhanced Large Cap ETF	91.55
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2026:
Long-Term Capital Gain Distribution
JPMorgan U.S. Research Enhanced Large Cap ETF	$11,907
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026:
Qualified Dividend Income
JPMorgan Active Growth ETF	$13,236,846
JPMorgan Active Small Cap Value ETF	333,031
JPMorgan Active Value ETF	70,931,354
JPMorgan Equity Premium Income ETF	551,674,947
JPMorgan Fundamental Data Science Large Core ETF	142,947
JPMorgan Fundamental Data Science Mid Core ETF	74,859
JPMorgan Fundamental Data Science Small Core ETF	67,840
JPMorgan Nasdaq Equity Premium Income ETF	176,055,294
JPMorgan Small & Mid Cap Enhanced Equity ETF	20,734,191
JPMorgan U.S. Research Enhanced Large Cap ETF	400,103
Section 199A Income
The following funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended June 30, 2025:
Qualified Business Income
JPMorgan Fundamental Data Science Mid Core ETF	$4,346
JPMorgan Fundamental Data Science Small Core ETF	2,661
JPMorgan Small & Mid Cap Enhanced Equity ETF	2,318,430

88	J.P. Morgan Exchange-Traded Funds	June 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-ETF-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPMorgan U.S. Research Enhanced Large Cap ETF
J.P. Morgan Exchange-Traded Fund Trust held a special meeting of shareholders on June 4, 2026, for the purpose of considering and voting upon the approval to change the JPMorgan U.S. Research Enhanced Large Cap ETF (the “Fund”) from a diversified company to a non-diversified company by eliminating the related fundamental investment policy. The elimination of the fundamental policy was approved by shareholders of the Fund at the special meeting.
The results of the voting were as follows (Shareholders have the right to one vote for each dollar of investment they own in the Fund):
Dollar value of Votes Received (000’s)
For	15,563
Against	0 *
Abstain	57

* Amount rounds to less than $500.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Management Agreements and Investment Advisory Agreement
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
September 8, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 8, 2026